UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2007

1.810665.103

AIR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 35.9%
Aerospace & Defense - 35.9%
Bombardier, Inc. Class B (sub. vtg.)	445,900	$ 2,698,100
General Dynamics Corp.	14,500	1,287,310
Goodrich Corp.	40,900	2,915,761
Hexcel Corp. (a)	15,600	397,332
Lockheed Martin Corp.	2,900	320,943
Precision Castparts Corp.	44,600	6,571,364
Raytheon Co.	21,100	1,305,035
Rockwell Collins, Inc.	34,600	2,495,352
Spirit AeroSystems Holdings, Inc. Class A	55,800	1,950,210
The Boeing Co.	33,100	3,063,074
		23,004,481
AIR FREIGHT & LOGISTICS - 22.9%
Air Freight & Logistics - 22.9%
Expeditors International of Washington, Inc.	89,600	4,204,032
FedEx Corp.	41,550	4,091,429
Forward Air Corp.	21,700	702,429
Hub Group, Inc. Class A (a)	21,700	565,936
United Parcel Service, Inc. Class B (d)	58,600	4,317,648
UTI Worldwide, Inc.	33,700	799,701
		14,681,175
AIRLINES - 33.0%
Airlines - 33.0%
Air France KLM ADR	57,800	2,073,864
AirTran Holdings, Inc. (a)(d)	30,000	254,700
Alaska Air Group, Inc. (a)	100	2,533
AMR Corp. (a)(d)	140,600	2,977,908
Continental Airlines, Inc. Class B (a)	63,600	1,790,340
Delta Air Lines, Inc. (a)(d)	109,940	2,172,414
ExpressJet Holdings, Inc. Class A (a)	200	500
Frontier Airlines Holdings, Inc. (a)	5	31
Northwest Airlines Corp. (a)	136,400	2,479,752
Pinnacle Airlines Corp. (a)	600	9,756
Ryanair Holdings PLC sponsored ADR (a)	36,900	1,497,033
SkyWest, Inc.	16,300	428,853
Southwest Airlines Co.	132,200	1,870,630
UAL Corp. (a)(d)	79,100	3,238,354
US Airways Group, Inc. (a)(d)	52,966	1,100,104
WestJet Airlines Ltd. (a)	63,050	1,254,883
		21,151,655
INDUSTRIAL CONGLOMERATES - 1.3%
Industrial Conglomerates - 1.3%
Textron, Inc.	11,800	814,790

	Shares	Value
METALS & MINING - 5.3%
Diversified Metals & Mining - 5.3%
Titanium Metals Corp. (d)	113,900	$ 3,379,413
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	6,300	409,941
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	458
TOTAL OIL, GAS & CONSUMABLE FUELS		410,399
TOTAL COMMON STOCKS (Cost $48,177,762)		63,441,913
Nonconvertible Bonds - 0.4%
Principal Amount
AIRLINES - 0.4%
Airlines - 0.4%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $104,974)	$ 3,500,000	227,500
Money Market Funds - 22.5%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	357,115	357,115
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	14,066,450	14,066,450
TOTAL MONEY MARKET FUNDS (Cost $14,423,565)		14,423,565
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $62,706,301)		78,092,978
NET OTHER ASSETS - (21.9)%		(14,032,194)
NET ASSETS - 100%		$ 64,060,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,270
Fidelity Securities Lending Cash Central Fund	29,090
Total	$ 42,360
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $62,899,581. Net unrealized appreciation aggregated $15,193,397, of which $18,191,594 related to appreciated investment securities and $2,998,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2007

1.810666.103

AUT-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 55.8%
Auto Parts & Equipment - 49.0%
Aftermarket Technology Corp. (a)	9,600	$ 268,032
American Axle & Manufacturing Holdings, Inc.	26,996	624,148
ArvinMeritor, Inc. (d)	26,300	265,893
Autoliv, Inc.	36,200	2,114,080
Bharat Forge Ltd.	158	1,253
BorgWarner, Inc.	21,700	2,096,437
Drew Industries, Inc. (a)	7,800	213,096
Gentex Corp.	91,900	1,821,458
Hyundai Mobis	1,207	112,950
Johnson Controls, Inc.	230,570	8,904,613
Lear Corp. (a)	29,700	874,368
Modine Manufacturing Co.	13,300	270,522
Raser Technologies, Inc. (a)(d)	12,900	160,863
Sauer-Danfoss, Inc.	3,000	72,900
Superior Industries International, Inc.	6,900	127,788
Tenneco, Inc. (a)	19,100	565,169
TRW Automotive Holdings Corp. (a)	32,100	720,645
Visteon Corp. (a)(d)	87,500	385,000
WABCO Holdings, Inc.	24,300	1,141,128
		20,740,343
Tires & Rubber - 6.8%
Continental AG	600	78,043
Cooper Tire & Rubber Co.	30,800	473,704
Michelin SA (Compagnie Generale des Etablissements) Series B	1,500	177,814
The Goodyear Tire & Rubber Co. (a)	74,400	2,139,000
		2,868,561
TOTAL AUTO COMPONENTS		23,608,904
AUTOMOBILES - 40.6%
Automobile Manufacturers - 32.0%
Bayerische Motoren Werke AG (BMW)	5,800	353,829
DaimlerChrysler AG	6,400	650,688
Fiat SpA (d)	25,500	699,361
Fleetwood Enterprises, Inc. (a)(d)	26,300	143,861
Ford Motor Co. (a)(d)	493,000	3,702,430
General Motors Corp. (d)	166,500	4,966,695
Honda Motor Co. Ltd. sponsored ADR	10,600	364,746
Hyundai Motor Co.	760	57,176
Maruti Suzuki India Ltd.	76	1,950
Monaco Coach Corp. (d)	20,300	183,309
Nissan Motor Co. Ltd. sponsored ADR	2,300	52,670
Renault SA	6,100	887,491
Thor Industries, Inc.	13,900	489,975
Toyota Motor Corp. sponsored ADR	7,100	799,815
Winnebago Industries, Inc. (d)	9,300	200,136
		13,554,132

	Shares	Value
Motorcycle Manufacturers - 8.6%
Bajaj Auto Ltd.	5	$ 342
Harley-Davidson, Inc. (d)	76,200	3,659,124
		3,659,466
TOTAL AUTOMOBILES		17,213,598
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Ener1, Inc. (a)(e)	500,000	419,755
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	1,400	4,704
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Harman International Industries, Inc.	1,600	117,760
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Cummins, Inc.	1,100	128,590
Navistar International Corp. (a)	1,300	67,535
		196,125
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Titanium Metals Corp.	3,500	103,845
ROAD & RAIL - 0.4%
Trucking - 0.4%
Hertz Global Holdings, Inc.	5,300	101,230
Ryder System, Inc.	1,700	73,712
		174,942
TOTAL COMMON STOCKS (Cost $48,632,264)		41,839,633
Money Market Funds - 16.6%

Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c) (Cost $7,019,075)	7,019,075	7,019,075
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $55,651,339)	48,858,708
NET OTHER ASSETS - (15.4)%	(6,514,327)
NET ASSETS - 100%	$ 42,344,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $419,755 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ener1, Inc.	11/20/07	$ 250,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,719
Fidelity Securities Lending Cash Central Fund	24,676
Total	$ 54,395
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $57,777,311. Net unrealized depreciation aggregated $8,918,603, of which $354,348 related to appreciated investment securities and $9,272,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2007

1.810667.103

BAN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.9%
	Shares	Value
CAPITAL MARKETS - 2.6%
Asset Management & Custody Banks - 2.2%
Ares Capital Corp.	10,800	$ 162,648
Bank of New York Mellon Corp.	27,803	1,333,432
Franklin Resources, Inc.	11,300	1,391,934
Legg Mason, Inc.	5,500	419,705
Northern Trust Corp.	9,900	801,801
State Street Corp.	16,973	1,355,973
T. Rowe Price Group, Inc.	8,000	491,840
		5,957,333
Diversified Capital Markets - 0.1%
Investec PLC	13,900	148,722
Investment Banking & Brokerage - 0.3%
Macquarie Group Ltd.	4,787	339,556
MF Global Ltd.	17,600	507,408
		846,964
TOTAL CAPITAL MARKETS		6,953,019
COMMERCIAL BANKS - 64.7%
Diversified Banks - 38.1%
Bank Hapoalim BM (Reg.)	43,300	215,370
Bank of Cyprus Public Co. Ltd.	53,700	1,052,710
Bank of Montreal	2,100	133,244
Bank of Piraeus	24,800	957,823
Commonwealth Bank of Australia	4,637	244,332
EFG Eurobank Ergasias SA	27,280	960,217
ICICI Bank Ltd.	7,087	211,319
Raiffeisen International Bank Holding AG	1,600	260,171
Societe Generale Series A	1,800	278,025
Sumitomo Trust & Banking Co. Ltd.	19,000	158,173
U.S. Bancorp, Delaware (d)	549,600	18,186,264
Uniao de Bancos Brasileiros SA (Unibanco) GDR	12,700	1,901,444
Unicredito Italiano SpA	18,000	153,311
Wachovia Corp.	689,592	29,652,456
Wells Fargo & Co. (d)	1,423,756	46,172,410
		100,537,269
Regional Banks - 26.6%
Associated Banc-Corp.	55,520	1,510,699
Bank of Hawaii Corp.	23,800	1,239,266
Banner Corp.	5,900	176,764
BB&T Corp. (d)	160,942	5,806,787
BOK Financial Corp.	13,800	755,412
Boston Private Financial Holdings, Inc.	28,100	773,874
Capitol Bancorp Ltd. (d)	25,100	503,004
Cascade Bancorp (d)	11,950	207,213
Cathay General Bancorp	18,000	521,640
City Bank Lynnwood, Washington	9,200	191,360
City National Corp.	19,700	1,269,074
Colonial Bancgroup, Inc.	66,300	1,055,496
Columbia Banking Systems, Inc.	23,500	724,035

	Shares	Value
Commerce Bancorp, Inc.	90,400	$ 3,599,728
Community Bancorp (a)	6,000	108,180
Cullen/Frost Bankers, Inc.	25,500	1,341,555
CVB Financial Corp. (d)	91,500	1,017,480
East West Bancorp, Inc.	26,600	716,870
Fifth Third Bancorp	60,300	1,803,573
First Community Bancorp, California	38,000	1,709,620
First Midwest Bancorp, Inc., Delaware	22,900	748,830
First State Bancorp.	26,200	383,044
Frontier Financial Corp., Washington (d)	21,550	412,898
Fulton Financial Corp.	76,300	954,513
Glacier Bancorp, Inc. (d)	25,600	509,696
Hanmi Financial Corp.	32,000	306,880
M&T Bank Corp.	27,800	2,528,688
Marshall & Ilsley Corp.	48,300	1,520,001
MB Financial, Inc.	13,200	418,440
Metrocorp Bancshares, Inc.	8,200	117,096
Pacific Continental Corp.	14,330	210,651
PNC Financial Services Group, Inc.	146,300	10,710,623
PrivateBancorp, Inc. (d)	20,000	612,200
Prosperity Bancshares, Inc.	25,600	822,784
Regions Financial Corp.	45,871	1,212,371
Renasant Corp.	23,300	454,583
Seacoast Banking Corp., Florida (d)	12,100	151,855
Signature Bank, New York (a)	21,100	781,755
Sterling Bancshares, Inc.	50,450	622,553
Sterling Financial Corp., Washington	59,100	1,059,663
SunTrust Banks, Inc.	126,848	8,893,313
SVB Financial Group (a)	16,100	828,828
TCF Financial Corp.	56,900	1,104,429
Texas Capital Bancshares, Inc. (a)	15,600	328,848
Tokyo Tomin Bank Ltd.	7,700	276,947
UCBH Holdings, Inc.	39,000	627,120
UMB Financial Corp.	26,300	989,406
Umpqua Holdings Corp.	29,700	479,358
UnionBanCal Corp.	26,100	1,409,139
Valley National Bancorp (d)	50,544	990,662
West Coast Bancorp, Oregon	15,900	317,364
Westamerica Bancorp. (d)	16,800	789,768
Western Alliance Bancorp. (a)(d)	8,000	176,480
Whitney Holding Corp.	30,000	822,000
Wintrust Financial Corp.	42,200	1,490,504
Zions Bancorp	23,901	1,304,278
		70,399,198
TOTAL COMMERCIAL BANKS		170,936,467
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Commercial & Professional Services - 0.1%
CoStar Group, Inc. (a)	4,400	212,036
DIVERSIFIED FINANCIAL SERVICES - 3.8%
Other Diversifed Financial Services - 2.0%
African Bank Investments Ltd.	49,400	253,570
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Other Diversifed Financial Services - continued
Bank of America Corp.	34,569	$ 1,594,668
Bank of Georgia unit (a)	7,400	225,626
Citigroup, Inc.	38,100	1,268,730
FirstRand Ltd.	61,700	194,938
JPMorgan Chase & Co.	23,526	1,073,256
Kotak Mahindra Bank Ltd.	10,000	312,120
Kotak Mahindra Bank Ltd. sponsored GDR (e)	10,032	312,408
		5,235,316
Specialized Finance - 1.8%
ASX Ltd.	9,603	478,430
Bovespa Holding SA	12,000	226,786
Deutsche Boerse AG	5,000	937,897
Hong Kong Exchanges & Clearing Ltd.	8,000	242,899
JSE Ltd.	1,900	25,687
MarketAxess Holdings, Inc. (a)	116,300	1,670,068
MSCI, Inc. Class A	600	16,590
Singapore Exchange Ltd.	115,000	1,119,820
		4,718,177
TOTAL DIVERSIFIED FINANCIAL SERVICES		9,953,493
INSURANCE - 1.2%
Insurance Brokers - 0.1%
Willis Group Holdings Ltd.	9,300	371,442
Life & Health Insurance - 0.0%
Discovery Holdings Ltd.	3,463	14,193
Property & Casualty Insurance - 0.2%
Aspen Insurance Holdings Ltd.	18,700	538,560
Reinsurance - 0.9%
Endurance Specialty Holdings Ltd.	12,600	508,914
IPC Holdings Ltd.	30,200	892,712
Platinum Underwriters Holdings Ltd.	24,900	904,368
		2,305,994
TOTAL INSURANCE		3,230,189
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	19,200	816,768
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Computershare Ltd.	29,739	266,640
CyberSource Corp. (a)	13,376	195,423
Fiserv, Inc. (a)	2,600	133,458
Mastercard, Inc. Class A	2,700	541,755
Metavante Holding Co. (a)	5,000	113,900
Wright Express Corp. (a)	6,500	246,675
		1,497,851

	Shares	Value
MEDIA - 0.0%
Publishing - 0.0%
Dolan Media Co.	4,000	$ 106,000
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Mortgage REITs - 0.6%
Annaly Capital Management, Inc.	87,100	1,498,991
SOFTWARE - 0.0%
Application Software - 0.0%
Jack Henry & Associates, Inc.	4,500	120,420
THRIFTS & MORTGAGE FINANCE - 12.0%
Thrifts & Mortgage Finance - 12.0%
Bank Mutual Corp.	45,400	459,448
BankUnited Financial Corp. Class A (d)	48,587	387,724
Beverly Hills Bancorp, Inc.	6,900	37,398
Countrywide Financial Corp. (d)	267,684	2,896,341
Downey Financial Corp. (d)	21,100	877,971
Encore Bancshares, Inc.	6,400	131,200
Fannie Mae	301,100	11,568,262
FirstFed Financial Corp. (a)(d)	19,000	665,380
Franklin Bank Corp. (a)(d)	20,600	87,550
Freddie Mac (d)	174,200	6,109,194
Hudson City Bancorp, Inc.	249,300	3,794,346
New York Community Bancorp, Inc.	16,700	310,787
People's United Financial, Inc.	78,390	1,330,278
Radian Group, Inc. (d)	51,700	586,278
Riverview Bancorp, Inc.	35,000	458,500
Washington Federal, Inc.	86,500	2,030,155
		31,730,812
TOTAL COMMON STOCKS (Cost $213,932,866)		227,056,046
Money Market Funds - 26.7%

Fidelity Cash Central Fund, 4.73% (b)	34,279,231	34,279,231
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	36,317,225	36,317,225
TOTAL MONEY MARKET FUNDS (Cost $70,596,456)		70,596,456
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $284,529,322)	297,652,502
NET OTHER ASSETS - (12.6)%	(33,304,165)
NET ASSETS - 100%	$ 264,348,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,408 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 551,262
Fidelity Securities Lending Cash Central Fund	83,644
Total	$ 634,906
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $288,173,347. Net unrealized appreciation aggregated $9,479,155, of which $43,149,807 related to appreciated investment securities and $33,670,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2007

1.810668.103

BIO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 83.4%
Biotechnology - 83.4%
Acadia Pharmaceuticals, Inc. (a)	770,988	$ 8,743,004
Acorda Therapeutics, Inc. (a)	132,100	2,471,591
Affymax, Inc.	183,896	4,681,992
Alexion Pharmaceuticals, Inc. (a)(d)	702,400	51,078,528
Alkermes, Inc. (a)	990,479	14,124,231
Alnylam Pharmaceuticals, Inc. (a)(d)	279,100	9,104,242
Altus Pharmaceuticals, Inc. (a)	157,988	1,673,093
Amgen, Inc. (a)	4,471,680	247,060,320
Amylin Pharmaceuticals, Inc. (a)(d)	745,192	28,458,882
Arena Pharmaceuticals, Inc. (a)(d)	191,500	1,675,625
Biogen Idec, Inc. (a)	1,192,820	88,411,818
BioMarin Pharmaceutical, Inc. (a)	416,400	11,451,000
Celgene Corp. (a)	43,610	2,684,196
Cephalon, Inc. (a)(d)	802,840	60,148,773
Cepheid, Inc. (a)(d)	156,300	3,380,769
Cougar Biotechnology, Inc. (a)	257,300	7,976,300
Cougar Biotechnology, Inc. (a)(f)	75,000	2,325,000
Cubist Pharmaceuticals, Inc. (a)	246,385	5,233,217
Cytokinetics, Inc. (a)	20,310	98,707
Dendreon Corp. (a)(d)	283,500	1,417,500
Enzon Pharmaceuticals, Inc. (a)(d)	136,100	1,287,506
Genentech, Inc. (a)(d)	2,014,639	153,616,224
Genzyme Corp. (a)	54,570	4,088,930
Gilead Sciences, Inc. (a)	1,276,950	59,429,253
GTx, Inc. (a)(d)	244,816	3,518,006
Halozyme Therapeutics, Inc. (a)	132,290	1,121,819
Human Genome Sciences, Inc. (a)(d)	1,396,353	14,536,035
ImClone Systems, Inc. (a)	292,600	13,193,334
Indevus Pharmaceuticals, Inc. (a)	576,843	4,320,554
Isis Pharmaceuticals, Inc. (a)(d)	434,300	7,682,767
LifeCell Corp. (a)(d)	83,800	3,398,090
Ligand Pharmaceuticals, Inc. Class B (d)	227,000	1,114,570
MannKind Corp. (a)(d)	391,592	3,680,965
Martek Biosciences (a)	103,600	2,679,096
Medarex, Inc. (a)(d)	146,056	1,854,911
Millennium Pharmaceuticals, Inc. (a)(d)	1,343,581	19,804,384
Myriad Genetics, Inc. (a)(d)	222,899	10,743,732
Neurochem, Inc. (a)(d)	30,300	94,550
Neurocrine Biosciences, Inc. (a)(d)	1,506,420	19,613,588
Omrix Biopharmaceuticals, Inc. (a)	79,000	2,637,810
ONYX Pharmaceuticals, Inc. (a)	252,106	13,749,861
OREXIGEN Therapeutics, Inc. (d)	274,974	3,621,408
OSI Pharmaceuticals, Inc. (a)(d)	762,800	35,569,364
PDL BioPharma, Inc. (a)(d)	1,316,900	23,322,299
Poniard Pharmaceuticals, Inc. (a)(d)	201,600	907,200
Progenics Pharmaceuticals, Inc. (a)(d)	167,600	3,251,440

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	575,200	$ 12,527,856
Sangamo Biosciences, Inc. (a)	142,302	2,187,182
Savient Pharmaceuticals, Inc. (a)	241,900	3,401,114
Theravance, Inc. (a)	220,835	5,319,915
United Therapeutics Corp. (a)(d)	406,197	40,652,196
Vanda Pharmaceuticals, Inc. (a)(d)(e)	1,655,415	14,882,181
Vertex Pharmaceuticals, Inc. (a)(d)	1,398,200	35,500,298
Zymogenetics, Inc. (a)(d)	95,805	1,406,417
		1,076,913,643
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Health Care Equipment - 1.9%
Alsius Corp. (a)(d)	339,300	1,492,920
Clinical Data, Inc. (a)(d)	167,154	4,120,346
Quidel Corp. (a)	996,450	18,832,905
TomoTherapy, Inc.	4,900	91,140
		24,537,311
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	267,600	2,099,777
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Life Sciences Tools & Services - 2.7%
AMAG Pharmaceuticals, Inc. (a)	85,300	4,915,839
Applera Corp. - Celera Genomics Group (a)	350,900	5,305,608
Exelixis, Inc. (a)	941,100	8,215,803
Medivation, Inc. (a)(d)	32,736	445,210
QIAGEN NV (a)	788,045	16,604,108
		35,486,568
PHARMACEUTICALS - 11.5%
Pharmaceuticals - 11.5%
Akorn, Inc. (a)(d)	2,999,553	22,916,585
Auxilium Pharmaceuticals, Inc. (a)	998,604	28,010,842
Biodel, Inc. (d)(e)	1,177,912	20,695,914
Cardiome Pharma Corp. (a)(d)	66,800	674,113
Catalyst Pharmaceutical Partners, Inc.	518,959	1,624,342
Elan Corp. PLC sponsored ADR (a)	1,616,400	37,225,692
Jazz Pharmaceuticals, Inc. (d)	167,200	2,593,272
Sepracor, Inc. (a)(d)	274,900	7,293,097
ULURU, Inc. (a)	47,700	164,565
XenoPort, Inc. (a)	507,919	26,711,460
		147,909,882
TOTAL COMMON STOCKS (Cost $1,231,305,517)		1,286,947,181
Convertible Preferred Stocks - 0.2%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	$ 3,416,058
Money Market Funds - 8.3%

Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c) (Cost $107,058,597)	107,058,597	107,058,597
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $1,345,088,252)	1,397,421,836
NET OTHER ASSETS - (8.2)%	(106,258,929)
NET ASSETS - 100%	$ 1,291,162,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,741,058 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cougar Biotechnology, Inc.	5/3/07	$ 1,500,000
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,832
Fidelity Securities Lending Cash Central Fund	909,685
Total	$ 957,517
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodel, Inc.	$ -	$ 21,856,903	$ 714,610	$ -	$ 20,695,914
Catalyst Pharmaceutical Partners, Inc.	1,257,432	1,648,919	551,504	-	-
Vanda Pharmaceuticals, Inc.	9,257,542	22,291,423	6,897,813	-	14,882,181
Total	$ 10,514,974	$ 45,797,245	$ 8,163,927	$ -	$ 35,578,095
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,370,026,985. Net unrealized appreciation aggregated $27,394,851, of which $165,081,815 related to appreciated investment securities and $137,686,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2007

1.810691.103

BRO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 75.8%
Asset Management & Custody Banks - 36.9%
A.F.P. Provida SA sponsored ADR	101,100	$ 3,712,392
Affiliated Managers Group, Inc. (a)	1,000	124,250
AllianceBernstein Holding LP	1,200	98,340
American Capital Strategies Ltd.	20,000	752,200
Ameriprise Financial, Inc.	900	52,821
Ashmore Group plc	1,293,900	7,340,885
Bank New York Mellon Corp.	1,034,575	49,618,217
BlueBay Asset Management	2,466,600	20,065,882
EFG International	802,730	32,637,927
Fortress Investment Group LLC (d)	1,996,900	36,363,549
Franklin Resources, Inc.	194,000	23,896,920
Gluskin Sheff + Associates, Inc.	68,500	1,731,940
Janus Capital Group, Inc. (d)	655,505	22,005,303
Julius Baer Holding AG	475,808	40,203,802
KKR Private Equity Investors, LP Restricted Depositary Units (e)	104,600	1,877,570
Legg Mason, Inc.	948	72,342
Man Group plc	497,000	5,680,281
Northern Trust Corp.	1,700	137,683
State Street Corp.	454,266	36,291,311
T. Rowe Price Group, Inc.	182,000	11,189,360
Vontobel Holdings AG	70,259	3,442,852
		297,295,827
Diversified Capital Markets - 1.1%
Credit Suisse Group sponsored ADR	66,000	3,981,120
UBS AG (NY Shares)	103,000	5,199,440
		9,180,560
Investment Banking & Brokerage - 37.8%
Bear Stearns Companies, Inc. (d)	414,350	41,310,695
Charles Schwab Corp.	1,423,200	34,597,992
Cowen Group, Inc. (a)	3,400	36,482
E*TRADE Financial Corp. (a)	100	460
GFI Group, Inc. (a)	7,400	720,612
Goldman Sachs Group, Inc. (d)	238,300	54,008,311
Greenhill & Co., Inc. (d)	431,800	31,214,822
Jefferies Group, Inc. (d)	565,500	14,454,180
Lazard Ltd. Class A	632,100	30,757,986
Lehman Brothers Holdings, Inc. (d)	790,400	49,502,752
Merrill Lynch & Co., Inc.	309,650	18,560,421
MF Global Ltd.	74,700	2,153,601
Morgan Stanley (d)	320,000	16,870,400
Nomura Holdings, Inc. sponsored ADR	246,400	4,408,096
optionsXpress Holdings, Inc.	181,693	5,525,284
TD Ameritrade Holding Corp. (a)	649	12,130

	Shares	Value
Thomas Weisel Partners Group, Inc. (a)	6,685	$ 91,852
TradeStation Group, Inc. (a)	2,113	25,208
		304,251,284
TOTAL CAPITAL MARKETS		610,727,671
COMMERCIAL BANKS - 0.7%
Diversified Banks - 0.7%
Barclays PLC	8,200	95,038
BBVA Banco Frances SA sponsored ADR	19,400	159,274
Industrial & Commercial Bank of China	756,000	598,124
Uniao de Bancos Brasileiros SA (Unibanco) GDR	31,800	4,761,096
		5,613,532
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
Equifax, Inc.	53,900	2,006,697
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Other Diversifed Financial Services - 0.1%
Citigroup, Inc.	11,700	389,610
Specialized Finance - 9.9%
Bovespa Holding SA	30,000	566,966
Bursa Malaysia Bhd	6,621,700	26,372,650
Climate Exchange PLC (a)	5,700	139,431
CME Group, Inc.	10,700	7,047,020
Deutsche Boerse AG	224,200	42,055,312
IntercontinentalExchange, Inc. (a)	10,412	1,738,388
JSE Ltd.	140,900	1,904,893
NYMEX Holdings, Inc.	600	74,730
		79,899,390
TOTAL DIVERSIFIED FINANCIAL SERVICES		80,289,000
INSURANCE - 2.3%
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	25,900	1,696,191
Property & Casualty Insurance - 2.1%
AMBAC Financial Group, Inc. (d)	621,400	16,920,722
TOTAL INSURANCE		18,616,913
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Online Resources Corp. (a)	616,800	5,797,920
IT SERVICES - 10.1%
Data Processing & Outsourced Services - 6.1%
CyberSource Corp. (a)	200,900	2,935,149
Electronic Clearing House, Inc. (a)	345,874	3,462,199
Fiserv, Inc. (a)	829,800	42,593,634
Mastercard, Inc. Class A	1,200	240,780
		49,231,762
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,029,200	$ 32,008,120
TOTAL IT SERVICES		81,239,882
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	92,326
TOTAL COMMON STOCKS (Cost $685,174,085)		804,383,941
Money Market Funds - 16.2%

Fidelity Cash Central Fund, 4.73% (b)	6,721,507	6,721,507
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	123,954,500	123,954,500
TOTAL MONEY MARKET FUNDS (Cost $130,676,007)		130,676,007
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,190,000)	$ 2,190,634	2,190,000
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $818,040,092)	937,249,948
NET OTHER ASSETS - (16.3)%	(131,488,608)
NET ASSETS - 100%	$ 805,761,340
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,877,570 or 0.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,190,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 230,455
Barclays Capital, Inc.	959,777
ING Financial Markets LLC	333,256
Lehman Brothers, Inc.	666,512
$ 2,190,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 981,238
Fidelity Securities Lending Cash Central Fund	1,381,809
Total	$ 2,363,047
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $829,362,440. Net unrealized appreciation aggregated $107,887,508, of which $146,233,251 related to appreciated investment securities and $38,345,743 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2007

1.810670.103

CHE-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 98.2%
Commodity Chemicals - 6.5%
Celanese Corp. Class A	186,186	$ 7,387,860
Georgia Gulf Corp.	150,000	1,116,000
Lyondell Chemical Co.	44,900	2,119,280
Spartech Corp.	252,200	3,445,052
Tronox, Inc. Class A	360,400	2,973,300
		17,041,492
Diversified Chemicals - 32.5%
Ashland, Inc.	39,100	1,925,284
Cabot Corp.	100,900	3,472,978
Dow Chemical Co.	479,800	20,122,812
E.I. du Pont de Nemours & Co. (d)	679,300	31,349,695
Eastman Chemical Co.	57,500	3,692,075
FMC Corp.	63,312	3,464,433
Hercules, Inc.	309,200	6,001,572
Olin Corp.	104,700	2,192,418
PPG Industries, Inc. (d)	178,100	12,224,784
		84,446,051
Fertilizers & Agricultural Chemicals - 18.8%
CF Industries Holdings, Inc.	12,600	1,146,348
Monsanto Co.	396,700	39,420,078
The Mosaic Co. (a)	104,600	7,233,090
The Scotts Miracle-Gro Co. Class A	28,200	1,040,862
		48,840,378
Industrial Gases - 16.0%
Air Products & Chemicals, Inc.	168,600	16,698,144
Airgas, Inc.	61,300	3,033,124
L'Air Liquide SA (a)	4,620	670,476
Praxair, Inc.	248,060	21,179,363
		41,581,107
Specialty Chemicals - 24.4%
Albemarle Corp.	133,400	5,888,276
Chemtura Corp.	390,673	2,930,048
Cytec Industries, Inc.	58,400	3,582,256
Ecolab, Inc.	138,200	6,619,780
Ferro Corp.	33,100	701,389
H.B. Fuller Co.	168,634	4,264,754
Innospec, Inc.	131,600	2,310,896
Lubrizol Corp.	87,700	5,625,078
Minerals Technologies, Inc.	13,400	896,460
Nalco Holding Co.	200,800	4,811,168

	Shares	Value
OM Group, Inc. (a)	36,800	$ 2,071,472
OMNOVA Solutions, Inc. (a)	714,135	3,677,795
Rockwood Holdings, Inc. (a)	144,100	4,853,288
Rohm & Haas Co.	98,850	5,374,475
RPM International, Inc.	89,900	1,712,595
Sigma Aldrich Corp.	81,200	4,275,180
Valspar Corp.	95,000	2,141,300
W.R. Grace & Co. (a)(d)	61,200	1,653,012
		63,389,222
TOTAL CHEMICALS		255,298,250
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
3M Co.	29,200	2,431,192
TOTAL COMMON STOCKS (Cost $212,006,371)		257,729,442
Money Market Funds - 12.2%

Fidelity Cash Central Fund, 4.73% (b)	1,820,137	1,820,137
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	29,823,000	29,823,000
TOTAL MONEY MARKET FUNDS (Cost $31,643,137)		31,643,137
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $243,649,508)	289,372,579
NET OTHER ASSETS - (11.3)%	(29,436,118)
NET ASSETS - 100%	$ 259,936,461
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 391,916
Fidelity Securities Lending Cash Central Fund	47,238
Total	$ 439,154
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $244,132,539. Net unrealized appreciation aggregated $45,240,040, of which $53,396,985 related to appreciated investment securities and $8,156,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2007

1.810680.103

DEV-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 79.6%
Communications Equipment - 79.6%
Acme Packet, Inc.	2,500	$ 30,750
Adtran, Inc.	110,600	2,398,914
ADVA AG Optical Networking (a)(d)	246,763	1,595,629
Airvana, Inc. (d)	213,000	1,346,160
Alcatel-Lucent SA sponsored ADR	294,100	2,382,210
Aruba Networks, Inc.	4,200	58,548
AudioCodes Ltd. (a)	445,190	2,283,825
Carrier Access Corp. (a)	96,900	219,963
Ceragon Networks Ltd. (a)	4,100	52,972
Ciena Corp. (a)	92,792	4,080,992
Cisco Systems, Inc. (a)	1,193,731	33,448,343
Comtech Group, Inc. (a)	355,800	6,311,892
Comverse Technology, Inc. (a)	979,710	15,871,302
Corning, Inc.	902,600	21,924,154
F5 Networks, Inc. (a)	431,000	11,387,020
Finisar Corp. (a)	86,500	147,050
Foundry Networks, Inc. (a)	212,100	3,739,323
Foxconn International Holdings Ltd. (a)	80,000	198,922
Harris Stratex Networks, Inc. Class A (a)	481,455	8,290,655
Infinera Corp.	16,274	354,936
Ixia (a)	173,537	1,792,637
Juniper Networks, Inc. (a)(d)	429,459	12,763,521
Motorola, Inc.	583,800	9,323,286
Nortel Networks Corp. (a)	85,000	1,436,716
Opnext, Inc.	15,900	128,790
Optium Corp.	900	7,560
Polycom, Inc. (a)	44,200	1,072,734
Powerwave Technologies, Inc. (a)(d)	2,163,100	8,955,234
QUALCOMM, Inc.	405,700	16,544,446
Research In Motion Ltd. (a)	537,700	61,201,014
Riverbed Technology, Inc. (a)	72,700	2,055,956
Riverstone Networks, Inc. (a)	1,129,500	11
Sonus Networks, Inc. (a)(d)	900,296	5,923,948
Starent Networks Corp.	61,800	1,291,620
Symmetricom, Inc. (a)	262,355	1,130,750
		239,751,783
COMPUTERS & PERIPHERALS - 1.2%
Computer Hardware - 0.9%
Compal Electronics, Inc.	248,865	287,226
Concurrent Computer Corp. (a)	2,481,578	2,332,683
NEC Corp. sponsored ADR	700	3,192
		2,623,101
Computer Storage & Peripherals - 0.3%
Isilon Systems, Inc.	500	2,825
SanDisk Corp. (a)	21,993	823,418
		826,243
TOTAL COMPUTERS & PERIPHERALS		3,449,344

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)	223,600	$ 751,296
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Equipment & Instruments - 0.9%
Chi Mei Optoelectronics Corp.	432,241	579,893
HannStar Display Corp. (a)	1,960,704	880,874
Nippon Electric Glass Co. Ltd.	72,000	1,210,412
		2,671,179
Electronic Manufacturing Services - 0.3%
Trimble Navigation Ltd. (a)	27,000	1,000,890
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,672,069
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	300	12,798
HOUSEHOLD DURABLES - 3.6%
Consumer Electronics - 3.6%
Tele Atlas NV (a)	264,700	10,815,693
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
DivX, Inc. (a)	400	6,772
Openwave Systems, Inc. (d)	535,919	1,473,777
RADVision Ltd. (a)	112,250	1,300,978
		2,781,527
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	10,223	60,316
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
Semiconductors - 4.8%
Actel Corp. (a)	19,449	213,161
AMIS Holdings, Inc. (a)	226,200	1,734,954
Applied Micro Circuits Corp. (a)	426,568	1,070,686
Broadcom Corp. Class A (a)	40,100	1,072,274
Conexant Systems, Inc. (a)	432,400	479,964
CSR PLC (a)	69,800	913,256
Exar Corp. (a)	6,701	61,582
Hittite Microwave Corp. (a)	18,600	803,334
Ikanos Communications, Inc. (a)	1,700	10,081
Intersil Corp. Class A	73,700	1,838,078
Marvell Technology Group Ltd. (a)	188,000	2,808,720
Mindspeed Technologies, Inc. (a)	440,463	616,648
MIPS Technologies, Inc. (a)	48,602	276,059
Pericom Semiconductor Corp. (a)	58,100	962,717
Pixelplus Co. Ltd. sponsored ADR (a)	123,700	111,330
PLX Technology, Inc. (a)	48,400	476,256
PMC-Sierra, Inc. (a)	98,100	688,662
SiRF Technology Holdings, Inc. (a)	7,600	183,084
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Transmeta Corp. (a)(d)	11,835	$ 154,920
Vimicro International Corp. sponsored ADR (a)	19,139	78,470
		14,554,236
SOFTWARE - 7.5%
Application Software - 3.1%
ECtel Ltd. (a)	2,790	8,342
NAVTEQ Corp. (a)	40,900	3,063,001
Smith Micro Software, Inc. (a)(d)	209,300	1,676,493
Taleo Corp. Class A (a)	1,800	50,814
Ulticom, Inc. (a)	608,678	4,565,085
		9,363,735
Home Entertainment Software - 1.3%
Ubisoft Entertainment SA (a)	44,000	3,830,647
Systems Software - 3.1%
Allot Communications Ltd.	9,500	45,790
Sandvine Corp. (U.K.) (a)	1,762,900	9,421,925
		9,467,715
TOTAL SOFTWARE		22,662,097
TOTAL COMMON STOCKS (Cost $299,079,811)		298,511,159
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	865,157
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	598,082	$ 598,082
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	29,279,051	29,279,051
TOTAL MONEY MARKET FUNDS (Cost $29,877,133)		29,877,133
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $329,656,944)	329,253,449
NET OTHER ASSETS - (9.3)%	(27,894,286)
NET ASSETS - 100%	$ 301,359,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 164,160
Fidelity Securities Lending Cash Central Fund	75,836
Total	$ 239,996
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $330,405,310. Net unrealized depreciation aggregated $1,151,861, of which $61,305,036 related to appreciated investment securities and $62,456,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2007

1.810671.103

COM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Office Services & Supplies - 0.6%
Pitney Bowes, Inc.	83,600	$ 3,218,600
COMMUNICATIONS EQUIPMENT - 7.9%
Communications Equipment - 7.9%
Cisco Systems, Inc. (a)	205,600	5,760,912
Juniper Networks, Inc. (a)	194,300	5,774,596
Nokia Corp. sponsored ADR	550,100	21,635,433
Research In Motion Ltd. (a)	107,000	12,178,740
		45,349,681
COMPUTERS & PERIPHERALS - 77.2%
Computer Hardware - 56.9%
3PAR, Inc.	4,200	59,472
Apple, Inc. (a)	767,000	139,762,739
Dell, Inc. (a)	2,147,078	52,689,294
Foxconn Technology Co. Ltd.	413,500	4,035,709
Hewlett-Packard Co.	1,632,800	83,534,048
International Business Machines Corp.	256,450	26,973,411
NCR Corp. (a)	146,800	3,514,392
Sun Microsystems, Inc. (a)	691,625	14,371,968
Wistron Corp.	1,835,233	3,172,920
		328,113,953
Computer Storage & Peripherals - 20.3%
ASUSTeK Computer, Inc.	1,300,000	4,068,164
Brocade Communications Systems, Inc. (a)	573,000	4,177,170
Electronics for Imaging, Inc. (a)	79,800	1,830,612
EMC Corp. (a)	909,178	17,519,860
Hutchinson Technology, Inc. (a)	364,000	9,576,840
Innolux Display Corp.	533,159	2,007,090
Intermec, Inc. (a)	77,600	1,666,072
Network Appliance, Inc. (a)	403,200	9,963,072
Novatel Wireless, Inc. (a)	63,200	982,128
QLogic Corp. (a)	178,000	2,406,560
Quantum Corp. (a)	669,600	2,122,632
Rackable Systems, Inc. (a)(d)	444,800	4,737,120
SanDisk Corp. (a)(d)	202,000	7,562,880
Seagate Technology	542,300	13,985,917
SIMPLO Technology Co. Ltd.	498,700	2,503,157
Synaptics, Inc. (a)(d)	158,100	8,780,874
Western Digital Corp. (a)	837,000	23,126,310
		117,016,458
TOTAL COMPUTERS & PERIPHERALS		445,130,411
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
MSCI, Inc. Class A	1,300	35,945

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Electronic Equipment & Instruments - 0.8%
AU Optronics Corp.	1,852,779	$ 3,587,876
AU Optronics Corp. sponsored ADR	53,545	1,048,947
		4,636,823
Electronic Manufacturing Services - 0.7%
Jabil Circuit, Inc.	48,700	825,465
Ju Teng International Holdings Ltd. (a)	9,356,000	3,460,757
		4,286,222
Technology Distributors - 0.7%
Bell Microproducts, Inc. (a)	374,169	2,095,346
Insight Enterprises, Inc. (a)	85,300	1,689,793
		3,785,139
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,708,184
HOUSEHOLD DURABLES - 3.1%
Consumer Electronics - 3.1%
Garmin Ltd.	109,700	11,776,295
TomTom Group BV	60,700	5,754,309
		17,530,604
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	59,605	2,535,597
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Syntel, Inc.	32,062	1,155,194
MACHINERY - 0.8%
Industrial Machinery - 0.8%
Shin Zu Shing Co. Ltd.	738,000	4,698,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Semiconductors - 1.9%
Broadcom Corp. Class A (a)	153,400	4,101,916
Macronix International Co. Ltd.	1,817,057	917,677
Marvell Technology Group Ltd. (a)	240,300	3,590,082
Maxim Integrated Products, Inc.	84,900	1,968,831
Micron Technology, Inc. (a)	67,500	561,600
		11,140,106
SOFTWARE - 2.6%
Application Software - 0.4%
Informatica Corp. (a)	152,200	2,610,230
Systems Software - 2.2%
VMware, Inc. Class A (d)	136,800	12,499,416
TOTAL SOFTWARE		15,109,646
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Gamestop Corp. Class A (a)	41,500	$ 2,384,175
TOTAL COMMON STOCKS (Cost $517,915,506)		560,997,105
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 4.73% (b)	6,475,330	6,475,330
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	7,561,475	7,561,475
TOTAL MONEY MARKET FUNDS (Cost $14,036,805)		14,036,805
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $531,952,311)	575,033,910
NET OTHER ASSETS - 0.2%	1,333,001
NET ASSETS - 100%	$ 576,366,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 930,309
Fidelity Securities Lending Cash Central Fund	152,638
Total	$ 1,082,947
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $535,370,470. Net unrealized appreciation aggregated $39,663,440, of which $72,081,247 related to appreciated investment securities and $32,417,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2007

1.810672.103

HOU-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BUILDING PRODUCTS - 4.9%
Building Products - 4.9%
Masco Corp. (d)	95,100	$ 2,130,240
NCI Building Systems, Inc. (a)	6,200	212,846
Trane, Inc.	41,500	1,523,465
		3,866,551
CONSTRUCTION & ENGINEERING - 25.1%
Construction & Engineering - 25.1%
Chicago Bridge & Iron Co. NV (NY Shares)	29,100	1,546,665
EMCOR Group, Inc. (a)	19,700	524,808
Fluor Corp. (d)	24,000	3,532,080
Foster Wheeler Ltd. (a)	13,900	2,071,100
Granite Construction, Inc.	11,100	455,322
Jacobs Engineering Group, Inc. (a)	26,100	2,186,397
KBR, Inc.	83,300	3,317,006
Quanta Services, Inc. (a)	50,475	1,382,006
Shaw Group, Inc. (a)	38,900	2,467,038
URS Corp. (a)	43,771	2,516,395
		19,998,817
CONSTRUCTION MATERIALS - 5.9%
Construction Materials - 5.9%
Martin Marietta Materials, Inc. (d)	7,100	955,305
Texas Industries, Inc.	7,800	541,164
Vulcan Materials Co.	36,000	3,196,800
		4,693,269
HOUSEHOLD DURABLES - 13.3%
Homebuilding - 13.3%
Beazer Homes USA, Inc. (d)	11,800	100,182
Centex Corp. (d)	109,500	2,284,170
Champion Enterprises, Inc. (a)	30,800	277,816
D.R. Horton, Inc. (d)	169,566	2,029,705
KB Home	109,700	2,291,633
Lennar Corp. Class A (d)	74,900	1,186,416
Pulte Homes, Inc.	71,600	731,752
Ryland Group, Inc. (d)	56,400	1,297,200
Toll Brothers, Inc. (a)(d)	17,200	355,524
		10,554,398
REAL ESTATE INVESTMENT TRUSTS - 9.9%
Residential REITs - 9.9%
Apartment Investment & Management Co. Class A	16,100	640,297
AvalonBay Communities, Inc.	16,300	1,620,872
BRE Properties, Inc. (d)	1,900	84,645
Camden Property Trust (SBI)	18,800	989,068

	Shares	Value
Equity Residential (SBI)	70,900	$ 2,638,189
Home Properties, Inc. (d)	33,100	1,495,789
UDR, Inc.	19,296	425,091
		7,893,951
REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.9%
Real Estate Management & Development - 6.9%
CB Richard Ellis Group, Inc. Class A (a)	106,400	2,527,000
China Overseas Land & Investment Ltd.	101,000	227,790
Forest City Enterprises, Inc. Class A	13,500	676,890
MRV Engenharia e Participacoes SA	86,000	2,038,344
		5,470,024
SPECIALTY RETAIL - 33.3%
Home Improvement Retail - 33.3%
Home Depot, Inc.	463,700	13,243,271
Lowe's Companies, Inc.	454,500	11,094,345
Sherwin-Williams Co. (d)	34,500	2,167,635
		26,505,251
TOTAL COMMON STOCKS (Cost $79,684,604)		78,982,261
Money Market Funds - 17.2%

Fidelity Cash Central Fund, 4.73% (b)	67,039	67,039
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	13,586,700	13,586,700
TOTAL MONEY MARKET FUNDS (Cost $13,653,739)		13,653,739
TOTAL INVESTMENT PORTFOLIO - 116.5% (Cost $93,338,343)		92,636,000
NET OTHER ASSETS - (16.5)%		(13,111,521)
NET ASSETS - 100%		$ 79,524,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,266
Fidelity Securities Lending Cash Central Fund	82,969
Total	$ 132,235
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $93,581,541. Net unrealized depreciation aggregated $945,541, of which $14,422,231 related to appreciated investment securities and $15,367,772 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2007

1.810692.103

CPR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 2.4%
Auto Parts & Equipment - 2.4%
Johnson Controls, Inc.	17,000	$ 656,540
AUTOMOBILES - 1.4%
Automobile Manufacturers - 0.7%
Renault SA	600	87,294
Toyota Motor Corp. sponsored ADR	900	101,385
		188,679
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc. (d)	4,100	196,882
TOTAL AUTOMOBILES		385,561
DISTRIBUTORS - 0.2%
Distributors - 0.2%
Li & Fung Ltd.	18,000	71,668
DIVERSIFIED CONSUMER SERVICES - 2.4%
Education Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,700	436,164
Career Education Corp. (a)	2,000	57,460
Strayer Education, Inc.	300	54,258
		547,882
Specialized Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	3,000	112,350
TOTAL DIVERSIFIED CONSUMER SERVICES		660,232
FOOD & STAPLES RETAILING - 5.8%
Drug Retail - 1.9%
CVS Caremark Corp.	12,900	517,161
Food Distributors - 0.8%
Sysco Corp.	6,400	208,064
Food Retail - 0.8%
Susser Holdings Corp.	9,867	232,664
Hypermarkets & Super Centers - 2.3%
Costco Wholesale Corp.	9,500	640,300
TOTAL FOOD & STAPLES RETAILING		1,598,189
HOTELS, RESTAURANTS & LEISURE - 13.5%
Casinos & Gaming - 3.9%
International Game Technology	13,300	580,678
Las Vegas Sands Corp. (a)	2,500	283,500
Penn National Gaming, Inc. (a)	3,400	202,470
		1,066,648
Hotels, Resorts & Cruise Lines - 3.7%
Accor SA	3,000	253,895
Carnival Corp. unit	8,400	379,008
Royal Caribbean Cruises Ltd.	5,000	202,800
Starwood Hotels & Resorts Worldwide, Inc.	3,400	182,512
		1,018,215

	Shares	Value
Restaurants - 5.9%
McDonald's Corp.	28,100	$ 1,643,007
TOTAL HOTELS, RESTAURANTS & LEISURE		3,727,870
HOUSEHOLD DURABLES - 0.9%
Household Appliances - 0.9%
The Stanley Works	1,200	62,580
Whirlpool Corp.	2,300	186,208
		248,788
INTERNET & CATALOG RETAIL - 3.2%
Catalog Retail - 1.3%
Liberty Media Corp. - Interactive Series A (a)	17,500	352,625
Internet Retail - 1.9%
Amazon.com, Inc. (a)(d)	2,600	235,456
Blue Nile, Inc. (a)	4,000	295,240
		530,696
TOTAL INTERNET & CATALOG RETAIL		883,321
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	554	383,922
LoopNet, Inc. (a)	9,000	138,240
		522,162
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 0.9%
Mattel, Inc.	13,100	261,738
Photographic Products - 0.4%
Eastman Kodak Co.	4,600	108,008
TOTAL LEISURE EQUIPMENT & PRODUCTS		369,746
MEDIA - 28.3%
Advertising - 3.4%
National CineMedia, Inc.	9,515	263,375
Omnicom Group, Inc. (d)	14,000	682,500
		945,875
Broadcasting & Cable TV - 6.7%
Clear Channel Communications, Inc.	9,400	337,460
Comcast Corp. Class A (a)	49,950	1,025,973
Grupo Televisa SA de CV (CPO) sponsored ADR	14,600	352,882
Time Warner Cable, Inc. (a)	4,400	114,532
		1,830,847
Movies & Entertainment - 14.6%
Cinemark Holdings, Inc.	4,100	68,429
Live Nation, Inc. (a)	9,666	129,718
News Corp.:
Class A	36,500	769,055
Class B	3,100	67,208
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
Regal Entertainment Group Class A	34,000	$ 672,860
The Walt Disney Co.	21,800	722,670
Time Warner, Inc.	93,000	1,605,180
		4,035,120
Publishing - 3.6%
McGraw-Hill Companies, Inc.	12,700	623,316
R.H. Donnelley Corp. (a)	8,200	364,244
		987,560
TOTAL MEDIA		7,799,402
MULTILINE RETAIL - 8.7%
Department Stores - 2.2%
JCPenney Co., Inc.	3,900	172,068
Kohl's Corp. (a)	4,800	236,544
Nordstrom, Inc.	5,500	184,470
		593,082
General Merchandise Stores - 6.5%
Dollar Tree Stores, Inc. (a)	1,600	45,856
Family Dollar Stores, Inc.	2,300	54,165
Target Corp.	28,300	1,699,696
		1,799,717
TOTAL MULTILINE RETAIL		2,392,799
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc. (a)(d)	7,500	157,875
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Activision, Inc. (a)	3,200	70,880
SPECIALTY RETAIL - 22.6%
Apparel Retail - 4.4%
Abercrombie & Fitch Co. Class A	4,000	328,160
Casual Male Retail Group, Inc. (a)	14,000	86,800
Citi Trends, Inc. (a)	4,400	67,980
Collective Brands, Inc. (a)	8,600	131,838
Gap, Inc.	2,900	59,160
TJX Companies, Inc.	11,800	346,212
Tween Brands, Inc. (a)(d)	3,100	78,058
Urban Outfitters, Inc. (a)	4,300	112,660
		1,210,868

	Shares	Value
Automotive Retail - 1.4%
Advance Auto Parts, Inc.	8,000	$ 287,680
Penske Auto Group, Inc. (d)	4,400	88,000
		375,680
Computer & Electronics Retail - 2.3%
Best Buy Co., Inc.	8,050	410,953
Gamestop Corp. Class A (a)	3,700	212,565
		623,518
Home Improvement Retail - 7.1%
Home Depot, Inc.	32,750	935,340
Lowe's Companies, Inc.	33,900	827,499
Sherwin-Williams Co.	3,000	188,490
		1,951,329
Homefurnishing Retail - 0.7%
Williams-Sonoma, Inc. (d)	7,000	203,770
Specialty Stores - 6.7%
PetSmart, Inc.	19,500	555,360
Staples, Inc.	41,450	982,365
Tiffany & Co., Inc.	7,000	325,010
		1,862,735
TOTAL SPECIALTY RETAIL		6,227,900
TEXTILES, APPAREL & LUXURY GOODS - 5.7%
Apparel, Accessories & Luxury Goods - 3.1%
Burberry Group PLC	11,000	130,017
Coach, Inc. (a)	15,700	583,098
G-III Apparel Group Ltd. (a)	8,059	115,808
Lululemon Athletica, Inc.	500	18,335
		847,258
Footwear - 2.6%
Crocs, Inc. (a)	2,600	101,478
Deckers Outdoor Corp. (a)	2,153	310,398
Iconix Brand Group, Inc. (a)	11,700	266,643
K-Swiss, Inc. Class A	2,991	54,287
		732,806
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,580,064
TOTAL COMMON STOCKS (Cost $26,571,731)		27,352,997
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	426,862	$ 426,862
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	951,250	951,250
TOTAL MONEY MARKET FUNDS (Cost $1,378,112)		1,378,112
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $27,949,843)	28,731,109
NET OTHER ASSETS - (4.1)%	(1,134,823)
NET ASSETS - 100%	$ 27,596,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,640
Fidelity Securities Lending Cash Central Fund	6,404
Total	$ 17,044
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $28,013,174. Net unrealized appreciation aggregated $717,935, of which $3,248,416 related to appreciated investment securities and $2,530,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2007

1.810694.103

FOO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
BEVERAGES - 27.4%
Brewers - 5.4%
Anadolu Efes Biracilik ve Malt Sanyii AS	142,759	$ 1,519,868
Boston Beer Co., Inc. Class A (a)	100	3,319
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	7,508
Grupo Modelo SA de CV Series C	100	439
Heineken NV (Bearer)	131,600	8,580,320
InBev SA	69,200	6,061,008
Molson Coors Brewing Co. Class B	212,280	11,429,155
SABMiller PLC	219,000	6,230,441
		33,832,058
Distillers & Vintners - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	20,300	1,433,992
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,355
Diageo PLC sponsored ADR	68,500	6,204,730
Pernod Ricard SA	41,400	9,166,684
		16,807,761
Soft Drinks - 19.3%
Coca-Cola Amatil Ltd.	165,000	1,457,528
Coca-Cola Femsa SA de CV sponsored ADR	52,000	2,357,160
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	150,200	6,318,914
Coca-Cola Icecek AS	168,000	1,589,861
Fomento Economico Mexicano SA de CV sponsored ADR	43,300	1,402,920
Hansen Natural Corp. (a)	100	4,341
Jones Soda Co. (a)(d)	1,000	6,600
PepsiCo, Inc. (d)	648,800	50,074,384
The Coca-Cola Co.	935,600	58,100,760
		121,312,468
TOTAL BEVERAGES		171,952,287
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	203,300	1,423,100
FOOD & STAPLES RETAILING - 19.1%
Drug Retail - 8.5%
CVS Caremark Corp.	856,100	34,321,049
Rite Aid Corp. (a)(d)	426,400	1,586,208
Walgreen Co.	475,900	17,413,181
		53,320,438
Food Distributors - 2.3%
Sysco Corp.	399,900	13,000,749
United Natural Foods, Inc. (a)	53,800	1,575,802
		14,576,551
Food Retail - 3.8%
Kroger Co.	292,700	8,415,125

	Shares	Value
Safeway, Inc. (d)	269,800	$ 9,389,040
SUPERVALU, Inc.	64,800	2,713,176
Tesco PLC	100	993
The Great Atlantic & Pacific Tea Co. (a)(d)	19,300	579,965
Whole Foods Market, Inc. (d)	68,700	2,954,787
		24,053,086
Hypermarkets & Super Centers - 4.5%
Wal-Mart Stores, Inc.	581,900	27,873,010
TOTAL FOOD & STAPLES RETAILING		119,823,085
FOOD PRODUCTS - 13.7%
Agricultural Products - 2.4%
Archer-Daniels-Midland Co.	190,300	6,917,405
Bunge Ltd.	51,200	5,751,808
Corn Products International, Inc.	38,200	1,502,406
Nutreco Holding NV	14,900	907,885
		15,079,504
Packaged Foods & Meats - 11.3%
BioMar Holding AS	13,800	512,991
Cadbury Schweppes PLC sponsored ADR	118,200	6,095,574
Chiquita Brands International, Inc. (a)	54,500	1,045,855
Dean Foods Co.	204,200	5,092,748
Groupe Danone	93,800	8,324,750
Hershey Co.	57,000	2,274,870
Industrias Bachoco SA de CV sponsored ADR	100	2,999
Kellogg Co.	53,300	2,880,332
Koninklijke Wessanen NV	100	1,630
Lindt & Spruengli AG	59	1,984,986
Marine Harvest ASA (a)	2,580,000	1,613,895
Nestle SA sponsored ADR	195,300	23,318,820
Smithfield Foods, Inc. (a)	44,300	1,331,215
Tootsie Roll Industries, Inc.	1	25
TreeHouse Foods, Inc. (a)	100	2,357
Tyson Foods, Inc. Class A	121,900	1,817,529
Unilever NV (NY Shares)	400,400	14,182,168
		70,482,744
TOTAL FOOD PRODUCTS		85,562,248
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)(d)	48,600	1,947,402
Starbucks Corp. (a)	69,000	1,613,910
		3,561,312
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Tupperware Brands Corp.	100	3,488
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 21.1%
Household Products - 21.1%
Central Garden & Pet Co.	178,000	$ 955,860
Colgate-Palmolive Co.	304,800	24,408,384
Henkel KGaA	60,423	3,059,380
Procter & Gamble Co.	1,392,297	103,029,975
Pz Cussons PLC Class L	141,200	629,844
		132,083,443
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
NutriSystem, Inc. (a)(d)	69,000	1,735,350
PERSONAL PRODUCTS - 3.4%
Personal Products - 3.4%
Avon Products, Inc.	388,100	15,931,505
Bare Escentuals, Inc. (a)(d)	67,305	1,416,770
Herbalife Ltd.	48,900	2,047,443
Physicians Formula Holdings, Inc.	128,500	1,666,645
		21,062,363
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	44,600	3,021,204
TOBACCO - 10.0%
Tobacco - 10.0%
Altria Group, Inc.	309,400	23,997,064
British American Tobacco PLC sponsored ADR	330,300	25,961,580
Japan Tobacco, Inc.	477	2,708,407
KT&G Corp.	34,390	2,867,235

	Shares	Value
Loews Corp. - Carolina Group	25,100	$ 2,232,645
Souza Cruz Industria Comerico	175,300	5,036,929
		62,803,860
TOTAL COMMON STOCKS (Cost $506,276,596)		603,031,740
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 4.73% (b)	30,470,655	30,470,655
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	18,461,350	18,461,350
TOTAL MONEY MARKET FUNDS (Cost $48,932,005)		48,932,005
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $555,208,601)	651,963,745
NET OTHER ASSETS - (4.1)%	(25,423,281)
NET ASSETS - 100%	$ 626,540,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394,521
Fidelity Securities Lending Cash Central Fund	148,539
Total	$ 543,060
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $556,360,240. Net unrealized appreciation aggregated $95,603,505, of which $103,806,069 related to appreciated investment securities and $8,202,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.100

ACSF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
BEVERAGES - 27.4%
Brewers - 5.4%
Anadolu Efes Biracilik ve Malt Sanyii AS	142,759	$ 1,519,868
Boston Beer Co., Inc. Class A (a)	100	3,319
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	7,508
Grupo Modelo SA de CV Series C	100	439
Heineken NV (Bearer)	131,600	8,580,320
InBev SA	69,200	6,061,008
Molson Coors Brewing Co. Class B	212,280	11,429,155
SABMiller PLC	219,000	6,230,441
		33,832,058
Distillers & Vintners - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	20,300	1,433,992
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,355
Diageo PLC sponsored ADR	68,500	6,204,730
Pernod Ricard SA	41,400	9,166,684
		16,807,761
Soft Drinks - 19.3%
Coca-Cola Amatil Ltd.	165,000	1,457,528
Coca-Cola Femsa SA de CV sponsored ADR	52,000	2,357,160
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	150,200	6,318,914
Coca-Cola Icecek AS	168,000	1,589,861
Fomento Economico Mexicano SA de CV sponsored ADR	43,300	1,402,920
Hansen Natural Corp. (a)	100	4,341
Jones Soda Co. (a)(d)	1,000	6,600
PepsiCo, Inc. (d)	648,800	50,074,384
The Coca-Cola Co.	935,600	58,100,760
		121,312,468
TOTAL BEVERAGES		171,952,287
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	203,300	1,423,100
FOOD & STAPLES RETAILING - 19.1%
Drug Retail - 8.5%
CVS Caremark Corp.	856,100	34,321,049
Rite Aid Corp. (a)(d)	426,400	1,586,208
Walgreen Co.	475,900	17,413,181
		53,320,438
Food Distributors - 2.3%
Sysco Corp.	399,900	13,000,749
United Natural Foods, Inc. (a)	53,800	1,575,802
		14,576,551
Food Retail - 3.8%
Kroger Co.	292,700	8,415,125

	Shares	Value
Safeway, Inc. (d)	269,800	$ 9,389,040
SUPERVALU, Inc.	64,800	2,713,176
Tesco PLC	100	993
The Great Atlantic & Pacific Tea Co. (a)(d)	19,300	579,965
Whole Foods Market, Inc. (d)	68,700	2,954,787
		24,053,086
Hypermarkets & Super Centers - 4.5%
Wal-Mart Stores, Inc.	581,900	27,873,010
TOTAL FOOD & STAPLES RETAILING		119,823,085
FOOD PRODUCTS - 13.7%
Agricultural Products - 2.4%
Archer-Daniels-Midland Co.	190,300	6,917,405
Bunge Ltd.	51,200	5,751,808
Corn Products International, Inc.	38,200	1,502,406
Nutreco Holding NV	14,900	907,885
		15,079,504
Packaged Foods & Meats - 11.3%
BioMar Holding AS	13,800	512,991
Cadbury Schweppes PLC sponsored ADR	118,200	6,095,574
Chiquita Brands International, Inc. (a)	54,500	1,045,855
Dean Foods Co.	204,200	5,092,748
Groupe Danone	93,800	8,324,750
Hershey Co.	57,000	2,274,870
Industrias Bachoco SA de CV sponsored ADR	100	2,999
Kellogg Co.	53,300	2,880,332
Koninklijke Wessanen NV	100	1,630
Lindt & Spruengli AG	59	1,984,986
Marine Harvest ASA (a)	2,580,000	1,613,895
Nestle SA sponsored ADR	195,300	23,318,820
Smithfield Foods, Inc. (a)	44,300	1,331,215
Tootsie Roll Industries, Inc.	1	25
TreeHouse Foods, Inc. (a)	100	2,357
Tyson Foods, Inc. Class A	121,900	1,817,529
Unilever NV (NY Shares)	400,400	14,182,168
		70,482,744
TOTAL FOOD PRODUCTS		85,562,248
HOTELS, RESTAURANTS & LEISURE - 0.6%
Restaurants - 0.6%
Panera Bread Co. Class A (a)(d)	48,600	1,947,402
Starbucks Corp. (a)	69,000	1,613,910
		3,561,312
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Tupperware Brands Corp.	100	3,488
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 21.1%
Household Products - 21.1%
Central Garden & Pet Co.	178,000	$ 955,860
Colgate-Palmolive Co.	304,800	24,408,384
Henkel KGaA	60,423	3,059,380
Procter & Gamble Co.	1,392,297	103,029,975
Pz Cussons PLC Class L	141,200	629,844
		132,083,443
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
NutriSystem, Inc. (a)(d)	69,000	1,735,350
PERSONAL PRODUCTS - 3.4%
Personal Products - 3.4%
Avon Products, Inc.	388,100	15,931,505
Bare Escentuals, Inc. (a)(d)	67,305	1,416,770
Herbalife Ltd.	48,900	2,047,443
Physicians Formula Holdings, Inc.	128,500	1,666,645
		21,062,363
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	44,600	3,021,204
TOBACCO - 10.0%
Tobacco - 10.0%
Altria Group, Inc.	309,400	23,997,064
British American Tobacco PLC sponsored ADR	330,300	25,961,580
Japan Tobacco, Inc.	477	2,708,407
KT&G Corp.	34,390	2,867,235

	Shares	Value
Loews Corp. - Carolina Group	25,100	$ 2,232,645
Souza Cruz Industria Comerico	175,300	5,036,929
		62,803,860
TOTAL COMMON STOCKS (Cost $506,276,596)		603,031,740
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 4.73% (b)	30,470,655	30,470,655
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	18,461,350	18,461,350
TOTAL MONEY MARKET FUNDS (Cost $48,932,005)		48,932,005
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $555,208,601)	651,963,745
NET OTHER ASSETS - (4.1)%	(25,423,281)
NET ASSETS - 100%	$ 626,540,464
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394,521
Fidelity Securities Lending Cash Central Fund	148,539
Total	$ 543,060
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $556,360,240. Net unrealized appreciation aggregated $95,603,505, of which $103,806,069 related to appreciated investment securities and $8,202,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2007

1.810679.103

DEF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AEROSPACE & DEFENSE - 77.3%
Aerospace & Defense - 77.3%
AAR Corp. (a)	208,600	$ 6,887,972
AeroVironment, Inc.	10,000	240,900
Alliant Techsystems, Inc. (a)(d)	437,255	51,084,502
Ceradyne, Inc. (a)(d)	95,900	4,741,296
DRS Technologies, Inc.	607,600	35,975,996
DynCorp International, Inc. Class A (a)	255,000	5,329,500
GenCorp, Inc. (non-vtg.) (a)	181,300	2,193,730
General Dynamics Corp.	1,936,100	171,886,958
Goodrich Corp.	703,350	50,141,822
Hexcel Corp. (a)(d)	425,800	10,845,126
Honeywell International, Inc.	1,254,600	71,035,452
L-3 Communications Holdings, Inc. (d)	255,000	28,215,750
Ladish Co., Inc. (a)	356,776	15,755,228
Limco-Piedmont, Inc.	100,000	1,268,000
Lockheed Martin Corp.	1,672,400	185,084,507
Orbital Sciences Corp. (a)	670,492	16,132,038
Precision Castparts Corp.	783,800	115,485,092
Raytheon Co.	2,427,552	150,144,091
Rockwell Collins, Inc.	964,900	69,588,588
Spirit AeroSystems Holdings, Inc. Class A	697,200	24,367,140
Stanley, Inc.	299,100	10,259,130
Taser International, Inc. (a)(d)	292,400	4,096,524
The Boeing Co. (d)	1,100,700	101,858,778
Triumph Group, Inc.	51,900	4,217,394
		1,136,835,514
AIRLINES - 0.9%
Airlines - 0.9%
AMR Corp. (a)	441,200	9,344,616
US Airways Group, Inc. (a)	161,800	3,360,586
		12,705,202
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Spartan Motors, Inc.	683,850	6,824,823
CHEMICALS - 0.3%
Commodity Chemicals - 0.3%
NL Industries, Inc. (d)	464,200	4,683,778
COMMUNICATIONS EQUIPMENT - 3.9%
Communications Equipment - 3.9%
Ciena Corp. (a)	180,600	7,942,788
Harris Corp.	777,800	48,822,506
		56,765,294
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Fluor Corp.	25,500	3,752,835

	Shares	Value
KBR, Inc.	181,400	$ 7,223,348
URS Corp. (a)	132,000	7,588,680
		18,564,863
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 1.8%
First Solar, Inc. (d)	40,100	9,509,715
JA Solar Holdings Co. Ltd. ADR	150,400	8,924,736
Sunpower Corp. Class A (a)(d)	69,500	8,648,580
		27,083,031
Heavy Electrical Equipment - 0.5%
Vestas Wind Systems AS (a)	77,000	7,310,676
TOTAL ELECTRICAL EQUIPMENT		34,393,707
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Electronic Equipment & Instruments - 0.9%
CPI International, Inc. (a)	4,700	78,913
FLIR Systems, Inc. (a)	157,900	10,852,467
L-1 Identity Solutions, Inc. (a)(d)	165,900	3,082,422
		14,013,802
IT SERVICES - 2.1%
IT Consulting & Other Services - 2.1%
CACI International, Inc. Class A (a)	183,600	8,333,604
ManTech International Corp. Class A (a)	61,700	2,387,173
NCI, Inc. Class A (a)	537,862	9,735,302
SI International, Inc. (a)	6,300	163,548
SRA International, Inc. Class A (a)	376,000	10,279,840
		30,899,467
MACHINERY - 1.7%
Construction & Farm Machinery & Heavy Trucks - 1.7%
Force Protection, Inc. (a)(d)	1,198,700	12,957,947
Navistar International Corp. (a)	238,800	12,405,660
		25,363,607
METALS & MINING - 4.8%
Diversified Metals & Mining - 2.5%
RTI International Metals, Inc. (a)	131,700	9,672,048
Titanium Metals Corp. (d)	927,100	27,507,057
		37,179,105
Steel - 2.3%
Allegheny Technologies, Inc.	143,600	14,036,900
Carpenter Technology Corp.	257,200	19,405,740
		33,442,640
TOTAL METALS & MINING		70,621,745
OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Refining & Marketing - 0.4%
Tesoro Corp.	127,600	6,275,368
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Trading Companies & Distributors - 1.7%
TransDigm Group, Inc. (a)	528,800	$ 25,213,184
TOTAL COMMON STOCKS (Cost $1,083,991,821)		1,443,160,354
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 4.73% (b)	22,404,294	22,404,294
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	78,271,775	78,271,775
TOTAL MONEY MARKET FUNDS (Cost $100,676,069)		100,676,069
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,184,667,890)	1,543,836,423
NET OTHER ASSETS - (5.0)%	(73,098,088)
NET ASSETS - 100%	$ 1,470,738,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,054,942
Fidelity Securities Lending Cash Central Fund	782,738
Total	$ 1,837,680
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,185,076,703. Net unrealized appreciation aggregated $358,759,720, of which $393,108,499 related to appreciated investment securities and $34,348,779 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2007

1.810682.103

ELE-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 1.1%
Asset Management & Custody Banks - 0.4%
Harris & Harris Group, Inc. (a)(d)	695,955	$ 6,688,128
Diversified Capital Markets - 0.2%
Indochina Capital Vietnam Holdings Ltd.	341,100	3,189,285
Investment Banking & Brokerage - 0.5%
REXCAPITAL Financial Holdings Ltd. (a)	38,725,000	6,913,447
TOTAL CAPITAL MARKETS		16,790,860
CHEMICALS - 1.7%
Specialty Chemicals - 1.7%
Nanophase Technologies Corp. (a)(d)(e)	2,067,471	7,422,221
Nitto Denko Corp.	98,500	5,115,079
Tokuyama Corp.	344,000	3,602,398
Wacker Chemie AG	38,100	10,604,787
		26,744,485
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.2%
Arrowhead Research Corp. (a)(d)(e)	3,300,075	13,464,306
Arrowhead Research Corp. (a)(e)(f)	1,194,369	4,873,026
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	697,998
		19,035,330
COMMUNICATIONS EQUIPMENT - 5.6%
Communications Equipment - 5.6%
AAC Acoustic Technology Holdings, Inc. (a)	2,000,000	2,697,166
Alcatel-Lucent SA sponsored ADR	740,800	6,000,480
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,131,975	6,486,217
Cisco Systems, Inc. (a)	300,000	8,406,000
Foxconn International Holdings Ltd. (a)	5,000,000	12,432,651
Juniper Networks, Inc. (a)	150,000	4,458,000
Nokia Corp. sponsored ADR	582,600	22,913,658
QUALCOMM, Inc.	250,000	10,195,000
Research In Motion Ltd. (a)	70,000	7,967,400
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	238,300	5,828,818
		87,385,390
COMPUTERS & PERIPHERALS - 3.0%
Computer Hardware - 1.8%
Apple, Inc. (a)	70,000	12,755,400
Hewlett-Packard Co.	150,000	7,674,000
High Tech Computer Corp.	450,000	8,351,666
		28,781,066
Computer Storage & Peripherals - 1.2%
ASUSTeK Computer, Inc.	2,800,618	8,764,134

	Shares	Value
EMC Corp. (a)	300,000	$ 5,781,000
STEC, Inc. (a)	500,000	4,660,000
		19,205,134
TOTAL COMPUTERS & PERIPHERALS		47,986,200
ELECTRICAL EQUIPMENT - 3.3%
Electrical Components & Equipment - 3.3%
Evergreen Solar, Inc. (a)(d)	900,000	11,853,000
First Solar, Inc. (d)	50,000	11,857,500
Neo-Neon Holdings Ltd.	4,000,000	3,431,823
Q-Cells AG (a)	60,000	8,454,681
SolarWorld AG	150,000	9,043,225
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	7,917,000
		52,557,229
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
Electronic Equipment & Instruments - 1.6%
Cyntec Co. Ltd.	1,649,143	2,388,766
Motech Industries, Inc.	877,427	6,606,189
Murata Manufacturing Co. Ltd.	45,900	2,688,323
Nan Ya Printed Circuit Board Corp.	615,861	4,131,182
Nidec Corp.	73,400	5,568,082
Phoenix Precision Technology Corp.	3,000,000	3,295,120
		24,677,662
Electronic Manufacturing Services - 2.0%
Benchmark Electronics, Inc. (a)	16,171	290,269
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,789,200	30,567,784
		30,858,053
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	150,000	5,551,500
Wolfson Microelectronics PLC (a)	886,832	4,311,328
		9,862,828
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		65,398,543
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Garmin Ltd.	6,500	697,775
Merry Electronics Co. Ltd.	659,592	2,002,789
		2,700,564
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Alibaba.com Ltd.	36,000	184,717
Opera Software ASA (a)(d)	135,000	326,110
		510,827
MEDIA - 0.2%
Broadcasting & Cable TV - 0.2%
JumpTV, Inc.	1,431,300	3,006,181
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
VODone Ltd. (a)	1,766,000	$ 521,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 77.8%
Semiconductor Equipment - 10.9%
Applied Materials, Inc.	3,500,000	65,905,000
ASML Holding NV (NY Shares) (a)	250,000	8,687,500
Eagle Test Systems, Inc. (a)	244,961	2,682,323
FormFactor, Inc. (a)	336,712	12,774,853
Global Unichip Corp.	400,000	2,955,848
Greatek Electronics, Inc.	5,179,040	7,092,597
MEMC Electronic Materials, Inc. (a)	339,500	26,338,410
Tessera Technologies, Inc. (a)	500,000	19,310,000
Topco Scientific Co. Ltd.	1,348,200	2,660,894
Varian Semiconductor Equipment Associates, Inc. (a)	550,000	22,830,500
		171,237,925
Semiconductors - 66.9%
Advanced Analog Technology, Inc.	508,000	2,219,303
Advanced Micro Devices, Inc. (a)(d)	4,000,000	39,040,000
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,274,626	11,441,369
Altera Corp. (d)	1,750,000	32,865,000
Anpec Electronics Corp.	523,580	1,245,885
ARM Holdings PLC sponsored ADR (d)	3,326,800	27,379,564
Atheros Communications, Inc. (a)	124,739	3,678,553
Atmel Corp. (a)	1,000,000	4,390,000
Broadcom Corp. Class A (a)	3,194,200	85,412,908
Cavium Networks, Inc.	213,915	5,486,920
Conexant Systems, Inc. (a)	2,000,000	2,220,000
Diodes, Inc. (a)	550,000	16,181,000
Epistar Corp.	950,593	3,931,965
Global Mixed-mode Technology, Inc.	800,000	5,292,022
Himax Technologies, Inc. sponsored ADR	1,339,900	5,868,762
Hittite Microwave Corp. (a)	332,500	14,360,675
Infineon Technologies AG sponsored ADR (a)	662,500	7,844,000
Intel Corp.	14,383,000	375,108,640
Intersil Corp. Class A	652,300	16,268,362
Linear Technology Corp. (d)	398,100	12,126,126
Marvell Technology Group Ltd. (a)	5,206,300	77,782,122
Maxim Integrated Products, Inc.	1,100,000	25,509,000
Microchip Technology, Inc.	545,800	15,713,582
Micron Technology, Inc. (a)(d)	114,700	954,304
Mindspeed Technologies, Inc. (a)	2,000,000	2,800,000
Monolithic Power Systems, Inc. (a)	150,000	2,862,000
National Semiconductor Corp.	2,000,000	45,720,000
NVIDIA Corp. (a)	1,095,352	34,547,402
ON Semiconductor Corp. (a)	592,000	5,440,480
PMC-Sierra, Inc. (a)	300,000	2,106,000
Powertech Technology, Inc.	214,000	735,988

	Shares	Value
Richtek Technology Corp.	1,100,500	$ 10,399,768
Silicon Laboratories, Inc. (a)	300,000	11,142,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	658,877	6,305,453
Soitec SA (a)(d)	353,300	4,687,922
Spreadtrum Communications, Inc. ADR (d)	373,800	3,719,310
Texas Instruments, Inc. (d)	2,687,700	84,850,689
TriQuint Semiconductor, Inc. (a)	900,000	5,337,000
Volterra Semiconductor Corp. (a)(d)	450,043	5,571,532
Xilinx, Inc. (d)	1,500,000	32,850,000
		1,051,395,606
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,222,633,531
SOFTWARE - 1.2%
Home Entertainment Software - 1.2%
NetDragon WebSoft, Inc.	132,000	252,609
Nintendo Co. Ltd.	30,000	18,264,000
		18,516,609
Systems Software - 0.0%
VMware, Inc. Class A	5,200	475,124
TOTAL SOFTWARE		18,991,733
TOTAL COMMON STOCKS (Cost $1,717,817,170)		1,564,262,556
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 4.73% (b)	10,837,335	10,837,335
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	94,268,350	94,268,350
TOTAL MONEY MARKET FUNDS (Cost $105,105,685)		105,105,685
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,822,922,855)	1,669,368,241
NET OTHER ASSETS - (6.2)%	(97,884,695)
NET ASSETS - 100%	$ 1,571,483,546
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,571,024 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07 - 11/21/07	$ 5,787,843
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 781,740
Fidelity Securities Lending Cash Central Fund	927,822
Total	$ 1,709,562
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ -	$ 21,193,303	$ -	$ -	$ 18,337,332
Nanophase Technologies Corp.	-	13,118,734	179,687	-	7,422,221
Total	$ -	$ 34,312,037	$ 179,687	$ -	$ 25,759,553
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,831,536,807. Net unrealized depreciation aggregated $162,168,566, of which $111,469,183 related to appreciated investment securities and $273,637,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2007

1.810683.103

ENE-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)(d)	45,359	$ 1,107,213
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	61,000	3,242,150
Jacobs Engineering Group, Inc. (a)	244,000	20,439,880
		23,682,030
ELECTRICAL EQUIPMENT - 2.7%
Electrical Components & Equipment - 0.8%
Energy Conversion Devices, Inc. (a)	46	1,190
First Solar, Inc.	6,700	1,588,905
JA Solar Holdings Co. Ltd. ADR	45,400	2,694,036
Q-Cells AG (a)	41,500	5,847,821
Renewable Energy Corp. AS (a)	166,700	8,173,926
Sunpower Corp. Class A (a)	2,400	298,656
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	52,700	4,172,259
		22,776,793
Heavy Electrical Equipment - 1.9%
Suzlon Energy Ltd.	204,136	9,798,476
Vestas Wind Systems AS (a)	474,200	45,022,373
		54,820,849
TOTAL ELECTRICAL EQUIPMENT		77,597,642
ENERGY EQUIPMENT & SERVICES - 28.1%
Oil & Gas Drilling - 8.3%
Atwood Oceanics, Inc. (a)	239,300	20,878,925
Diamond Offshore Drilling, Inc.	338,300	39,388,269
Nabors Industries Ltd. (a)	156,985	4,222,897
Noble Corp.	952,500	49,653,825
Pride International, Inc. (a)	771,116	25,423,695
Transocean, Inc. (a)	758,751	104,168,925
		243,736,536
Oil & Gas Equipment & Services - 19.8%
Acergy SA	110,200	2,338,444
Aker Kvaerner ASA	88,000	2,510,456
Cameron International Corp. (a)	169,900	15,839,777
Compagnie Generale de Geophysique SA (a)	104,800	31,439,217
Emer International Group Ltd. (a)	1,008,000	737,945
Expro International Group PLC	474,000	9,889,697
Exterran Holdings, Inc. (a)	207,800	16,632,312
FMC Technologies, Inc. (a)	428,380	23,809,360
Grant Prideco, Inc. (a)	7,900	379,990
Halliburton Co.	64	2,343
NATCO Group, Inc. Class A (a)	12,200	579,988
National Oilwell Varco, Inc. (a)	2,511,407	171,152,387
Oceaneering International, Inc. (a)	452,600	28,880,406
Oil States International, Inc. (a)	141,600	4,490,136

	Shares	Value
Petroleum Geo-Services ASA	106,550	$ 3,054,054
ProSafe ASA	171,500	2,940,159
Saipem SpA	175,400	7,056,539
Schlumberger Ltd. (NY Shares)	1,950,760	182,298,522
Smith International, Inc.	556,397	34,897,220
Subsea 7, Inc. (a)	271,500	6,240,310
Superior Energy Services, Inc. (a)	505,500	17,641,950
W-H Energy Services, Inc. (a)	100	5,050
Weatherford International Ltd. (a)	241,800	15,141,516
WorleyParsons Ltd.	86,277	3,816,736
		581,774,514
TOTAL ENERGY EQUIPMENT & SERVICES		825,511,050
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	55,328	2,957,282
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	119,700	2,615,445
Constellation Energy Group, Inc.	33,400	3,347,014
NRG Energy, Inc. (a)	63,300	2,683,287
		8,645,746
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	119,300	6,239,390
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	96	6,012
OIL, GAS & CONSUMABLE FUELS - 67.6%
Coal & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	27,700	778,370
Arch Coal, Inc.	625,800	23,692,788
CONSOL Energy, Inc.	1,835,821	108,827,469
Foundation Coal Holdings, Inc.	365,600	16,612,864
International Coal Group, Inc. (a)	98,300	492,483
Massey Energy Co.	255,300	8,667,435
Natural Resource Partners LP	13,800	444,084
Peabody Energy Corp.	2,021,400	112,470,696
		271,986,189
Integrated Oil & Gas - 26.2%
Chevron Corp.	792,732	69,578,088
ConocoPhillips	1,037,870	83,071,115
Exxon Mobil Corp.	4,924,310	439,051,477
Hess Corp.	464,400	33,074,568
Marathon Oil Corp.	1,033,700	57,783,830
Murphy Oil Corp.	100	7,152
Occidental Petroleum Corp.	747,700	52,167,029
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	282,100	$ 27,166,230
Suncor Energy, Inc.	83,200	7,955,945
		769,855,434
Oil & Gas Exploration & Production - 20.4%
American Oil & Gas, Inc. NV (a)	244,953	1,577,497
Aurora Oil & Gas Corp. (a)	952,983	1,286,527
Cabot Oil & Gas Corp.	2,146,757	73,891,376
Canadian Natural Resources Ltd.	269,000	17,466,100
Chesapeake Energy Corp. (d)	1,365,100	51,669,035
Concho Resources, Inc.	406,800	7,672,248
EOG Resources, Inc.	661,600	54,767,248
EXCO Resources, Inc. (a)	18,300	255,834
Goodrich Petroleum Corp. (a)	84,900	2,074,107
Kodiak Oil & Gas Corp. (a)	490,070	1,166,367
Newfield Exploration Co. (a)	63,000	3,140,550
Noble Energy, Inc.	242,700	17,484,108
Petrohawk Energy Corp. (a)	1,171,900	19,101,970
Plains Exploration & Production Co. (a)	24,505	1,235,297
Quicksilver Resources, Inc. (a)	896,500	45,362,900
Range Resources Corp.	2,669,400	108,591,192
Southwestern Energy Co. (a)	557,500	27,746,775
Ultra Petroleum Corp. (a)	1,529,401	99,258,125
Vanguard Natural Resources LLC	16,400	265,680
XTO Energy, Inc.	1,027,000	63,489,140
		597,502,076
Oil & Gas Refining & Marketing - 9.4%
Holly Corp.	74,800	3,624,060
Petroplus Holdings AG	86,629	7,075,033
Sunoco, Inc.	199,365	13,377,392
Tesoro Corp.	905,500	44,532,490
Valero Energy Corp.	3,071,799	199,881,961
Western Refining, Inc.	238,649	6,896,956
		275,387,892

	Shares	Value
Oil & Gas Storage & Transport - 2.3%
El Paso Pipeline Partners LP	223,800	$ 5,214,540
Williams Companies, Inc.	1,792,800	62,228,088
		67,442,628
TOTAL OIL, GAS & CONSUMABLE FUELS		1,982,174,219
SOFTWARE - 0.1%
Application Software - 0.1%
Zhongyu Gas Holdings Ltd. (a)	11,536,000	1,940,953
TOTAL COMMON STOCKS (Cost $1,989,641,437)		2,929,861,537
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 4.73% (b)	30,611,442	30,611,442
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	9,263,500	9,263,500
TOTAL MONEY MARKET FUNDS (Cost $39,874,942)		39,874,942
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,029,516,379)	2,969,736,479
NET OTHER ASSETS - (1.2)%	(36,129,158)
NET ASSETS - 100%	$ 2,933,607,321
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 711,413
Fidelity Securities Lending Cash Central Fund	106,641
Total	$ 818,054
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,037,966,723. Net unrealized appreciation aggregated $931,769,756, of which $959,355,091 related to appreciated investment securities and $27,585,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2007

1.810703.103

ENS-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
ELECTRICAL EQUIPMENT - 4.0%
Electrical Components & Equipment - 1.8%
First Solar, Inc.	19,000	$ 4,505,850
Q-Cells AG (a)	71,000	10,004,705
Renewable Energy Corp. AS (a)	110,900	5,437,843
SolarWorld AG	104,300	6,288,056
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	192,800	15,263,976
		41,500,430
Heavy Electrical Equipment - 2.2%
Gamesa Corporacion Tecnologica, SA	119,300	5,413,919
Suzlon Energy Ltd.	202,000	9,695,949
Vestas Wind Systems AS (a)	381,000	36,173,606
		51,283,474
TOTAL ELECTRICAL EQUIPMENT		92,783,904
ENERGY EQUIPMENT & SERVICES - 93.4%
Oil & Gas Drilling - 24.7%
Atwood Oceanics, Inc. (a)	357,000	31,148,250
Bronco Drilling Co., Inc. (a)	100	1,436
Diamond Offshore Drilling, Inc.	942,300	109,711,989
ENSCO International, Inc.	4,200	226,170
Grey Wolf, Inc. (a)	92,400	469,392
Helmerich & Payne, Inc.	100	3,455
Hercules Offshore, Inc. (a)	11,231	280,887
Nabors Industries Ltd. (a)	1,666,800	44,836,920
Noble Corp.	2,203,800	114,884,094
Parker Drilling Co. (a)	206,900	1,479,335
Patterson-UTI Energy, Inc.	679,000	12,799,150
Pioneer Drilling Co. (a)	100	1,191
Pride International, Inc. (a)(d)	930,886	30,691,311
Rowan Companies, Inc.	134,300	4,754,220
Transocean, Inc. (a)	1,627,388	223,424,099
Unit Corp. (a)	100	4,472
		574,716,371
Oil & Gas Equipment & Services - 68.7%
Acergy SA	234,000	4,965,480
Aker Kvaerner ASA	219,450	6,260,449
Baker Hughes, Inc. (d)	808,836	64,925,266
Basic Energy Services, Inc. (a)	11,000	214,500
BJ Services Co.	293,400	7,211,772
Bristow Group, Inc. (a)	3,500	192,500
Cameron International Corp. (a)(d)	817,400	76,206,202
Carbo Ceramics, Inc.	100	3,970
Compagnie Generale de Geophysique SA (a)	75,600	22,679,435
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	20,100	1,207,005
Complete Production Services, Inc. (a)	100	1,772
Core Laboratories NV (a)	26,100	3,060,225
Dresser-Rand Group, Inc. (a)	741,200	26,386,720

	Shares	Value
Dril-Quip, Inc. (a)	424,000	$ 23,922,080
Emer International Group Ltd. (a)	822,000	601,776
Expro International Group PLC	714,800	14,913,830
Exterran Holdings, Inc. (a)	374,413	29,968,017
FMC Technologies, Inc. (a)	1,097,300	60,987,934
Fugro NV (Certificaten Van Aandelen) unit	28,800	2,367,451
Grant Prideco, Inc. (a)	305,105	14,675,551
Gulfmark Offshore, Inc. (a)	100	4,444
Halliburton Co. (d)	2,605,434	95,384,939
Horizon Offshore, Inc. (a)	100	1,694
Hornbeck Offshore Services, Inc. (a)	90,800	3,738,236
ION Geophysical Corp. (a)	266,200	4,107,466
Lufkin Industries, Inc.	100	5,201
NATCO Group, Inc. Class A (a)	550,756	26,182,940
National Oilwell Varco, Inc. (a)(d)	3,126,562	213,075,200
Newpark Resources, Inc. (a)	100	538
Oceaneering International, Inc. (a)	831,700	53,070,777
Oil States International, Inc. (a)(d)	575,000	18,233,250
Petroleum Geo-Services ASA	172,450	4,942,953
ProSafe ASA	521,600	8,942,198
RPC, Inc.	100	1,110
Saipem SpA	278,000	11,184,253
Schlumberger Ltd. (NY Shares) (d)	6,215,446	580,833,428
SEACOR Holdings, Inc. (a)	100	9,057
Smith International, Inc.	1,253,156	78,597,944
Subsea 7, Inc. (a)	261,500	6,010,465
Superior Energy Services, Inc. (a)	790,100	27,574,490
Superior Well Services, Inc. (a)	100	1,939
Technip SA	14,200	1,157,729
TETRA Technologies, Inc. (a)	100	1,581
Tidewater, Inc. (d)	294,700	14,407,883
Trico Marine Services, Inc. (a)	100	3,537
W-H Energy Services, Inc. (a)	292,700	14,781,350
Weatherford International Ltd. (a)	1,132,210	70,898,990
Willbros Group, Inc. (a)	100	3,747
WorleyParsons Ltd.	68,369	3,024,519
		1,596,933,793
TOTAL ENERGY EQUIPMENT & SERVICES		2,171,650,164
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Clipper Windpower PLC (a)	59,800	743,696
INDUSTRIAL CONGLOMERATES - 0.6%
Industrial Conglomerates - 0.6%
Keppel Corp. Ltd.	127,000	1,175,276
McDermott International, Inc. (a)	245,500	12,839,650
		14,014,926
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Exploration & Production - 0.1%
Helix Energy Solutions Group, Inc. (a)	28,600	$ 1,160,874
TOTAL COMMON STOCKS (Cost $1,393,049,030)		2,280,353,564
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 4.73% (b)	63,784,059	63,784,059
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	159,916,525	159,916,525
TOTAL MONEY MARKET FUNDS (Cost $223,700,584)		223,700,584
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,706,000)	$ 4,707,362	4,706,000
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,621,455,614)		2,508,760,148
NET OTHER ASSETS - (7.9)%		(184,634,011)
NET ASSETS - 100%		$ 2,324,126,137
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,706,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 495,214
Barclays Capital, Inc.	2,062,426
ING Financial Markets LLC	716,120
Lehman Brothers, Inc.	1,432,240
$ 4,706,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 892,039
Fidelity Securities Lending Cash Central Fund	851,862
Total	$ 1,743,901
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,625,996,600. Net unrealized appreciation aggregated $882,763,548, of which $911,296,070 related to appreciated investment securities and $28,532,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

November 30, 2007

1.810704.103

ENV-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CHEMICALS - 17.0%
Commodity Chemicals - 0.8%
Calgon Carbon Corp. (a)(d)	18,700	$ 272,272
Specialty Chemicals - 16.2%
Ecolab, Inc.	92,800	4,445,119
Nalco Holding Co.	57,700	1,382,492
		5,827,611
TOTAL CHEMICALS		6,099,883
COMMERCIAL SERVICES & SUPPLIES - 41.8%
Diversified Commercial & Professional Services - 1.2%
Tetra Tech, Inc. (a)	21,600	447,552
Environmental & Facility Services - 40.6%
Allied Waste Industries, Inc. (a)	127,300	1,452,493
Bennett Environmental, Inc. (a)	44,400	8,881
Clean Harbors, Inc. (a)	12,600	677,124
Covanta Holding Corp. (a)	62,100	1,676,079
Fuel Tech, Inc. (a)	6,000	146,460
Republic Services, Inc. (d)	90,650	3,006,861
Stericycle, Inc. (a)	32,860	1,933,811
TRC Companies, Inc. (a)	39,000	327,210
Waste Connections, Inc. (a)	50,950	1,621,739
Waste Management, Inc.	108,493	3,723,480
Waste Services, Inc. (a)	1,000	9,240
		14,583,378
TOTAL COMMERCIAL SERVICES & SUPPLIES		15,030,930
ELECTRICAL EQUIPMENT - 2.0%
Electrical Components & Equipment - 1.3%
FuelCell Energy, Inc. (a)(d)	30,700	278,449
Hydrogenics Corp. (a)	3,200	3,392
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	2,200	174,174
		456,015
Heavy Electrical Equipment - 0.7%
Capstone Turbine Corp. (a)(d)	83,200	101,504
Plug Power, Inc. (a)	40,500	146,610
		248,114
TOTAL ELECTRICAL EQUIPMENT		704,129
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Electronic Equipment & Instruments - 3.2%
Itron, Inc. (a)(d)	14,900	1,155,495
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Newpark Resources, Inc. (a)	39,700	213,586

	Shares	Value
FOOD & STAPLES RETAILING - 5.1%
Food Distributors - 1.5%
United Natural Foods, Inc. (a)	18,300	$ 536,007
Food Retail - 3.6%
Whole Foods Market, Inc. (d)	30,600	1,316,106
TOTAL FOOD & STAPLES RETAILING		1,852,113
FOOD PRODUCTS - 2.7%
Packaged Foods & Meats - 2.7%
Hain Celestial Group, Inc. (a)	16,600	549,128
SunOpta, Inc. (a)	29,100	416,421
		965,549
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.3%
Independent Power Producers & Energy Traders - 1.3%
Ormat Technologies, Inc. (d)	9,000	454,500
MACHINERY - 12.2%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Lindsay Corp. (d)	5,100	269,892
Industrial Machinery - 11.5%
CLARCOR, Inc.	21,000	747,810
Donaldson Co., Inc.	32,800	1,534,384
Kadant, Inc. (a)	6,400	188,544
Pall Corp.	43,100	1,648,575
		4,119,313
TOTAL MACHINERY		4,389,205
MULTI-UTILITIES - 11.4%
Multi-Utilities - 11.4%
Veolia Environnement sponsored ADR (d)	44,400	4,120,320
TOTAL COMMON STOCKS (Cost $32,141,305)		34,985,710
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 4.73% (b)	975,724	975,724
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	5,414,625	5,414,625
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $38,531,654)	41,376,059
NET OTHER ASSETS - (15.1)%	(5,414,625)
NET ASSETS - 100%	$ 35,961,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,377
Fidelity Securities Lending Cash Central Fund	44,983
Total	$ 70,360
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $38,767,595. Net unrealized appreciation aggregated $2,608,464, of which $5,260,526 related to appreciated investment securities and $2,652,062 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2007

1.810693.103

FIN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CAPITAL MARKETS - 18.7%
Asset Management & Custody Banks - 10.2%
Bank of New York Mellon Corp.	134,500	$ 6,450,620
EFG International	70,430	2,863,590
Fortress Investment Group LLC (d)	65,300	1,189,113
Franklin Resources, Inc.	59,500	7,329,210
GLG Partners, Inc. (a)	93,400	1,284,250
Janus Capital Group, Inc.	118,900	3,991,473
Julius Baer Holding AG	28,405	2,400,105
KKR Private Equity Investors, LP	38,000	682,100
KKR Private Equity Investors, LP Restricted Depositary Units (e)	47,000	843,650
State Street Corp.	155,725	12,440,870
T. Rowe Price Group, Inc.	27,100	1,666,108
The Blackstone Group LP	67,400	1,482,800
		42,623,889
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	51,400	2,594,672
Investment Banking & Brokerage - 7.9%
Bear Stearns Companies, Inc. (d)	43,000	4,287,100
Charles Schwab Corp.	230,900	5,613,179
Goldman Sachs Group, Inc.	28,500	6,459,240
Lazard Ltd. Class A	31,800	1,547,388
Lehman Brothers Holdings, Inc.	107,600	6,738,988
Merrill Lynch & Co., Inc.	68,700	4,117,878
MF Global Ltd.	28,300	815,889
Morgan Stanley	60,800	3,205,376
		32,785,038
TOTAL CAPITAL MARKETS		78,003,599
COMMERCIAL BANKS - 12.0%
Diversified Banks - 9.0%
ICICI Bank Ltd. sponsored ADR	32,300	1,954,473
U.S. Bancorp, Delaware (d)	170,300	5,635,227
Wachovia Corp.	196,768	8,461,024
Wells Fargo & Co.	667,000	21,630,810
		37,681,534
Regional Banks - 3.0%
Cathay General Bancorp	56,133	1,626,734
Center Financial Corp., California	81,500	1,002,450
Colonial Bancgroup, Inc.	28,200	448,944
Nara Bancorp, Inc.	51,441	686,223
PNC Financial Services Group, Inc.	117,000	8,565,570
Wintrust Financial Corp.	3,633	128,318
		12,458,239
TOTAL COMMERCIAL BANKS		50,139,773
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
American Express Co. (d)	170,100	10,032,498
Capital One Financial Corp. (d)	62,700	3,342,537

	Shares	Value
Discover Financial Services	164,750	$ 2,861,708
Dollar Financial Corp. (a)	66,279	1,980,417
		18,217,160
DIVERSIFIED FINANCIAL SERVICES - 19.3%
Other Diversifed Financial Services - 16.0%
Bank of America Corp.	464,431	21,424,202
Citigroup, Inc.	634,134	21,116,662
JPMorgan Chase & Co.	527,645	24,071,165
		66,612,029
Specialized Finance - 3.3%
CME Group, Inc.	10,800	7,112,880
Deutsche Boerse AG	23,400	4,389,359
JSE Ltd.	44,100	596,209
MarketAxess Holdings, Inc. (a)	117,300	1,684,428
		13,782,876
TOTAL DIVERSIFIED FINANCIAL SERVICES		80,394,905
INSURANCE - 32.7%
Insurance Brokers - 1.0%
National Financial Partners Corp. (d)	66,100	3,000,940
Willis Group Holdings Ltd.	29,760	1,188,614
		4,189,554
Life & Health Insurance - 7.7%
AFLAC, Inc.	102,000	6,389,280
MetLife, Inc. (d)	182,400	11,963,616
Principal Financial Group, Inc.	87,800	5,750,022
Prudential Financial, Inc.	83,700	7,879,518
		31,982,436
Multi-Line Insurance - 8.6%
American International Group, Inc.	466,851	27,138,048
Assurant, Inc.	35,500	2,322,765
Hartford Financial Services Group, Inc.	68,400	6,519,888
		35,980,701
Property & Casualty Insurance - 8.3%
ACE Ltd.	204,900	12,259,167
AMBAC Financial Group, Inc.	22,800	620,844
Argo Group International Holdings, Ltd. (a)	53,917	2,130,261
Aspen Insurance Holdings Ltd.	134,500	3,873,600
Axis Capital Holdings Ltd.	136,500	5,206,110
MBIA, Inc. (d)	81,200	2,964,612
The Travelers Companies, Inc.	64,800	3,441,528
United America Indemnity Ltd. Class A (a)	103,000	2,039,400
XL Capital Ltd. Class A	30,800	1,802,724
		34,338,246
Reinsurance - 7.1%
Endurance Specialty Holdings Ltd.	209,770	8,472,610
Everest Re Group Ltd.	12,500	1,311,625
IPC Holdings Ltd.	70,779	2,092,227
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Max Capital Group Ltd.	87,385	$ 2,473,869
Montpelier Re Holdings Ltd.	27,400	474,568
PartnerRe Ltd.	20,500	1,692,685
Platinum Underwriters Holdings Ltd.	318,688	11,574,748
RenaissanceRe Holdings Ltd.	26,000	1,536,860
		29,629,192
TOTAL INSURANCE		136,120,129
REAL ESTATE INVESTMENT TRUSTS - 5.4%
Mortgage REITs - 1.0%
Annaly Capital Management, Inc.	235,300	4,049,513
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	58,100	2,695,259
UDR, Inc.	94,200	2,075,226
		4,770,485
Retail REITs - 3.3%
CBL & Associates Properties, Inc.	34,360	992,317
Developers Diversified Realty Corp.	107,000	4,751,870
General Growth Properties, Inc.	106,600	4,950,504
Simon Property Group, Inc.	29,600	2,914,120
		13,608,811
TOTAL REAL ESTATE INVESTMENT TRUSTS		22,428,809
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	179,000	4,840,179
THRIFTS & MORTGAGE FINANCE - 4.9%
Thrifts & Mortgage Finance - 4.9%
BankUnited Financial Corp. Class A (d)	59,000	470,820
Countrywide Financial Corp.	312,699	3,383,403
Fannie Mae	122,200	4,694,924
FirstFed Financial Corp. (a)(d)	55,500	1,943,610
Freddie Mac	124,300	4,359,201

	Shares	Value
Hudson City Bancorp, Inc.	222,511	$ 3,386,617
Washington Mutual, Inc. (d)	107,500	2,096,250
		20,334,825
TOTAL COMMON STOCKS (Cost $331,935,996)		410,479,379
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 4.73% (b)	3,585,699	3,585,699
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	18,350,294	18,350,294
TOTAL MONEY MARKET FUNDS (Cost $21,935,993)		21,935,993
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $353,871,989)	432,415,372
NET OTHER ASSETS - (3.9)%	(16,408,777)
NET ASSETS - 100%	$ 416,006,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $843,650 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,495
Fidelity Securities Lending Cash Central Fund	86,738
Total	$ 245,233
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $354,987,064. Net unrealized appreciation aggregated $77,428,308, of which $107,666,838 related to appreciated investment securities and $30,238,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2007

1.810695.103

GOL-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 8.9%
METALS & MINING - 8.9%
Aluminum - 0.3%
Alumina Ltd.	965,508	$ 5,518,143
Gold - 8.6%
Newcrest Mining Ltd.	4,726,611	140,956,503
Pan Australian Resources Ltd.	2,822,000	2,505,278
Sino Gold Mining Ltd. (a)(d)	1,038,000	6,418,421
		149,880,202
TOTAL METALS & MINING		155,398,345
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	335,000	12,188,680
Brazil - 0.1%
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Companhia Vale do Rio Doce sponsored ADR	51,200	1,770,496
Canada - 47.8%
METALS & MINING - 47.6%
Diversified Metals & Mining - 1.7%
Anatolia Minerals Development Ltd. (a)	29,000	129,069
First Quantum Minerals Ltd.	101,600	9,653,448
FNX Mining Co., Inc. (a)	154,000	5,153,613
Ivanhoe Mines Ltd. (a)	462,500	5,153,023
Lundin Mining Corp. (a)	475,100	4,651,927
Nautilus Minerals, Inc. (a)	44,000	178,227
Thompson Creek Metals Co., Inc.	247,000	4,933,330
		29,852,637
Gold - 41.8%
Agnico-Eagle Mines Ltd.	1,226,900	58,887,764
Alamos Gold, Inc. (a)	3,249,000	16,409,911
Arizona Star Resource Corp. (a)(e)	3,800,000	67,954,193
Aurelian Resources, Inc. (a)	483,500	3,650,973
Aurizon Mines Ltd. (a)	522,000	1,848,157
Barrick Gold Corp. (d)	3,424,600	138,100,587
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,560,234
Centerra Gold, Inc. (a)	297,000	3,009,061
Coral Gold Resources Ltd. (a)(e)	2,016,600	1,189,973
Crystallex International Corp. (a)	943,000	2,169,225
Eldorado Gold Corp. (a)	3,500,000	20,443,066
Goldcorp, Inc.	4,250,000	137,338,101
Golden Star Resources Ltd. (a)	2,496,969	7,541,978
Great Basin Gold Ltd. (a)	802,900	2,272,548
High River Gold Mines Ltd. (a)	548,900	1,366,966

	Shares	Value
High River Gold Mines Ltd. (a)(f)	1,300,000	$ 3,237,486
High River Gold Mines Ltd.:
warrants 1/27/08 (a)	332,500	71,901
warrants 11/8/10 (a)(f)	650,000	292,544
IAMGOLD Corp.	7,762,100	66,841,707
Kinross Gold Corp. (a)	5,324,800	91,706,812
Northgate Exploration Ltd. (a)	379,000	1,175,076
Novagold Resources, Inc. (a)	800,000	7,777,167
Orezone Resources, Inc. Class A (a)	8,870,700	10,025,395
Peak Gold Ltd. (a)(f)	5,857,000	2,636,045
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	439,341
Red Back Mining, Inc. (a)	896,200	5,700,687
Red Back Mining, Inc. (a)(f)	1,033,000	6,570,866
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	8,506,430
Yamana Gold, Inc.	4,598,100	59,554,328
		728,278,522
Precious Metals & Minerals - 4.1%
B2Gold Corp.	702,500	1,761,181
Etruscan Resources, Inc. (a)	657,000	1,439,046
Etruscan Resources, Inc. (a)	1,549,400	3,393,695
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	402,904
Harry Winston Diamond Corp.	471,990	17,466,250
Minefinders Corp. Ltd. (a)	1,100,000	12,816,923
Pan American Silver Corp. (a)	500,000	15,900,000
Rockwell Diamonds, Inc. (a)	319,000	197,810
Shore Gold, Inc. (a)	2,860,000	13,558,434
Silver Standard Resources, Inc. (a)	111,000	4,023,751
Silvercorp Metals, Inc.	60,000	479,472
SouthernEra Diamonds, Inc. Class A (a)	6,500	1,950
		71,441,416
TOTAL METALS & MINING		829,572,575
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Exploration & Production - 0.2%
Franco-Nevada Corp. (h)	166,900	2,537,261
TOTAL CANADA		832,109,836
China - 2.1%
METALS & MINING - 2.1%
Gold - 2.1%
Zijin Mining Group Co. Ltd. (H Shares)	25,206,000	36,582,280
Luxembourg - 0.6%
METALS & MINING - 0.6%
Steel - 0.6%
ArcelorMittal SA (NY Reg.) Class A	148,200	10,940,124
Papua New Guinea - 6.7%
METALS & MINING - 6.7%
Gold - 6.7%
Lihir Gold Ltd. (a)	33,473,184	115,612,980
Common Stocks - continued
	Shares	Value
Peru - 1.3%
METALS & MINING - 1.3%
Precious Metals & Minerals - 1.3%
Compania de Minas Buenaventura SA	350,000	$ 19,540,805
Compania de Minas Buenaventura SA sponsored ADR	50,000	2,791,500
		22,332,305
Russia - 0.2%
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	10,000	2,860,000
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) unit (a)	39,000	275,730
TOTAL METALS & MINING		3,135,730
South Africa - 13.1%
METALS & MINING - 13.1%
Diversified Metals & Mining - 0.3%
African Rainbow Minerals Ltd.	234,859	5,168,278
Gold - 10.0%
Anglogold Ashanti Ltd. sponsored ADR	1,038,000	50,623,260
Gold Fields Ltd.	175,000	2,878,750
Gold Fields Ltd. sponsored ADR	5,498,000	90,442,100
Harmony Gold Mining Co. Ltd. (a)	1,549,000	16,171,560
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,375,000	14,355,000
		174,470,670
Precious Metals & Minerals - 2.8%
Anglo Platinum Ltd.	59,058	8,426,939
Impala Platinum Holdings Ltd.	1,155,712	40,226,590
		48,653,529
TOTAL METALS & MINING		228,292,477
United Kingdom - 4.6%
METALS & MINING - 4.6%
Diversified Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	174,000	11,753,181
BHP Billiton PLC	220,000	7,267,368
		19,020,549
Gold - 2.9%
Randgold Resources Ltd. sponsored ADR	1,435,874	50,514,047
Precious Metals & Minerals - 0.6%
Hochschild Mining PLC	510,933	4,621,205
Lonmin PLC	76,000	5,075,770
		9,696,975
TOTAL METALS & MINING		79,231,571

	Shares	Value
United States of America - 9.1%
METALS & MINING - 8.4%
Aluminum - 0.3%
Alcoa, Inc.	144,000	$ 5,237,280
Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	59,000	5,836,870
Titanium Metals Corp.	500	14,835
		5,851,705
Gold - 7.8%
Newmont Mining Corp.	2,359,000	117,218,710
Royal Gold, Inc. (d)	610,768	17,541,257
US Gold Corp. (a)	318,400	1,092,112
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	491,746
		136,343,825
TOTAL METALS & MINING		147,432,810
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
CONSOL Energy, Inc.	102,500	6,076,200
Peabody Energy Corp.	99,700	5,547,308
		11,623,508
TOTAL COMMON STOCKS (Cost $1,223,241,082)		1,656,651,142
Money Market Funds - 15.5%

Fidelity Cash Central Fund, 4.73% (b)	112,687,055	112,687,055
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	157,824,800	157,824,800
TOTAL MONEY MARKET FUNDS (Cost $270,511,855)		270,511,855
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $1,493,752,937)		1,927,162,997
NET OTHER ASSETS - (10.7)%		(185,812,414)
NET ASSETS - 100%		$ 1,741,350,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,579,186 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $491,746 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,416,765
Fidelity Securities Lending Cash Central Fund	217,730
Total	$ 3,634,495
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 67,954,193
Central Asia Gold Ltd.	5,874,969	-	6,765,535	-	-
Coral Gold Resources Ltd.	2,034,618	-	-	-	1,189,973
IAMGOLD Corp.	83,536,403	37,756,426	52,681,280	-	-
Meridian Gold, Inc.	141,535,462	11,114,622	175,519,189	-	-
Minefinders Corp. Ltd.	33,742,038	-	22,728,120	-	-
Orezone Resources, Inc. Class A	18,041,127	-	2,037,688	-	-
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	8,506,430
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 269,436,429	$ -	$ 77,650,596
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,494,103,500. Net unrealized appreciation aggregated $433,059,497, of which $471,036,988 related to appreciated investment securities and $37,977,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.100

AGLD-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 8.9%
METALS & MINING - 8.9%
Aluminum - 0.3%
Alumina Ltd.	965,508	$ 5,518,143
Gold - 8.6%
Newcrest Mining Ltd.	4,726,611	140,956,503
Pan Australian Resources Ltd.	2,822,000	2,505,278
Sino Gold Mining Ltd. (a)(d)	1,038,000	6,418,421
		149,880,202
TOTAL METALS & MINING		155,398,345
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	335,000	12,188,680
Brazil - 0.1%
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Companhia Vale do Rio Doce sponsored ADR	51,200	1,770,496
Canada - 47.8%
METALS & MINING - 47.6%
Diversified Metals & Mining - 1.7%
Anatolia Minerals Development Ltd. (a)	29,000	129,069
First Quantum Minerals Ltd.	101,600	9,653,448
FNX Mining Co., Inc. (a)	154,000	5,153,613
Ivanhoe Mines Ltd. (a)	462,500	5,153,023
Lundin Mining Corp. (a)	475,100	4,651,927
Nautilus Minerals, Inc. (a)	44,000	178,227
Thompson Creek Metals Co., Inc.	247,000	4,933,330
		29,852,637
Gold - 41.8%
Agnico-Eagle Mines Ltd.	1,226,900	58,887,764
Alamos Gold, Inc. (a)	3,249,000	16,409,911
Arizona Star Resource Corp. (a)(e)	3,800,000	67,954,193
Aurelian Resources, Inc. (a)	483,500	3,650,973
Aurizon Mines Ltd. (a)	522,000	1,848,157
Barrick Gold Corp. (d)	3,424,600	138,100,587
Bema Gold Corp. warrants 9/7/11 (a)	600,000	1,560,234
Centerra Gold, Inc. (a)	297,000	3,009,061
Coral Gold Resources Ltd. (a)(e)	2,016,600	1,189,973
Crystallex International Corp. (a)	943,000	2,169,225
Eldorado Gold Corp. (a)	3,500,000	20,443,066
Goldcorp, Inc.	4,250,000	137,338,101
Golden Star Resources Ltd. (a)	2,496,969	7,541,978
Great Basin Gold Ltd. (a)	802,900	2,272,548
High River Gold Mines Ltd. (a)	548,900	1,366,966

	Shares	Value
High River Gold Mines Ltd. (a)(f)	1,300,000	$ 3,237,486
High River Gold Mines Ltd.:
warrants 1/27/08 (a)	332,500	71,901
warrants 11/8/10 (a)(f)	650,000	292,544
IAMGOLD Corp.	7,762,100	66,841,707
Kinross Gold Corp. (a)	5,324,800	91,706,812
Northgate Exploration Ltd. (a)	379,000	1,175,076
Novagold Resources, Inc. (a)	800,000	7,777,167
Orezone Resources, Inc. Class A (a)	8,870,700	10,025,395
Peak Gold Ltd. (a)(f)	5,857,000	2,636,045
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	439,341
Red Back Mining, Inc. (a)	896,200	5,700,687
Red Back Mining, Inc. (a)(f)	1,033,000	6,570,866
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	8,506,430
Yamana Gold, Inc.	4,598,100	59,554,328
		728,278,522
Precious Metals & Minerals - 4.1%
B2Gold Corp.	702,500	1,761,181
Etruscan Resources, Inc. (a)	657,000	1,439,046
Etruscan Resources, Inc. (a)	1,549,400	3,393,695
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	402,904
Harry Winston Diamond Corp.	471,990	17,466,250
Minefinders Corp. Ltd. (a)	1,100,000	12,816,923
Pan American Silver Corp. (a)	500,000	15,900,000
Rockwell Diamonds, Inc. (a)	319,000	197,810
Shore Gold, Inc. (a)	2,860,000	13,558,434
Silver Standard Resources, Inc. (a)	111,000	4,023,751
Silvercorp Metals, Inc.	60,000	479,472
SouthernEra Diamonds, Inc. Class A (a)	6,500	1,950
		71,441,416
TOTAL METALS & MINING		829,572,575
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Exploration & Production - 0.2%
Franco-Nevada Corp. (h)	166,900	2,537,261
TOTAL CANADA		832,109,836
China - 2.1%
METALS & MINING - 2.1%
Gold - 2.1%
Zijin Mining Group Co. Ltd. (H Shares)	25,206,000	36,582,280
Luxembourg - 0.6%
METALS & MINING - 0.6%
Steel - 0.6%
ArcelorMittal SA (NY Reg.) Class A	148,200	10,940,124
Papua New Guinea - 6.7%
METALS & MINING - 6.7%
Gold - 6.7%
Lihir Gold Ltd. (a)	33,473,184	115,612,980
Common Stocks - continued
	Shares	Value
Peru - 1.3%
METALS & MINING - 1.3%
Precious Metals & Minerals - 1.3%
Compania de Minas Buenaventura SA	350,000	$ 19,540,805
Compania de Minas Buenaventura SA sponsored ADR	50,000	2,791,500
		22,332,305
Russia - 0.2%
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	10,000	2,860,000
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) unit (a)	39,000	275,730
TOTAL METALS & MINING		3,135,730
South Africa - 13.1%
METALS & MINING - 13.1%
Diversified Metals & Mining - 0.3%
African Rainbow Minerals Ltd.	234,859	5,168,278
Gold - 10.0%
Anglogold Ashanti Ltd. sponsored ADR	1,038,000	50,623,260
Gold Fields Ltd.	175,000	2,878,750
Gold Fields Ltd. sponsored ADR	5,498,000	90,442,100
Harmony Gold Mining Co. Ltd. (a)	1,549,000	16,171,560
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	1,375,000	14,355,000
		174,470,670
Precious Metals & Minerals - 2.8%
Anglo Platinum Ltd.	59,058	8,426,939
Impala Platinum Holdings Ltd.	1,155,712	40,226,590
		48,653,529
TOTAL METALS & MINING		228,292,477
United Kingdom - 4.6%
METALS & MINING - 4.6%
Diversified Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	174,000	11,753,181
BHP Billiton PLC	220,000	7,267,368
		19,020,549
Gold - 2.9%
Randgold Resources Ltd. sponsored ADR	1,435,874	50,514,047
Precious Metals & Minerals - 0.6%
Hochschild Mining PLC	510,933	4,621,205
Lonmin PLC	76,000	5,075,770
		9,696,975
TOTAL METALS & MINING		79,231,571

	Shares	Value
United States of America - 9.1%
METALS & MINING - 8.4%
Aluminum - 0.3%
Alcoa, Inc.	144,000	$ 5,237,280
Diversified Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	59,000	5,836,870
Titanium Metals Corp.	500	14,835
		5,851,705
Gold - 7.8%
Newmont Mining Corp.	2,359,000	117,218,710
Royal Gold, Inc. (d)	610,768	17,541,257
US Gold Corp. (a)	318,400	1,092,112
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	491,746
		136,343,825
TOTAL METALS & MINING		147,432,810
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
CONSOL Energy, Inc.	102,500	6,076,200
Peabody Energy Corp.	99,700	5,547,308
		11,623,508
TOTAL COMMON STOCKS (Cost $1,223,241,082)		1,656,651,142
Money Market Funds - 15.5%

Fidelity Cash Central Fund, 4.73% (b)	112,687,055	112,687,055
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	157,824,800	157,824,800
TOTAL MONEY MARKET FUNDS (Cost $270,511,855)		270,511,855
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $1,493,752,937)		1,927,162,997
NET OTHER ASSETS - (10.7)%		(185,812,414)
NET ASSETS - 100%		$ 1,741,350,583
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,579,186 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $491,746 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,416,765
Fidelity Securities Lending Cash Central Fund	217,730
Total	$ 3,634,495
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arizona Star Resource Corp.	$ 43,863,024	$ -	$ -	$ -	$ 67,954,193
Central Asia Gold Ltd.	5,874,969	-	6,765,535	-	-
Coral Gold Resources Ltd.	2,034,618	-	-	-	1,189,973
IAMGOLD Corp.	83,536,403	37,756,426	52,681,280	-	-
Meridian Gold, Inc.	141,535,462	11,114,622	175,519,189	-	-
Minefinders Corp. Ltd.	33,742,038	-	22,728,120	-	-
Orezone Resources, Inc. Class A	18,041,127	-	2,037,688	-	-
Tone Resources Ltd.	2,366,021	-	2,654,193	-	-
US Gold Canadian Acquisition Corp.	-	12,695,730	-	-	8,506,430
White Knight Resources Ltd.	6,087,418	-	7,050,424	-	-
Total	$ 337,081,080	$ 61,566,778	$ 269,436,429	$ -	$ 77,650,596
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,494,103,500. Net unrealized appreciation aggregated $433,059,497, of which $471,036,988 related to appreciated investment securities and $37,977,491 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2007

1.810696.103

HEA-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 13.8%
Biotechnology - 13.8%
3SBio, Inc. sponsored ADR	71,600	$ 1,123,404
Acadia Pharmaceuticals, Inc. (a)	156,100	1,770,174
Alexion Pharmaceuticals, Inc. (a)	55,864	4,062,430
Alnylam Pharmaceuticals, Inc. (a)	346,800	11,312,616
Amgen, Inc.	859,975	47,513,619
Amylin Pharmaceuticals, Inc. (a)	144,600	5,522,274
Arena Pharmaceuticals, Inc.	111,900	979,125
Biogen Idec, Inc. (a)	414,882	30,751,054
Celgene Corp. (a)	304,103	18,717,540
Cephalon, Inc. (a)	68,700	5,147,004
Cougar Biotechnology, Inc. (a)	25,900	802,900
CSL Ltd.	320,115	9,860,315
CytRx Corp. (a)(d)	626,180	2,091,441
deCODE genetics, Inc. (a)	553,400	2,390,688
Dyadic International, Inc. (a)	175,000	249,375
Genentech, Inc. (a)	293,400	22,371,750
Genmab AS (a)	17,200	1,032,456
Genzyme Corp. (a)	200,432	15,018,370
Gilead Sciences, Inc. (a)(d)	1,233,750	57,418,725
Grifols SA	72,153	1,668,844
GTx, Inc. (a)	123,400	1,773,258
Human Genome Sciences, Inc. (a)	162,000	1,686,420
Idera Pharmaceuticals, Inc. (a)(d)	28,800	349,920
ImClone Systems, Inc. (a)	170,400	7,683,336
Indevus Pharmaceuticals, Inc. (a)	185,100	1,386,399
Isis Pharmaceuticals, Inc. (a)	354,639	6,273,564
MannKind Corp. (a)	94,214	885,612
Memory Pharmaceuticals Corp. (a)	1,557,620	872,267
Millennium Pharmaceuticals, Inc. (a)	273,800	4,035,812
Molecular Insight Pharmaceuticals, Inc. (d)	243,600	2,141,244
Myriad Genetics, Inc. (a)	46,200	2,226,840
ONYX Pharmaceuticals, Inc. (a)	41,600	2,268,864
Orchid Cellmark, Inc. (a)	2,500	11,450
OREXIGEN Therapeutics, Inc.	45,800	603,186
OSI Pharmaceuticals, Inc. (a)	121,032	5,643,722
PDL BioPharma, Inc. (a)	268,900	4,762,219
Progenics Pharmaceuticals, Inc. (a)	129,900	2,520,060
Theravance, Inc. (a)	161,700	3,895,353
United Therapeutics Corp. (a)	11,500	1,150,920
Vanda Pharmaceuticals, Inc. (a)	109,300	982,607
Vertex Pharmaceuticals, Inc. (a)	237,457	6,029,033
Zymogenetics, Inc. (a)(d)	56,100	823,548
		297,809,738
CHEMICALS - 1.5%
Diversified Chemicals - 1.1%
Bayer AG	83,600	6,860,216
Bayer AG sponsored ADR	211,816	17,381,621
		24,241,837

	Shares	Value
Fertilizers & Agricultural Chemicals - 0.3%
Monsanto Co.	32,451	$ 3,224,656
Potash Corp. of Saskatchewan, Inc.	21,000	2,517,690
		5,742,346
Specialty Chemicals - 0.1%
Lonza Group AG	21,640	2,525,877
TOTAL CHEMICALS		32,510,060
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	178,700	2,373,136
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	396,800	3,277,568
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
A&D Pharma Holdings NV (Reg. S) unit	43,200	992,231
China Nepstar Chain Drugstore Ltd. ADR	6,400	119,232
CVS Caremark Corp.	250,386	10,037,975
		11,149,438
FOOD PRODUCTS - 0.2%
Agricultural Products - 0.1%
Bunge Ltd.	25,000	2,808,500
Packaged Foods & Meats - 0.1%
BioMar Holding AS	37,960	1,411,097
TOTAL FOOD PRODUCTS		4,219,597
HEALTH CARE EQUIPMENT & SUPPLIES - 17.8%
Health Care Equipment - 15.0%
American Medical Systems Holdings, Inc. (a)	277,800	3,797,526
ArthroCare Corp.	126,500	6,847,445
Aspect Medical Systems, Inc. (d)	727,535	10,811,170
Baxter International, Inc.	981,200	58,744,444
Beckman Coulter, Inc.	14,400	1,018,512
Becton, Dickinson & Co.	689,600	57,050,608
Boston Scientific Corp. (a)	417,900	5,278,077
C.R. Bard, Inc.	426,758	36,073,854
Covidien Ltd.	334,336	13,410,217
Electro-Optical Sciences, Inc. (a)	916,900	4,511,148
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	50,450	76,679
Gen-Probe, Inc. (a)	69,300	4,635,477
Golden Meditech Co. Ltd.	15,160,000	7,301,614
Gyrus Group PLC (a)	230,800	2,877,433
Hillenbrand Industries, Inc.	57,600	3,101,184
I-Flow Corp. (a)(d)	550,024	9,168,900
Integra LifeSciences Holdings Corp. (a)	250,294	10,374,686
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Invacare Corp.	8,700	$ 226,200
Kinetic Concepts, Inc. (a)	8,700	510,168
Medtronic, Inc.	320,000	16,272,000
Mentor Corp.	34,600	1,300,614
Meridian Bioscience, Inc.	54,800	1,690,580
Mindray Medical International Ltd. sponsored ADR	8,900	360,450
NeuroMetrix, Inc. (a)	200,159	1,673,329
Northstar Neuroscience, Inc. (a)	96,400	889,772
Orthofix International NV (a)	23,300	1,360,953
Quidel Corp. (a)	60,632	1,145,945
Respironics, Inc. (a)	194,700	9,590,922
Sirona Dental Systems, Inc. (a)	89,200	2,413,752
Smith & Nephew PLC	775,300	9,267,936
Smith & Nephew PLC sponsored ADR	126,400	7,554,928
St. Jude Medical, Inc. (a)	256,600	10,199,850
Stryker Corp.	271,800	19,740,834
Symmetry Medical, Inc. (a)	49,385	831,643
The Spectranetics Corp. (a)	195,000	2,958,150
ThermoGenesis Corp. (a)	376,000	808,400
		323,875,400
Health Care Supplies - 2.8%
Alcon, Inc.	84,511	11,758,861
Cooper Companies, Inc.	57,800	2,487,134
Inverness Medical Innovations, Inc. (a)	645,571	37,882,106
Omega Pharma SA	41,700	2,931,291
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,204,000	5,253,853
TranS1, Inc.	11,900	232,169
		60,545,414
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		384,420,814
HEALTH CARE PROVIDERS & SERVICES - 20.5%
Health Care Distributors & Services - 3.9%
Celesio AG	2,900	167,666
Henry Schein, Inc. (a)	218,426	12,919,898
McKesson Corp.	714,700	47,691,931
Patterson Companies, Inc. (a)	77,900	2,506,822
Profarma Distribuidora de Produtos Farmaceuticos SA	979,100	18,951,732
United Drug PLC (Ireland)	201,800	1,045,091
		83,283,140
Health Care Facilities - 3.0%
Acibadem Saglik Hizmetleri AS	987,660	7,010,008
Apollo Hospitals Enterprise Ltd.	360,763	4,414,143
Bangkok Dusit Medical Service PCL (For. Reg.)	781,000	784,345
Brookdale Senior Living, Inc. (d)	433,597	14,352,061

	Shares	Value
Bumrungrad Hospital PCL (For. Reg.)	3,996,300	$ 4,721,666
Emeritus Corp. (a)	420,847	10,605,344
LifePoint Hospitals, Inc. (a)	139,100	4,401,124
Raffles Medical Group Ltd.	673,000	734,351
Sun Healthcare Group, Inc. (a)	647,700	10,745,343
Universal Health Services, Inc. Class B	51,900	2,644,305
VCA Antech, Inc. (a)	92,400	3,791,172
		64,203,862
Health Care Services - 4.3%
athenahealth, Inc.	1,600	68,256
DaVita, Inc. (a)	4,600	285,016
Diagnosticos da America SA	725,000	14,033,302
Emergency Medical Services Corp. Class A (a)	100	3,076
Express Scripts, Inc. (a)	473,751	32,096,630
HAPC, Inc. (a)(e)	1,424,500	4,985,750
HAPC, Inc. warrants 4/11/11 (a)	262,700	95,886
Health Grades, Inc. (a)	1,124,047	6,103,575
Healthways, Inc. (a)	39,800	2,323,126
HMS Holdings Corp. (a)	119,500	3,710,475
LHC Group, Inc. (a)(d)	484,081	12,392,474
Matria Healthcare, Inc. (a)	14,400	327,168
Nighthawk Radiology Holdings, Inc. (a)	626,948	13,253,681
Omnicare, Inc. (d)	100,487	2,560,409
Rural/Metro Corp. (a)	394,049	1,245,195
Virtual Radiologic Corp.	13,800	331,200
		93,815,219
Managed Health Care - 9.3%
Health Net, Inc. (a)	236,000	11,464,880
Healthspring, Inc. (a)	118,700	2,243,430
Humana, Inc. (a)	550,699	42,420,344
UnitedHealth Group, Inc.	1,808,520	99,468,600
Universal American Financial Corp. (a)	1,065,511	25,401,782
WellPoint, Inc. (a)	229,400	19,317,774
		200,316,810
TOTAL HEALTH CARE PROVIDERS & SERVICES		441,619,031
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)(d)	501,448	8,870,615
Cerner Corp. (a)	120,697	7,211,646
Eclipsys Corp. (a)	389,700	9,041,040
HLTH Corp. (a)(d)	796,900	11,148,631
Vital Images, Inc. (a)	109,490	1,975,200
		38,247,132
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)(d)	161,089	6,872,057
LIFE SCIENCES TOOLS & SERVICES - 8.6%
Life Sciences Tools & Services - 8.6%
Affymetrix, Inc. (a)	164,300	3,425,655
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
AMAG Pharmaceuticals, Inc. (a)	177,542	$ 10,231,745
Applera Corp. - Applied Biosystems Group	222,400	7,597,184
Bruker BioSciences Corp. (a)	1,053,953	9,791,223
Charles River Laboratories International, Inc. (a)	37,500	2,382,375
Covance, Inc. (a)	71,400	6,235,362
Dishman Pharmaceuticals and Chemicals Ltd.	438,360	3,101,907
Divi's Laboratories Ltd.	44,240	1,818,351
Exelixis, Inc. (a)	239,621	2,091,891
Illumina, Inc. (a)	149,555	8,642,783
Invitrogen Corp. (a)	107,000	10,380,070
Luminex Corp. (d)	94,067	1,506,013
Millipore Corp. (a)	64,930	5,316,468
MonoGen, Inc. (a)	500	350
PerkinElmer, Inc.	1,245,991	33,990,634
Pharmaceutical Product Development, Inc.	119,500	5,059,630
QIAGEN NV (a)	404,200	8,516,494
Techne Corp. (a)	31,765	2,069,490
Thermo Fisher Scientific, Inc. (a)	690,900	39,823,476
Third Wave Technologies, Inc. (a)	114,700	925,629
Waters Corp. (a)	269,300	21,016,172
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	18,500	522,810
		184,445,712
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Pall Corp.	174,900	6,689,925
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Bare Escentuals, Inc.	88,300	1,858,715
Hengan International Group Co. Ltd.	587,000	2,548,257
		4,406,972
PHARMACEUTICALS - 30.7%
Pharmaceuticals - 30.7%
Abbott Laboratories	1,327,400	76,338,774
Adams Respiratory Therapeutics, Inc. (a)	55,005	2,372,916
Alembic Ltd.	1,499,338	3,365,164
Allergan, Inc.	774,480	51,921,139
Alpharma, Inc. Class A	79,200	1,663,200

	Shares	Value
Aurobindo Pharma Ltd.	246,694	$ 3,078,993
Barr Pharmaceuticals, Inc.	356,200	19,127,940
BioForm Medical, Inc.	27,169	210,831
BioMimetic Therapeutics, Inc. (a)	383,543	4,675,389
Bristol-Myers Squibb Co.	2,293,100	67,944,553
China Shineway Pharmaceutical Group Ltd.	5,759,000	4,142,128
Eczacibasi ILAC Sanayi TAS	250,000	1,119,561
Elan Corp. PLC sponsored ADR (a)	20,800	479,024
Jazz Pharmaceuticals, Inc.	186,147	2,887,140
Johnson & Johnson (d)	501,084	33,943,430
Merck & Co., Inc.	2,906,000	172,500,158
Nastech Pharmaceutical Co., Inc. (a)(d)	218,955	832,029
Nexmed, Inc. (a)	2,236,374	3,108,560
Novo Nordisk AS Series B sponsored ADR	18,300	2,332,152
Perrigo Co.	72,100	2,227,890
Pfizer, Inc.	314,510	7,472,758
Schering-Plough Corp.	2,993,100	93,684,030
Shire PLC sponsored ADR	146,800	10,415,460
Sirtris Pharmaceuticals, Inc. (d)	10,500	168,945
Stada Arzneimittel AG	23,100	1,432,196
Sun Pharmaceutical Industries Ltd.	40,362	1,126,092
ULURU, Inc. (a)	77,500	267,375
Wyeth	1,642,548	80,649,107
XenoPort, Inc. (a)	264,741	13,922,729
		663,409,663
SOFTWARE - 0.2%
Application Software - 0.1%
Nuance Communications, Inc. (a)	111,900	2,258,142
Systems Software - 0.1%
Quality Systems, Inc.	43,363	1,283,111
TOTAL SOFTWARE		3,541,253
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Footwear - 0.1%
China Hongxing Sports Ltd.	4,612,000	2,914,351
WATER UTILITIES - 0.2%
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	103,800	5,137,062
TOTAL COMMON STOCKS (Cost $1,635,262,366)		2,093,043,509
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	49,886,597	$ 49,886,597
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	33,974,080	33,974,080
TOTAL MONEY MARKET FUNDS (Cost $83,860,677)		83,860,677
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,719,123,043)	2,176,904,186
NET OTHER ASSETS - (0.9)%	(19,233,301)
NET ASSETS - 100%	$ 2,157,670,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,679 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,299,347
Fidelity Securities Lending Cash Central Fund	532,431
Total	$ 1,831,778
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HAPC, Inc.	$ -	$ 4,668,136	$ -	$ -	$ 4,985,750
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,720,588,918. Net unrealized appreciation aggregated $456,315,268, of which $505,112,734 related to appreciated investment securities and $48,797,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

November 30, 2007

1.810686.103

SAV-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CAPITAL MARKETS - 3.0%
Asset Management & Custody Banks - 3.0%
EFG International	31,690	$ 1,288,473
State Street Corp.	39,752	3,175,787
		4,464,260
COMMERCIAL BANKS - 11.2%
Diversified Banks - 7.2%
HDFC Bank Ltd. sponsored ADR	13,900	1,869,411
ICICI Bank Ltd. sponsored ADR	24,400	1,476,444
Wells Fargo & Co.	228,400	7,407,012
		10,752,867
Regional Banks - 4.0%
Center Financial Corp., California	16,788	206,492
Colonial Bancgroup, Inc.	12,300	195,816
EuroBancshares, Inc. (a)	31,908	139,757
National City Corp.	398	7,864
PNC Financial Services Group, Inc.	15,500	1,134,755
Prosperity Bancshares, Inc.	27,700	890,278
Sterling Financial Corp., Washington	93,000	1,667,490
Webster Financial Corp.	48,300	1,627,227
		5,869,679
TOTAL COMMERCIAL BANKS		16,622,546
CONSUMER FINANCE - 3.3%
Consumer Finance - 3.3%
American Express Co.	30,000	1,769,400
Capital One Financial Corp. (d)	59,902	3,193,376
		4,962,776
DIVERSIFIED FINANCIAL SERVICES - 3.8%
Other Diversifed Financial Services - 3.8%
Bank of America Corp.	54,500	2,514,085
Citigroup, Inc.	45,300	1,508,490
JPMorgan Chase & Co.	34,400	1,569,328
		5,591,903
INSURANCE - 1.2%
Property & Casualty Insurance - 1.2%
AMBAC Financial Group, Inc.	7,500	204,225
Argo Group International Holdings, Ltd. (a)	39,940	1,578,029
		1,782,254

	Shares	Value
Reinsurance - 0.0%
RenaissanceRe Holdings Ltd.	1,003	$ 59,287
TOTAL INSURANCE		1,841,541
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Move, Inc. (a)	95,590	224,637
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Fidelity National Information Services, Inc.	20,632	891,715
REAL ESTATE INVESTMENT TRUSTS - 8.5%
Mortgage REITs - 8.5%
Annaly Capital Management, Inc.	581,200	10,002,452
Chimera Investment Corp.	172,700	2,678,577
		12,681,029
THRIFTS & MORTGAGE FINANCE - 64.9%
Thrifts & Mortgage Finance - 64.9%
Astoria Financial Corp.	140,000	3,505,600
Bank Mutual Corp.	163,900	1,658,668
BankUnited Financial Corp. Class A (d)	97,400	777,252
Beverly Hills Bancorp, Inc.	50,000	271,000
Brookline Bancorp, Inc., Delaware	62,300	638,575
Countrywide Financial Corp. (d)	757,800	8,199,396
Dime Community Bancshares, Inc.	30,500	413,885
Downey Financial Corp.	9,400	391,134
Fannie Mae (d)	487,200	18,718,224
First Niagara Financial Group, Inc.	108,100	1,343,683
FirstFed Financial Corp. (a)(d)	66,700	2,335,834
Flagstar Bancorp, Inc. (d)	70,900	446,670
Freddie Mac (d)	233,000	8,171,310
Hudson City Bancorp, Inc.	720,300	10,962,966
IndyMac Bancorp, Inc. (d)	146,300	1,397,165
MGIC Investment Corp. (d)	115,600	2,718,912
New York Community Bancorp, Inc. (d)	428,637	7,976,935
NewAlliance Bancshares, Inc.	124,700	1,608,630
NexCen Brands, Inc. (a)	65,400	294,300
People's United Financial, Inc.	293,580	4,982,053
PFF Bancorp, Inc.	22,800	214,320
Provident Financial Services, Inc.	62,500	928,750
Radian Group, Inc. (d)	72,700	824,418
Sovereign Bancorp, Inc. (d)	262,943	3,094,839
The PMI Group, Inc.	96,057	1,270,834
Triad Guaranty, Inc. (a)(d)	21,600	185,976
Trustco Bank Corp., New York (d)	76,800	816,384
Washington Federal, Inc.	174,012	4,084,062
Washington Mutual, Inc. (d)	384,500	7,497,750
Westfield Financial, Inc.	58,500	565,110
		96,294,635
TOTAL COMMON STOCKS (Cost $177,550,913)		143,575,042
Money Market Funds - 30.2%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	4,794,594	$ 4,794,594
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	40,121,481	40,121,481
TOTAL MONEY MARKET FUNDS (Cost $44,916,075)		44,916,075
TOTAL INVESTMENT PORTFOLIO - 126.9% (Cost $222,466,988)	188,491,117
NET OTHER ASSETS - (26.9)%	(39,995,873)
NET ASSETS - 100%	$ 148,495,244
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,016
Fidelity Securities Lending Cash Central Fund	224,924
Total	$ 317,940
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $224,984,942. Net unrealized depreciation aggregated $36,493,825, of which $21,041,347 related to appreciated investment securities and $57,535,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2007

1.810687.103

INE-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 22.9%
Aerospace & Defense - 22.9%
General Dynamics Corp.	52,000	$ 4,616,560
Honeywell International, Inc.	156,200	8,844,044
Lockheed Martin Corp.	57,000	6,308,190
Precision Castparts Corp.	27,500	4,051,850
Raytheon Co.	73,100	4,521,235
Spirit AeroSystems Holdings, Inc. Class A	12,500	436,875
United Technologies Corp.	184,300	13,780,111
		42,558,865
AUTO COMPONENTS - 2.2%
Auto Parts & Equipment - 2.2%
Johnson Controls, Inc.	85,800	3,313,596
WABCO Holdings, Inc.	14,266	669,931
		3,983,527
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Trane, Inc.	44,600	1,637,266
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Diversified Commercial & Professional Services - 1.1%
The Brink's Co.	33,100	2,117,738
Environmental & Facility Services - 0.6%
Allied Waste Industries, Inc.	94,300	1,075,963
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,193,701
CONSTRUCTION & ENGINEERING - 4.9%
Construction & Engineering - 4.9%
Fluor Corp. (d)	17,602	2,590,486
Foster Wheeler Ltd. (a)	9,200	1,370,800
Jacobs Engineering Group, Inc. (a)	25,500	2,136,135
KBR, Inc.	18,900	752,598
Quanta Services, Inc. (a)	14,800	405,224
Shaw Group, Inc. (a)	22,700	1,439,634
URS Corp. (a)	6,600	379,434
		9,074,311
ELECTRICAL EQUIPMENT - 9.7%
Electrical Components & Equipment - 6.9%
AMETEK, Inc.	13,450	591,800
Cooper Industries Ltd. Class A	55,500	2,787,210
Emerson Electric Co.	114,200	6,511,684
First Solar, Inc.	9,800	2,324,070
Sunpower Corp. Class A (a)	4,600	572,424
		12,787,188
Heavy Electrical Equipment - 2.8%
ABB Ltd. sponsored ADR	120,000	3,525,600

	Shares	Value
Alstom SA	4,900	$ 1,097,992
Vestas Wind Systems AS (a)	6,400	607,641
		5,231,233
TOTAL ELECTRICAL EQUIPMENT		18,018,421
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	11,700	907,335
INDUSTRIAL CONGLOMERATES - 23.4%
Industrial Conglomerates - 23.4%
3M Co.	34,700	2,889,122
General Electric Co. (d)	817,650	31,307,819
McDermott International, Inc. (a)	42,600	2,227,980
Siemens AG sponsored ADR	25,000	3,794,250
Textron, Inc.	46,100	3,183,205
		43,402,376
MACHINERY - 31.0%
Construction & Farm Machinery & Heavy Trucks - 8.5%
Bucyrus International, Inc. Class A (d)	46,300	4,060,973
Cummins, Inc.	36,000	4,208,400
Joy Global, Inc.	13,100	759,800
Manitowoc Co., Inc.	12,000	526,200
Navistar International Corp.	22,500	1,168,875
Oshkosh Truck Co. (d)	52,800	2,539,152
Terex Corp. (a)	39,600	2,552,220
		15,815,620
Industrial Machinery - 22.5%
Danaher Corp.	56,700	4,922,694
Eaton Corp.	70,500	6,296,355
Flowserve Corp.	28,800	2,709,792
Harsco Corp.	26,300	1,579,841
Illinois Tool Works, Inc.	121,600	6,748,800
Ingersoll-Rand Co. Ltd. Class A	125,500	6,480,820
ITT Corp.	71,800	4,626,792
KSB AG	1,837	1,308,783
SPX Corp. (d)	39,300	3,999,168
Sulzer AG (Reg.)	2,021	3,047,738
		41,720,783
TOTAL MACHINERY		57,536,403
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Titanium Metals Corp.	17,700	525,159
ROAD & RAIL - 0.3%
Trucking - 0.3%
Old Dominion Freight Lines, Inc. (a)	23,700	533,961
TOTAL COMMON STOCKS (Cost $158,784,099)		181,371,325
Money Market Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	2,684,245	$ 2,684,245
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	32,441,025	32,441,025
TOTAL MONEY MARKET FUNDS (Cost $35,125,270)		35,125,270
TOTAL INVESTMENT PORTFOLIO - 116.7% (Cost $193,909,369)		216,496,595
NET OTHER ASSETS - (16.7)%		(30,970,316)
NET ASSETS - 100%		$ 185,526,279
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,084
Fidelity Securities Lending Cash Central Fund	16,502
Total	$ 99,586
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $194,763,366. Net unrealized appreciation aggregated $21,733,229, of which $25,589,493 related to appreciated investment securities and $3,856,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2007

1.810678.103

CYC-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 18.0%
Aerospace & Defense - 18.0%
General Dynamics Corp.	29,700	$ 2,636,766
Honeywell International, Inc.	97,600	5,526,112
Lockheed Martin Corp.	37,500	4,150,125
Raytheon Co.	39,300	2,430,705
Spirit AeroSystems Holdings, Inc. Class A	26,800	936,660
United Technologies Corp.	95,601	7,148,087
		22,828,455
AIR FREIGHT & LOGISTICS - 1.9%
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc. (d)	17,700	912,435
FedEx Corp.	15,700	1,545,979
		2,458,414
AIRLINES - 2.4%
Airlines - 2.4%
AMR Corp. (a)	27,500	582,450
Delta Air Lines, Inc. (a)	36,878	728,709
UAL Corp. (a)	22,300	912,962
US Airways Group, Inc. (a)	38,700	803,799
		3,027,920
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	47,600	1,838,312
WABCO Holdings, Inc.	13,800	648,048
		2,486,360
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
DaimlerChrysler AG	9,300	945,531
Fiat SpA	37,800	1,036,700
		1,982,231
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
Lennox International, Inc.	26,400	893,376
Masco Corp.	66,010	1,478,624
		2,372,000
CHEMICALS - 3.8%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	14,300	208,208
Industrial Gases - 1.0%
Airgas, Inc.	25,800	1,276,584
Specialty Chemicals - 2.6%
Albemarle Corp.	27,250	1,202,815
Ecolab, Inc.	19,000	910,100
Nalco Holding Co.	50,700	1,214,772
		3,327,687
TOTAL CHEMICALS		4,812,479

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 9.2%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	20,800	$ 762,528
Diversified Commercial & Professional Services - 3.3%
Corrections Corp. of America (a)	22,600	689,526
Equifax, Inc.	20,500	763,215
The Brink's Co.	41,864	2,678,459
		4,131,200
Environmental & Facility Services - 4.9%
Allied Waste Industries, Inc. (a)	191,500	2,185,015
Fuel Tech, Inc. (a)(d)	44,696	1,091,029
Waste Connections, Inc. (a)	28,800	916,704
Waste Management, Inc.	57,600	1,976,832
		6,169,580
Human Resource & Employment Services - 0.4%
Manpower, Inc.	9,000	549,900
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,613,208
CONSTRUCTION & ENGINEERING - 4.5%
Construction & Engineering - 4.5%
Chicago Bridge & Iron Co. NV (NY Shares)	25,500	1,355,325
Fluor Corp.	5,800	853,586
Great Lakes Dredge & Dock Corp.	5,600	49,896
Jacobs Engineering Group, Inc. (a)	7,900	661,783
Quanta Services, Inc. (a)	34,294	938,970
Shaw Group, Inc. (a)	29,100	1,845,522
		5,705,082
ELECTRICAL EQUIPMENT - 10.0%
Electrical Components & Equipment - 7.0%
AMETEK, Inc.	14,050	618,200
Cooper Industries Ltd. Class A	35,600	1,787,832
Emerson Electric Co.	51,700	2,947,934
First Solar, Inc.	4,200	996,030
General Cable Corp. (a)(d)	15,400	1,145,452
Nexans SA	4,200	562,212
SolarWorld AG	4,500	271,297
Sunpower Corp. Class A (a)	4,800	597,312
		8,926,269
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	43,800	1,286,844
Alstom SA	4,700	1,053,176
Vestas Wind Systems AS (a)	15,200	1,443,147
		3,783,167
TOTAL ELECTRICAL EQUIPMENT		12,709,436
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Itron, Inc. (a)(d)	11,000	853,050
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
FMC Technologies, Inc. (a)	5,400	$ 300,132
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	10,900	462,051
INDUSTRIAL CONGLOMERATES - 13.7%
Industrial Conglomerates - 13.7%
3M Co.	7,700	641,102
General Electric Co.	314,701	12,049,902
Orkla ASA (A Shares)	18,100	327,106
Siemens AG sponsored ADR (d)	18,400	2,792,568
Tyco International Ltd.	39,936	1,602,632
		17,413,310
MACHINERY - 21.2%
Construction & Farm Machinery & Heavy Trucks - 6.8%
Bucyrus International, Inc. Class A	17,234	1,511,594
Cummins, Inc.	18,400	2,150,960
Navistar International Corp. (a)	15,900	826,005
Oshkosh Truck Co. (d)	29,000	1,394,610
PACCAR, Inc.	26,300	1,331,043
Terex Corp. (a)	22,600	1,456,570
		8,670,782
Industrial Machinery - 14.4%
Danaher Corp.	43,300	3,759,306
Donaldson Co., Inc.	12,600	589,428
Eaton Corp.	20,400	1,821,924
Flowserve Corp.	15,600	1,467,804
Illinois Tool Works, Inc.	43,300	2,403,150
Ingersoll-Rand Co. Ltd. Class A	32,200	1,662,808
ITT Corp.	22,500	1,449,900
Pall Corp.	22,100	845,325
SPX Corp.	18,398	1,872,180
Sulzer AG (Reg.)	1,538	2,319,357
		18,191,182
TOTAL MACHINERY		26,861,964
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Titanium Metals Corp.	35,530	1,054,175
ROAD & RAIL - 6.0%
Railroads - 2.2%
Union Pacific Corp.	21,800	2,749,852
Trucking - 3.8%
Hertz Global Holdings, Inc.	53,500	1,021,850

	Shares	Value
Knight Transportation, Inc. (d)	36,200	$ 550,240
Landstar System, Inc.	22,218	883,832
Old Dominion Freight Lines, Inc. (a)	35,257	794,340
Ryder System, Inc.	36,000	1,560,960
		4,811,222
TOTAL ROAD & RAIL		7,561,074
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	45,374	715,094
TOTAL COMMON STOCKS (Cost $113,752,313)		125,216,435
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $19,365)	$ 670,000	43,550
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	481,499	481,499
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	6,186,350	6,186,350
TOTAL MONEY MARKET FUNDS (Cost $6,667,849)		6,667,849
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $120,439,527)	131,927,834
NET OTHER ASSETS - (4.1)%	(5,210,186)
NET ASSETS - 100%	$ 126,717,648
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,603
Fidelity Securities Lending Cash Central Fund	11,531
Total	$ 75,134
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $120,727,130. Net unrealized appreciation aggregated $11,200,704, of which $16,484,677 related to appreciated investment securities and $5,283,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2007

1.810674.103

PRC-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
PGT, Inc. (a)	62,900	$ 347,208
CAPITAL MARKETS - 0.6%
Asset Management & Custody Banks - 0.6%
Ameriprise Financial, Inc.	13,000	762,970
T. Rowe Price Group, Inc.	7,100	436,508
		1,199,478
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Other Diversifed Financial Services - 0.0%
Maiden Holdings Ltd. (e)	9,200	73,600
INSURANCE - 98.7%
Insurance Brokers - 2.4%
Aon Corp.	100	4,997
CNinsure, Inc. ADR	400	7,040
Hilb Rogal & Hobbs Co.	15,600	666,900
National Financial Partners Corp.	25,300	1,148,620
Willis Group Holdings Ltd.	64,300	2,568,142
		4,395,699
Life & Health Insurance - 22.5%
AFLAC, Inc.	86,400	5,412,096
Lincoln National Corp.	79,630	4,902,819
MetLife, Inc. (d)	200,500	13,150,795
Principal Financial Group, Inc.	118,400	7,754,016
Protective Life Corp.	9,700	401,386
Prudential Financial, Inc.	91,300	8,594,982
Sony Financial Holdings, Inc.	264	997,795
		41,213,889
Multi-Line Insurance - 30.4%
American International Group, Inc. (d)	642,000	37,319,460
Assurant, Inc.	46,900	3,068,667
AXA SA sponsored ADR	14,700	600,495
Genworth Financial, Inc. Class A (non-vtg.)	60,000	1,574,400
Hartford Financial Services Group, Inc.	96,300	9,179,316
Loews Corp.	82,700	3,952,233
		55,694,571
Property & Casualty Insurance - 30.9%
21st Century Holding Co. (d)	10,600	136,952
ACE Ltd.	133,649	7,996,220
Admiral Group PLC	158,400	3,389,569
Alleghany Corp.	1,072	438,448
AMBAC Financial Group, Inc. (d)	145,350	3,957,881
American Safety Insurance Group Ltd. (a)	62,270	1,144,523
Argo Group International Holdings, Ltd. (a)	70,268	2,776,289
Aspen Insurance Holdings Ltd.	48,700	1,402,560
Axis Capital Holdings Ltd.	84,600	3,226,644

	Shares	Value
Berkshire Hathaway, Inc.:
Class A (a)	68	$ 9,526,800
Class B (a)	520	2,438,800
Catlin Group Ltd.	102,000	880,095
First Mercury Financial Corp.	44,500	944,290
Infinity Property & Casualty Corp.	7,700	300,993
MBIA, Inc. (d)	77,700	2,836,827
Navigators Group, Inc. (a)	24,900	1,461,630
Samsung Fire & Marine Insurance Co. Ltd.	5,620	1,397,145
Security Capital Assurance Ltd.	33,500	237,180
Specialty Underwriters' Alliance, Inc. (a)	59,600	357,600
The Chubb Corp.	136,758	7,460,149
United America Indemnity Ltd. Class A (a)	92,591	1,833,302
W.R. Berkley Corp.	82,501	2,522,881
		56,666,778
Reinsurance - 12.5%
Endurance Specialty Holdings Ltd.	71,100	2,871,729
Everest Re Group Ltd.	52,500	5,508,825
IPC Holdings Ltd.	75,100	2,219,956
Max Capital Group Ltd.	27,100	767,201
Montpelier Re Holdings Ltd.	140,500	2,433,460
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,900	710,449
PartnerRe Ltd.	35,300	2,914,721
Platinum Underwriters Holdings Ltd.	97,525	3,542,108
RenaissanceRe Holdings Ltd.	31,195	1,843,936
		22,812,385
TOTAL INSURANCE		180,783,322
TOTAL COMMON STOCKS (Cost $148,520,763)		182,403,608
Money Market Funds - 27.1%

Fidelity Cash Central Fund, 4.73% (b)	555,265	555,265
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	49,066,350	49,066,350
TOTAL MONEY MARKET FUNDS (Cost $49,621,615)		49,621,615
TOTAL INVESTMENT PORTFOLIO - 126.6% (Cost $198,142,378)	232,025,223
NET OTHER ASSETS - (26.6)%	(48,787,385)
NET ASSETS - 100%	$ 183,237,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,600 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,187
Fidelity Securities Lending Cash Central Fund	44,102
Total	$ 92,289
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $198,893,138. Net unrealized appreciation aggregated $33,132,085, of which $44,341,613 related to appreciated investment securities and $11,209,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2007

1.810669.103

BSO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.2%
IHS, Inc. Class A (a)	7,500	$ 526,050
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Nice Systems Ltd. sponsored ADR (a)	13,400	436,572
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 1.0%
NCR Corp. (a)	18,600	445,284
Computer Storage & Peripherals - 1.6%
Hypercom Corp. (a)	95,500	510,925
USA Technologies, Inc. (a)(d)	34,600	197,912
		708,837
TOTAL COMPUTERS & PERIPHERALS		1,154,121
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
MSCI, Inc. Class A	100	2,765
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Cerner Corp. (a)	4,100	244,975
INTERNET SOFTWARE & SERVICES - 3.0%
Internet Software & Services - 3.0%
DealerTrack Holdings, Inc. (a)	8,400	357,336
Online Resources Corp. (a)	105,400	990,760
		1,348,096
IT SERVICES - 82.4%
Data Processing & Outsourced Services - 59.7%
Affiliated Computer Services, Inc. Class A (a)	28,300	1,187,468
Automatic Data Processing, Inc.	43,600	1,964,616
CyberSource Corp. (a)(d)	110,101	1,608,576
DST Systems, Inc. (a)	700	59,325
Electronic Clearing House, Inc. (a)	38,725	387,637
Electronic Data Systems Corp.	19,200	388,992
Fidelity National Information Services, Inc.	39,000	1,685,580
Fiserv, Inc. (a)	74,600	3,829,218
Heartland Payment Systems, Inc.	5,300	171,084
Iron Mountain, Inc. (a)(d)	41,350	1,508,448
Mastercard, Inc. Class A	12,800	2,568,320
MoneyGram International, Inc. (d)	65,900	1,017,496
Paychex, Inc. (d)	84,787	3,306,693
The Western Union Co.	226,800	5,125,680
TNS, Inc.	27,800	437,016
WNS Holdings Ltd. ADR (a)	29,500	563,155
Wright Express Corp. (a)	24,300	922,185
		26,731,489

	Shares	Value
IT Consulting & Other Services - 22.7%
Accenture Ltd. Class A	154,100	$ 5,325,695
BearingPoint, Inc. (a)	66,700	243,455
Cognizant Technology Solutions Corp. Class A (a)	66,416	2,065,538
Perot Systems Corp. Class A (a)	34,200	449,730
Sapient Corp. (a)	147,000	1,064,280
Satyam Computer Services Ltd. sponsored ADR	16,200	423,792
Unisys Corp. (a)	120,600	598,176
		10,170,666
TOTAL IT SERVICES		36,902,155
SOFTWARE - 8.6%
Application Software - 7.3%
EPIQ Systems, Inc. (a)	72,500	1,262,950
Fair Isaac Corp.	28,100	1,038,576
Longtop Financial Technologies Ltd. ADR	9,800	245,588
Nuance Communications, Inc. (a)(d)	23,300	470,194
Ultimate Software Group, Inc. (a)	7,300	238,491
		3,255,799
Systems Software - 1.3%
CommVault Systems, Inc. (a)	18,400	409,768
VMware, Inc. Class A	2,000	182,740
		592,508
TOTAL SOFTWARE		3,848,307
TOTAL COMMON STOCKS (Cost $43,727,656)		44,463,041
Money Market Funds - 12.2%

Fidelity Cash Central Fund, 4.73% (b)	423,493	423,493
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	5,049,183	5,049,183
TOTAL MONEY MARKET FUNDS (Cost $5,472,676)		5,472,676
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $49,200,332)		49,935,717
NET OTHER ASSETS - (11.5)%		(5,151,869)
NET ASSETS - 100%		$ 44,783,848
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,901
Fidelity Securities Lending Cash Central Fund	20,877
Total	$ 85,778
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $49,576,632. Net unrealized appreciation aggregated $359,085, of which $4,089,618 related to appreciated investment securities and $3,730,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2007

1.810675.103

LEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
Ecolab, Inc.	59,200	$ 2,835,680
DIVERSIFIED CONSUMER SERVICES - 13.8%
Education Services - 10.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	158,300	12,113,116
Capella Education Co.	13,300	936,586
Career Education Corp. (a)	139,600	4,010,708
Corinthian Colleges, Inc. (a)	88,100	1,538,226
DeVry, Inc.	27,800	1,528,444
ITT Educational Services, Inc. (a)(d)	36,300	4,106,982
Strayer Education, Inc.	9,600	1,736,256
		25,970,318
Specialized Consumer Services - 3.3%
H&R Block, Inc.	181,800	3,577,824
Regis Corp.	23,200	681,848
Sotheby's Class A (ltd. vtg.)	40,100	1,501,745
Weight Watchers International, Inc.	50,200	2,397,050
		8,158,467
TOTAL DIVERSIFIED CONSUMER SERVICES		34,128,785
FOOD & STAPLES RETAILING - 0.9%
Food Distributors - 0.9%
Sysco Corp.	72,900	2,369,979
HOTELS, RESTAURANTS & LEISURE - 76.4%
Casinos & Gaming - 18.6%
Bally Technologies, Inc. (a)	33,900	1,413,630
Boyd Gaming Corp.	89,900	3,480,928
Harrah's Entertainment, Inc.	98,400	8,666,088
International Game Technology	297,800	13,001,948
Las Vegas Sands Corp. (a)(d)	72,400	8,210,160
MGM Mirage, Inc. (a)	47,000	4,065,500
Penn National Gaming, Inc. (a)	52,300	3,114,465
Pinnacle Entertainment, Inc. (a)	46,700	1,281,915
Shuffle Master, Inc. (a)(d)	25,200	336,924
WMS Industries, Inc. (a)	78,300	2,615,220
		46,186,778
Hotels, Resorts & Cruise Lines - 18.0%
Accor SA	57,300	4,849,394
Carnival Corp. unit	284,900	12,854,688
Gaylord Entertainment Co. (a)	23,400	984,204
Home Inns & Hotels Management, Inc. ADR (d)	20,100	807,618

	Shares	Value
Marriott International, Inc. Class A (d)	72,200	$ 2,707,500
Morgans Hotel Group Co. (a)	3,600	66,564
Royal Caribbean Cruises Ltd.	184,100	7,467,096
Starwood Hotels & Resorts Worldwide, Inc.	264,300	14,187,624
Wyndham Worldwide Corp.	19,300	562,981
		44,487,669
Leisure Facilities - 2.8%
Life Time Fitness, Inc. (a)(d)	48,300	2,623,656
Speedway Motorsports, Inc.	30,300	1,022,625
Vail Resorts, Inc. (a)(d)	59,400	3,297,294
		6,943,575
Restaurants - 37.0%
Burger King Holdings, Inc.	239,300	6,293,590
California Pizza Kitchen, Inc. (a)	19,800	315,018
Darden Restaurants, Inc. (d)	143,100	5,693,949
IHOP Corp.	10,300	522,622
McCormick & Schmick's Seafood Restaurants (a)	8	117
McDonald's Corp.	905,000	52,915,350
Panera Bread Co. Class A (a)	9,600	384,672
Sonic Corp. (a)	48,500	1,183,400
Starbucks Corp. (a)(d)	244,200	5,711,838
Tim Hortons, Inc.	14,400	553,392
Wendy's International, Inc.	64,200	1,799,526
Yum! Brands, Inc.	439,900	16,342,285
		91,715,759
TOTAL HOTELS, RESTAURANTS & LEISURE		189,333,781
LEISURE EQUIPMENT & PRODUCTS - 4.3%
Leisure Products - 4.3%
Brunswick Corp.	81,700	1,665,863
MarineMax, Inc. (a)(d)	110,800	1,811,580
Mattel, Inc.	116,900	2,335,662
Polaris Industries, Inc. (d)	105,000	4,783,800
		10,596,905
MEDIA - 1.5%
Movies & Entertainment - 1.5%
Cinemark Holdings, Inc.	15,700	262,033
Regal Entertainment Group Class A	173,400	3,431,586
		3,693,619
SOFTWARE - 0.5%
Home Entertainment Software - 0.5%
Activision, Inc. (a)	55,800	1,235,970
TOTAL COMMON STOCKS (Cost $208,071,630)		244,194,719
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	1,329,861	$ 1,329,861
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	19,794,350	19,794,350
TOTAL MONEY MARKET FUNDS (Cost $21,124,211)		21,124,211
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $229,195,841)		265,318,930
NET OTHER ASSETS - (7.0)%		(17,451,201)
NET ASSETS - 100%		$ 247,867,729
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,066
Fidelity Securities Lending Cash Central Fund	99,378
Total	$ 250,444
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $229,198,534. Net unrealized appreciation aggregated $36,120,396, of which $45,970,376 related to appreciated investment securities and $9,849,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2007

1.810697.103

IND-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CHEMICALS - 57.5%
Commodity Chemicals - 5.4%
Celanese Corp. Class A	240,800	$ 9,554,944
Georgia Gulf Corp.	65,538	487,603
Lyondell Chemical Co.	142,300	6,716,560
Spartech Corp.	156,220	2,133,965
Tronox, Inc.:
Class A	250,900	2,069,925
Class B	39,643	321,108
		21,284,105
Diversified Chemicals - 18.9%
Cabot Corp.	63,900	2,199,438
Dow Chemical Co.	407,400	17,086,356
E.I. du Pont de Nemours & Co.	623,300	28,765,295
Eastman Chemical Co.	56,100	3,602,181
FMC Corp.	65,000	3,556,800
Hercules, Inc.	288,895	5,607,452
Huntsman Corp.	66,900	1,696,584
Olin Corp.	101,400	2,123,316
PPG Industries, Inc.	132,500	9,094,800
		73,732,222
Fertilizers & Agricultural Chemicals - 11.5%
Agrium, Inc.	32,500	1,865,780
Monsanto Co.	378,844	37,645,727
The Mosaic Co. (a)	74,038	5,119,728
Uralkali JSC ADR (a)(e)	4,600	111,550
		44,742,785
Industrial Gases - 8.9%
Air Products & Chemicals, Inc.	140,700	13,934,928
Airgas, Inc.	58,300	2,884,684
Praxair, Inc.	212,100	18,109,098
		34,928,710
Specialty Chemicals - 12.8%
Albemarle Corp.	92,700	4,091,778
Chemtura Corp.	227,500	1,706,250
Cytec Industries, Inc.	57,600	3,533,184
Ecolab, Inc.	171,800	8,229,220
H.B. Fuller Co.	113,188	2,862,525
Innospec, Inc.	145,662	2,557,825
Lubrizol Corp.	59,700	3,829,158
Minerals Technologies, Inc.	26,380	1,764,822
Nalco Holding Co.	158,700	3,802,452
OMNOVA Solutions, Inc. (a)	504,133	2,596,285
Rockwood Holdings, Inc. (a)	169,300	5,702,024
Rohm & Haas Co.	69,950	3,803,182
Sigma Aldrich Corp.	74,100	3,901,365

	Shares	Value
Valspar Corp.	53,900	$ 1,214,906
Zoltek Companies, Inc. (a)(d)	13,100	558,322
		50,153,298
TOTAL CHEMICALS		224,841,120
CONSTRUCTION MATERIALS - 1.8%
Construction Materials - 1.8%
Martin Marietta Materials, Inc. (d)	11,000	1,480,050
Polaris Minerals Corp. (a)	6,800	84,469
Polaris Minerals Corp. (a)(e)	151,600	1,883,154
Vulcan Materials Co.	40,200	3,569,760
		7,017,433
CONTAINERS & PACKAGING - 4.0%
Metal & Glass Containers - 1.8%
Ball Corp.	31,809	1,471,166
Crown Holdings, Inc. (a)	60,900	1,562,694
Owens-Illinois, Inc. (a)	58,200	2,612,598
Pactiv Corp. (a)	44,800	1,137,920
		6,784,378
Paper Packaging - 2.2%
Bemis Co., Inc.	44,800	1,215,424
Packaging Corp. of America	127,700	3,612,633
Smurfit-Stone Container Corp. (a)	132,700	1,461,027
Temple-Inland, Inc.	52,300	2,404,231
		8,693,315
TOTAL CONTAINERS & PACKAGING		15,477,693
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
3M Co.	71,400	5,944,764
METALS & MINING - 26.3%
Aluminum - 4.0%
Alcoa, Inc. (d)	433,300	15,759,121
Diversified Metals & Mining - 7.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	236,628	23,409,608
Rio Tinto PLC sponsored ADR	3,300	1,542,684
Titanium Metals Corp. (d)	173,600	5,150,712
		30,103,004
Gold - 2.8%
Goldcorp, Inc.	124,700	4,029,661
Newmont Mining Corp.	137,100	6,812,499
		10,842,160
Steel - 11.8%
Allegheny Technologies, Inc.	45,200	4,418,300
ArcelorMittal SA (NY Reg.) Class A	56,700	4,185,594
Carpenter Technology Corp.	74,500	5,621,025
Commercial Metals Co.	47,200	1,458,952
Nucor Corp.	191,700	11,350,557
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	119,900	$ 6,185,641
Steel Dynamics, Inc.	141,300	7,108,803
United States Steel Corp. (d)	57,800	5,647,060
		45,975,932
TOTAL METALS & MINING		102,680,217
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	32,900	1,364,568
Patriot Coal Corp. (a)	3,470	117,321
Peabody Energy Corp.	34,700	1,930,708
		3,412,597
PAPER & FOREST PRODUCTS - 4.9%
Forest Products - 2.6%
Deltic Timber Corp.	35,918	1,729,452
Weyerhaeuser Co. (d)	114,900	8,408,382
		10,137,834
Paper Products - 2.3%
Glatfelter	135,456	2,035,904
International Paper Co. (d)	160,900	5,430,375
MeadWestvaco Corp.	48,700	1,600,769
		9,067,048
TOTAL PAPER & FOREST PRODUCTS		19,204,882
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	45,500	2,088,905
TOTAL COMMON STOCKS (Cost $322,163,433)		380,667,611
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	926,667	$ 926,667
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	34,491,815	34,491,815
TOTAL MONEY MARKET FUNDS (Cost $35,418,482)		35,418,482
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $357,581,915)	416,086,093
NET OTHER ASSETS - (6.5)%	(25,414,015)
NET ASSETS - 100%	$ 390,672,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,994,704 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 677,744
Fidelity Securities Lending Cash Central Fund	91,944
Total	$ 769,688
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $358,673,563. Net unrealized appreciation aggregated $57,412,530, of which $69,833,705 related to appreciated investment securities and $12,421,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.100

AMF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CHEMICALS - 57.5%
Commodity Chemicals - 5.4%
Celanese Corp. Class A	240,800	$ 9,554,944
Georgia Gulf Corp.	65,538	487,603
Lyondell Chemical Co.	142,300	6,716,560
Spartech Corp.	156,220	2,133,965
Tronox, Inc.:
Class A	250,900	2,069,925
Class B	39,643	321,108
		21,284,105
Diversified Chemicals - 18.9%
Cabot Corp.	63,900	2,199,438
Dow Chemical Co.	407,400	17,086,356
E.I. du Pont de Nemours & Co.	623,300	28,765,295
Eastman Chemical Co.	56,100	3,602,181
FMC Corp.	65,000	3,556,800
Hercules, Inc.	288,895	5,607,452
Huntsman Corp.	66,900	1,696,584
Olin Corp.	101,400	2,123,316
PPG Industries, Inc.	132,500	9,094,800
		73,732,222
Fertilizers & Agricultural Chemicals - 11.5%
Agrium, Inc.	32,500	1,865,780
Monsanto Co.	378,844	37,645,727
The Mosaic Co. (a)	74,038	5,119,728
Uralkali JSC ADR (a)(e)	4,600	111,550
		44,742,785
Industrial Gases - 8.9%
Air Products & Chemicals, Inc.	140,700	13,934,928
Airgas, Inc.	58,300	2,884,684
Praxair, Inc.	212,100	18,109,098
		34,928,710
Specialty Chemicals - 12.8%
Albemarle Corp.	92,700	4,091,778
Chemtura Corp.	227,500	1,706,250
Cytec Industries, Inc.	57,600	3,533,184
Ecolab, Inc.	171,800	8,229,220
H.B. Fuller Co.	113,188	2,862,525
Innospec, Inc.	145,662	2,557,825
Lubrizol Corp.	59,700	3,829,158
Minerals Technologies, Inc.	26,380	1,764,822
Nalco Holding Co.	158,700	3,802,452
OMNOVA Solutions, Inc. (a)	504,133	2,596,285
Rockwood Holdings, Inc. (a)	169,300	5,702,024
Rohm & Haas Co.	69,950	3,803,182
Sigma Aldrich Corp.	74,100	3,901,365

	Shares	Value
Valspar Corp.	53,900	$ 1,214,906
Zoltek Companies, Inc. (a)(d)	13,100	558,322
		50,153,298
TOTAL CHEMICALS		224,841,120
CONSTRUCTION MATERIALS - 1.8%
Construction Materials - 1.8%
Martin Marietta Materials, Inc. (d)	11,000	1,480,050
Polaris Minerals Corp. (a)	6,800	84,469
Polaris Minerals Corp. (a)(e)	151,600	1,883,154
Vulcan Materials Co.	40,200	3,569,760
		7,017,433
CONTAINERS & PACKAGING - 4.0%
Metal & Glass Containers - 1.8%
Ball Corp.	31,809	1,471,166
Crown Holdings, Inc. (a)	60,900	1,562,694
Owens-Illinois, Inc. (a)	58,200	2,612,598
Pactiv Corp. (a)	44,800	1,137,920
		6,784,378
Paper Packaging - 2.2%
Bemis Co., Inc.	44,800	1,215,424
Packaging Corp. of America	127,700	3,612,633
Smurfit-Stone Container Corp. (a)	132,700	1,461,027
Temple-Inland, Inc.	52,300	2,404,231
		8,693,315
TOTAL CONTAINERS & PACKAGING		15,477,693
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
3M Co.	71,400	5,944,764
METALS & MINING - 26.3%
Aluminum - 4.0%
Alcoa, Inc. (d)	433,300	15,759,121
Diversified Metals & Mining - 7.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	236,628	23,409,608
Rio Tinto PLC sponsored ADR	3,300	1,542,684
Titanium Metals Corp. (d)	173,600	5,150,712
		30,103,004
Gold - 2.8%
Goldcorp, Inc.	124,700	4,029,661
Newmont Mining Corp.	137,100	6,812,499
		10,842,160
Steel - 11.8%
Allegheny Technologies, Inc.	45,200	4,418,300
ArcelorMittal SA (NY Reg.) Class A	56,700	4,185,594
Carpenter Technology Corp.	74,500	5,621,025
Commercial Metals Co.	47,200	1,458,952
Nucor Corp.	191,700	11,350,557
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	119,900	$ 6,185,641
Steel Dynamics, Inc.	141,300	7,108,803
United States Steel Corp. (d)	57,800	5,647,060
		45,975,932
TOTAL METALS & MINING		102,680,217
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	32,900	1,364,568
Patriot Coal Corp. (a)	3,470	117,321
Peabody Energy Corp.	34,700	1,930,708
		3,412,597
PAPER & FOREST PRODUCTS - 4.9%
Forest Products - 2.6%
Deltic Timber Corp.	35,918	1,729,452
Weyerhaeuser Co. (d)	114,900	8,408,382
		10,137,834
Paper Products - 2.3%
Glatfelter	135,456	2,035,904
International Paper Co. (d)	160,900	5,430,375
MeadWestvaco Corp.	48,700	1,600,769
		9,067,048
TOTAL PAPER & FOREST PRODUCTS		19,204,882
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	45,500	2,088,905
TOTAL COMMON STOCKS (Cost $322,163,433)		380,667,611
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	926,667	$ 926,667
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	34,491,815	34,491,815
TOTAL MONEY MARKET FUNDS (Cost $35,418,482)		35,418,482
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $357,581,915)	416,086,093
NET OTHER ASSETS - (6.5)%	(25,414,015)
NET ASSETS - 100%	$ 390,672,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,994,704 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 677,744
Fidelity Securities Lending Cash Central Fund	91,944
Total	$ 769,688
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $358,673,563. Net unrealized appreciation aggregated $57,412,530, of which $69,833,705 related to appreciated investment securities and $12,421,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2007

1.810676.103

MED-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
BIOTECHNOLOGY - 0.7%
Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 955,766
Arena Pharmaceuticals, Inc. (a)	56,746	496,528
deCODE genetics, Inc. (a)	105,000	453,600
Memory Pharmaceuticals Corp. (a)	877,394	491,341
Theravance, Inc. (a)	89,800	2,163,282
		4,560,517
DIVERSIFIED CONSUMER SERVICES - 1.6%
Specialized Consumer Services - 1.6%
Carriage Services, Inc. Class A (a)	506,549	5,404,878
Service Corp. International	311,430	4,135,790
		9,540,668
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversifed Financial Services - 0.6%
MBF Healthcare Acquisition Corp. unit	435,100	3,593,926
FOOD & STAPLES RETAILING - 2.3%
Drug Retail - 2.3%
A&D Pharma Holdings NV (Reg. S) unit	12,500	287,104
CVS Caremark Corp.	336,383	13,485,594
		13,772,698
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
Health Care Equipment - 2.7%
Aspect Medical Systems, Inc. (a)(e)	480,800	7,144,688
Becton, Dickinson & Co.	66,900	5,534,637
Golden Meditech Co. Ltd.	3,448,000	1,660,684
IDEXX Laboratories, Inc. (a)	8,000	484,000
Invacare Corp.	7,500	195,000
NeuroMetrix, Inc. (a)(e)	57,700	482,372
Quidel Corp. (a)	50,000	945,000
		16,446,381
Health Care Supplies - 3.9%
Alcon, Inc.	10,000	1,391,400
Atrion Corp.	2,500	296,925
Inverness Medical Innovations, Inc. (a)	378,600	22,216,248
		23,904,573
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		40,350,954
HEALTH CARE PROVIDERS & SERVICES - 79.6%
Health Care Distributors & Services - 14.0%
Cardinal Health, Inc.	257,800	15,609,790
Henry Schein, Inc. (a)	163,332	9,661,088
McKesson Corp.	792,500	52,883,525
Patterson Companies, Inc. (a)	30,000	965,400
PharMerica Corp. (a)	36	530

	Shares	Value
Profarma Distribuidora de Produtos Farmaceuticos SA	350,000	$ 6,774,697
United Drug PLC (Ireland)	55,000	284,836
		86,179,866
Health Care Facilities - 9.9%
Acibadem Saglik Hizmetleri AS	781,476	5,546,598
Apollo Hospitals Enterprise Ltd.	742,520	9,085,161
Bangkok Chain Hospital PCL	4,250,000	1,010,560
Bangkok Dusit Medical Service PCL (For. Reg.)	922,600	926,551
Brookdale Senior Living, Inc. (e)	227,977	7,546,039
Bumrungrad Hospital PCL (For. Reg.)	1,996,600	2,359,002
Community Health Systems, Inc. (a)	35,573	1,188,850
Emeritus Corp. (a)(e)	291,824	7,353,965
Kindred Healthcare, Inc. (a)	100	2,457
LifePoint Hospitals, Inc. (a)(e)	106,900	3,382,316
National Healthcare Corp.	30,000	1,473,000
Sun Healthcare Group, Inc. (a)	742,837	12,323,666
U.S. Physical Therapy, Inc. (a)	73,046	1,002,922
Universal Health Services, Inc. Class B	45,000	2,292,750
VCA Antech, Inc. (a)	129,300	5,305,179
		60,799,016
Health Care Services - 17.2%
AMN Healthcare Services, Inc. (a)	53,600	904,768
Bio-Reference Laboratories, Inc. (a)	20,000	669,400
DaVita, Inc. (a)	1,300	80,548
Diagnosticos da America SA	733,300	14,193,959
Emergency Medical Services Corp. Class A (a)	100	3,076
Express Scripts, Inc. (a)	742,500	50,304,375
HAPC, Inc. (a)	20,000	70,000
Health Grades, Inc. (a)	1,277,615	6,937,449
Healthways, Inc. (a)	64,800	3,782,376
HMS Holdings Corp. (a)	61,829	1,919,790
LHC Group, Inc. (a)(e)	287,300	7,354,880
Lincare Holdings, Inc. (a)	27,600	943,644
Matria Healthcare, Inc. (a)	35,000	795,200
Medco Health Solutions, Inc. (a)	5,000	499,950
Nighthawk Radiology Holdings, Inc. (a)	296,423	6,266,382
Omnicare, Inc. (e)	82,300	2,097,004
Pediatrix Medical Group, Inc. (a)	10,500	678,930
ResCare, Inc. (a)	65,379	1,489,334
Rural/Metro Corp. (a)(f)	1,957,400	6,185,384
Virtual Radiologic Corp.	3,800	91,200
		105,267,649
Managed Health Care - 38.5%
Aetna, Inc.	82,500	4,610,100
Health Net, Inc. (a)	452,000	21,958,160
Healthspring, Inc. (a)	113,000	2,135,700
Humana, Inc. (a)	483,300	37,228,599
Medial Saude SA (a)	199,000	2,456,557
UnitedHealth Group, Inc.	2,672,247	146,973,584
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Universal American Financial Corp. (a)	814,673	$ 19,421,804
Wellcare Health Plans, Inc. (a)	25,000	972,750
		235,757,254
TOTAL HEALTH CARE PROVIDERS & SERVICES		488,003,785
HEALTH CARE TECHNOLOGY - 1.3%
Health Care Technology - 1.3%
Cerner Corp. (a)	34,801	2,079,360
Eclipsys Corp. (a)	237,900	5,519,280
Vital Images, Inc. (a)	30,097	542,950
		8,141,590
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)(e)	63,400	2,704,644
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	175,300	1,628,537
Medtox Scientific, Inc. (a)	35,000	636,650
PerkinElmer, Inc.	73,000	1,991,440
Wuxi Pharmatech Cayman, Inc. Sponsored ADR (e)	22,100	624,546
		4,881,173
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Adams Respiratory Therapeutics, Inc. (a)	19,200	828,288
Nexmed, Inc. (a)	327,800	455,642
		1,283,930
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	12,100	358,039
TOTAL COMMON STOCKS (Cost $447,845,815)		577,191,924
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	$ 2,036,700
9.875% 3/15/15	20,000	19,100
		2,055,800
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	31,869,061	31,869,061
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	20,648,100	20,648,100
TOTAL MONEY MARKET FUNDS (Cost $52,517,161)		52,517,161
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $502,485,842)		631,764,885
NET OTHER ASSETS - (3.1)%	(18,922,763)
NET ASSETS - 100%	$ 612,842,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 524,597
Fidelity Securities Lending Cash Central Fund	307,935
Total	$ 832,532
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Health Grades, Inc.	$ 10,192,464	$ 3,328,051	$ 6,847,206	$ -	$ -
Rural/Metro Corp.	14,817,518	-	-	-	6,185,384
Total	$ 25,009,982	$ 3,328,051	$ 6,847,206	$ -	$ 6,185,384
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $503,940,150. Net unrealized appreciation aggregated $127,824,735, of which $150,033,995 related to appreciated investment securities and $22,209,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2007

1.810698.103

MES-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 2.8%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)(d)	260,000	$ 8,481,200
CSL Ltd.	330,000	10,164,797
deCODE genetics, Inc. (a)(d)	700,000	3,024,000
Diagnocure, Inc. (a)	474,700	1,049,244
MannKind Corp. (a)(d)	250,363	2,353,412
Nanosphere, Inc.	80,000	1,153,600
		26,226,253
HEALTH CARE EQUIPMENT & SUPPLIES - 84.0%
Health Care Equipment - 73.8%
American Medical Systems Holdings, Inc. (a)(d)	1,300,000	17,771,000
ArthroCare Corp. (a)	289,100	15,648,983
Aspect Medical Systems, Inc. (a)	159,106	2,364,315
Baxter International, Inc.	1,850,000	110,759,500
Becton, Dickinson & Co.	1,230,000	101,757,900
Boston Scientific Corp. (a)(d)	2,400,000	30,312,000
C.R. Bard, Inc.	725,000	61,284,250
Covidien Ltd.	620,000	24,868,200
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	140,940
Gen-Probe, Inc. (a)	272,900	18,254,281
Gyrus Group PLC (a)	572,661	7,139,487
Heartware Ltd. (a)	3,947,483	2,371,166
Hillenbrand Industries, Inc.	400,000	21,536,000
Hologic, Inc. (a)	25,000	1,659,750
Home Diagnostics, Inc. (a)	100,000	777,000
Integra LifeSciences Holdings Corp. (a)(d)	270,000	11,191,500
Intuitive Surgical, Inc. (a)	600	196,608
Kinetic Concepts, Inc. (a)(d)	60,000	3,518,400
Masimo Corp.	75,000	2,772,000
Medtronic, Inc.	3,000,000	152,550,002
Mentor Corp. (d)	110,000	4,134,900
Micrus Endovascular Corp. (a)	420,000	7,690,200
Northstar Neuroscience, Inc. (a)	235,000	2,169,050
NuVasive, Inc. (a)(d)	101,600	4,325,112
ResMed, Inc. (a)(d)	30,000	1,374,000
Respironics, Inc. (a)	460,000	22,659,600
Smith & Nephew PLC sponsored ADR (d)	325,000	19,425,250
St. Jude Medical, Inc. (a)	775,000	30,806,250
Stereotaxis, Inc. (a)	407,003	5,490,470
The Spectranetics Corp. (a)	300,000	4,551,000
ThermoGenesis Corp. (a)	599,788	1,289,544
		690,788,658
Health Care Supplies - 10.2%
Alcon, Inc.	230,000	32,002,200
Cooper Companies, Inc. (d)	240,000	10,327,200
DENTSPLY International, Inc.	25,000	1,069,500
Haemonetics Corp. (a)	40,000	2,320,400
Immucor, Inc. (a)	350,000	11,609,500

	Shares	Value
Inverness Medical Innovations, Inc. (a)	655,000	$ 38,435,400
TranS1, Inc.	5,200	101,452
		95,865,652
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		786,654,310
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Distributors & Services - 1.0%
Chindex International, Inc. (a)	15,000	503,700
Henry Schein, Inc. (a)	110,000	6,506,500
Patterson Companies, Inc. (a)	80,000	2,574,400
		9,584,600
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Eclipsys Corp. (a)	70,000	1,624,000
LIFE SCIENCES TOOLS & SERVICES - 8.5%
Life Sciences Tools & Services - 8.5%
Affymetrix, Inc. (a)(d)	450,000	9,382,500
Applera Corp. - Applied Biosystems Group	335,000	11,443,600
Bruker BioSciences Corp. (a)	258,300	2,399,607
Charles River Laboratories International, Inc. (a)	65,000	4,129,450
Helicos BioSciences Corp.	50,000	527,500
Illumina, Inc. (a)(d)	284,600	16,447,034
Invitrogen Corp. (a)(d)	65,000	6,305,650
QIAGEN NV (a)(d)	1,100,000	23,177,000
Third Wave Technologies, Inc. (a)	650,000	5,245,500
		79,057,841
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Allergan, Inc. (d)	360,000	24,134,400
BioMimetic Therapeutics, Inc. (a)	198,600	2,420,934
ULURU, Inc. (a)	349,800	1,206,810
		27,762,144
TOTAL COMMON STOCKS (Cost $759,199,695)		930,909,148
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 4.73% (b)	7,266,480	7,266,480
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	72,526,700	72,526,700
TOTAL MONEY MARKET FUNDS (Cost $79,793,180)		79,793,180
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $838,992,875)	1,010,702,328
NET OTHER ASSETS - (8.0)%	(74,468,224)
NET ASSETS - 100%	$ 936,234,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,940 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,331
Fidelity Securities Lending Cash Central Fund	374,840
Total	$ 670,171
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NeuroMetrix, Inc.	$ 7,873,822	$ -	$ 6,595,270	$ -	$ -
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $842,416,840. Net unrealized appreciation aggregated $168,285,488, of which $195,845,063 related to appreciated investment securities and $27,559,575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2007

1.810700.103

BAM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Human Resource & Employment Services - 0.5%
Monster Worldwide, Inc. (a)	8,700	$ 293,799
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 1.7%
Apple, Inc. (a)	6,000	1,093,320
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Iliad Group SA	1,900	197,130
INTERNET & CATALOG RETAIL - 0.3%
Catalog Retail - 0.3%
Liberty Media Corp. - Interactive Series A (a)	11,400	229,710
INTERNET SOFTWARE & SERVICES - 6.6%
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	12,000	456,720
Constant Contact, Inc.	100	1,904
Dice Holdings, Inc.	40,300	398,164
Google, Inc. Class A (sub. vtg.) (a)	3,350	2,321,550
LoopNet, Inc. (a)	50,200	771,072
Omniture, Inc. (a)	6,900	196,029
Yahoo!, Inc. (a)	200	5,362
		4,150,801
MEDIA - 86.4%
Advertising - 6.5%
Interpublic Group of Companies, Inc. (a)	35,400	335,946
Lamar Advertising Co. Class A	13,700	712,537
National CineMedia, Inc.	20,200	559,136
Omnicom Group, Inc. (d)	51,000	2,486,250
		4,093,869
Broadcasting & Cable TV - 31.9%
CBS Corp. Class B (d)	57,200	1,568,996
Central European Media Enterprises Ltd. Class A (a)	4,400	482,724
Citadel Broadcasting Corp.	268	616
Clear Channel Communications, Inc.	29,200	1,048,280
Comcast Corp. Class A (a)	282,150	5,795,361
Discovery Holding Co. Class A (a)	49,300	1,205,878
E.W. Scripps Co. Class A	21,300	925,485
EchoStar Communications Corp. Class A (a)	21,800	939,580
Entercom Communications Corp. Class A	15,900	259,011
Grupo Televisa SA de CV (CPO) sponsored ADR	27,900	674,343
Liberty Global, Inc. Class A (a)	55,875	2,269,643
Liberty Media Corp. - Capital Series A (a)	7,100	845,326
RRSat Global Communications Network Ltd.	14,600	308,060

	Shares	Value
Sinclair Broadcast Group, Inc. Class A	7,400	$ 76,590
The DIRECTV Group, Inc. (a)	107,200	2,666,064
Time Warner Cable, Inc. (a)	18,400	478,952
XM Satellite Radio Holdings, Inc. Class A (a)	36,600	570,960
		20,115,869
Movies & Entertainment - 42.8%
Cinemark Holdings, Inc. (d)	22,500	375,525
Cinemax India Ltd.	56,743	188,162
CKX, Inc. (a)	100	1,213
DreamWorks Animation SKG, Inc. Class A (a)	4,800	126,240
Live Nation, Inc. (a)	29,409	394,669
News Corp. Class A	332,182	6,999,075
Regal Entertainment Group Class A	10,300	203,837
The Walt Disney Co.	175,200	5,807,880
Time Warner, Inc. (d)	566,900	9,784,693
Viacom, Inc. Class B (non-vtg.) (a)	74,000	3,109,480
		26,990,774
Publishing - 5.2%
Gannett Co., Inc.	10,900	400,575
Gemstar-TV Guide International, Inc. (a)	558	3,292
McGraw-Hill Companies, Inc.	30,700	1,506,756
R.H. Donnelley Corp. (a)	25,300	1,123,826
The McClatchy Co. Class A (d)	8,200	110,782
The New York Times Co. Class A (d)	9,700	160,050
		3,305,281
TOTAL MEDIA		54,505,793
SOFTWARE - 1.0%
Home Entertainment Software - 1.0%
Nintendo Co. Ltd.	1,000	608,800
TOTAL COMMON STOCKS (Cost $52,667,717)		61,079,353
Money Market Funds - 16.5%

Fidelity Cash Central Fund, 4.73% (b)	1,522,122	1,522,122
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	8,899,850	8,899,850
TOTAL MONEY MARKET FUNDS (Cost $10,421,972)		10,421,972
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $63,089,689)	71,501,325
NET OTHER ASSETS - (13.3)%	(8,401,818)
NET ASSETS - 100%	$ 63,099,507
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,458
Fidelity Securities Lending Cash Central Fund	21,148
Total	$ 62,606
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $63,095,434. Net unrealized appreciation aggregated $8,405,891, of which $11,730,728 related to appreciated investment securities and $3,324,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2007

1.810725.103

GAS-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
Climate Exchange PLC (a)	169,100	$ 4,136,463
ELECTRIC UTILITIES - 2.1%
Electric Utilities - 2.1%
Reliant Energy, Inc. (a)	1,074,800	27,987,792
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.3%
JA Solar Holdings Co. Ltd. ADR	25,300	1,501,302
Sunpower Corp. Class A (a)	10,900	1,356,396
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	15,900	1,258,803
		4,116,501
Heavy Electrical Equipment - 0.5%
Suzlon Energy Ltd.	30,000	1,439,992
Vestas Wind Systems AS (a)	47,700	4,528,822
		5,968,814
TOTAL ELECTRICAL EQUIPMENT		10,085,315
ENERGY EQUIPMENT & SERVICES - 13.7%
Oil & Gas Drilling - 9.9%
Diamond Offshore Drilling, Inc.	366,300	42,648,309
ENSCO International, Inc.	162,500	8,750,625
Helmerich & Payne, Inc.	64,200	2,218,110
Nabors Industries Ltd. (a)	340,100	9,148,690
Pride International, Inc. (a)	470,500	15,512,385
Rowan Companies, Inc. (d)	182,100	6,446,340
Transocean, Inc. (a)	348,927	47,904,188
		132,628,647
Oil & Gas Equipment & Services - 3.8%
Baker Hughes, Inc.	3,100	248,837
Cameron International Corp. (a)	179,300	16,716,139
Emer International Group Ltd. (a)	458,000	335,296
Expro International Group PLC	322,100	6,720,404
National Oilwell Varco, Inc. (a)	100,856	6,873,336
Oceaneering International, Inc. (a)	44,900	2,865,069
Oil States International, Inc. (a)	80,200	2,543,142
SBM Offshore NV	30,236	1,050,994
Schlumberger Ltd. (NY Shares)	8,700	813,015
Smith International, Inc.	148,490	9,313,293
W-H Energy Services, Inc. (a)	16,900	853,450
Weatherford International Ltd. (a)	11,600	726,392
WorleyParsons Ltd.	37,308	1,650,438
		50,709,805
TOTAL ENERGY EQUIPMENT & SERVICES		183,338,452
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	25,900	1,384,355

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.2%
Independent Power Producers & Energy Traders - 4.2%
Clipper Windpower PLC (a)	406,700	$ 5,057,876
Constellation Energy Group, Inc.	1,300	130,273
Dynegy, Inc. Class A (a)	6,274,700	47,750,467
NRG Energy, Inc. (a)	86,400	3,662,496
		56,601,112
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (a)	50,000	557,084
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4,600	288,052
OIL, GAS & CONSUMABLE FUELS - 74.3%
Coal & Consumable Fuels - 4.3%
Arch Coal, Inc.	37,800	1,431,108
CONSOL Energy, Inc.	347,600	20,605,728
Evergreen Energy, Inc. (a)(d)(e)	5,399,315	19,815,486
International Coal Group, Inc. (a)(d)	715,800	3,586,158
Peabody Energy Corp.	64,600	3,594,344
PT Bumi Resources Tbk	10,522,000	6,348,056
Uranium One, Inc. (a)	157,100	1,458,107
		56,838,987
Integrated Oil & Gas - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,900	182,970
Suncor Energy, Inc.	7,000	669,370
		852,340
Oil & Gas Exploration & Production - 52.5%
Apache Corp.	134,700	13,037,613
Aurora Oil & Gas Corp. (a)	3,958,153	5,343,507
Cabot Oil & Gas Corp.	781,725	26,906,975
Canadian Natural Resources Ltd.	119,700	7,772,090
Chesapeake Energy Corp. (d)	1,172,300	44,371,555
Denbury Resources, Inc. (a)	320,500	17,089,060
EOG Resources, Inc.	675,100	55,884,778
Forest Oil Corp. (a)	339,063	15,963,086
Helix Energy Solutions Group, Inc. (a)	2,600	105,534
McMoRan Exploration Co. (a)	82,100	965,496
Newfield Exploration Co. (a)	529,400	26,390,590
Noble Energy, Inc. (d)	244,900	17,642,596
Petrohawk Energy Corp. (a)	117,600	1,916,880
Plains Exploration & Production Co. (a)	1,433,950	72,285,420
Quicksilver Gas Services LP	97,600	2,331,664
Quicksilver Resources, Inc. (a)(d)	2,511,877	127,100,974
Range Resources Corp.	2,701,400	109,892,952
Southwestern Energy Co. (a)	562,800	28,010,556
Ultra Petroleum Corp. (a)	1,144,801	74,297,585
XTO Energy, Inc.	871,500	53,876,130
		701,185,041
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 13.1%
Petroplus Holdings AG	28,564	$ 2,332,836
Reliance Industries Ltd.	112,908	8,147,118
Tesoro Corp.	818,319	40,244,928
Valero Energy Corp.	1,647,600	107,209,332
Western Refining, Inc.	578,400	16,715,760
		174,649,974
Oil & Gas Storage & Transport - 4.3%
Boardwalk Pipeline Partners, LP	188,000	6,006,600
Copano Energy LLC	474,103	18,490,017
El Paso Pipeline Partners LP	65,800	1,533,140
Holly Energy Partners LP	36,100	1,570,350
NuStar GP Holdings LLC	216,600	6,160,104
Williams Companies, Inc.	327,500	11,367,525
Williams Partners LP	312,000	12,832,560
		57,960,296
TOTAL OIL, GAS & CONSUMABLE FUELS		991,486,638
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Indiabulls Real Estate Ltd. (a)	200,000	3,061,994
TOTAL COMMON STOCKS (Cost $944,304,537)		1,278,927,257
Nonconvertible Bonds - 0.8%
	Principal Amount
OIL, GAS & CONSUMABLE FUELS - 0.8%
Oil & Gas Storage & Transport - 0.8%
Morgan Stanley 4/15/08 Sr. Notes Exchangeable for Common Stock of Plains All American Pipeline, L.P. (f)(g) (Cost $12,004,738)	$ 12,000,000	10,543,092
Money Market Funds - 10.0%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	30,336,908	$ 30,336,908
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	104,050,660	104,050,660
TOTAL MONEY MARKET FUNDS (Cost $134,387,568)		134,387,568
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,090,696,843)		1,423,857,917
NET OTHER ASSETS - (6.6)%		(88,567,382)
NET ASSETS - 100%		$ 1,335,290,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,543,092 or 0.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 626,533
Fidelity Securities Lending Cash Central Fund	770,540
Total	$ 1,397,073
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Evergreen Energy, Inc.	$ 9,148,390	$ 30,219,062	$ 7,032,474	$ -	$ 19,815,486
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,093,751,996. Net unrealized appreciation aggregated $330,105,921, of which $376,123,821 related to appreciated investment securities and $46,017,900 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of <business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2007

1.810716.103

NAT-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 2.8%
Commodity Chemicals - 0.3%
Calgon Carbon Corp. (a)	146,700	$ 2,135,952
Formosa Chemicals & Fibre Corp.	1,255,830	3,190,645
Georgia Gulf Corp.	20,650	153,636
Tokai Carbon Co. Ltd.	22,000	239,555
		5,719,788
Fertilizers & Agricultural Chemicals - 2.5%
Agrium, Inc.	213,700	12,268,220
Potash Corp. of Saskatchewan, Inc.	95,700	11,473,473
The Mosaic Co. (a)	399,000	27,590,850
		51,332,543
Specialty Chemicals - 0.0%
Tokuyama Corp.	120,000	1,256,651
TOTAL CHEMICALS		58,308,982
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	7,200	386,928
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	337,800	17,954,070
Jacobs Engineering Group, Inc. (a)	1,100	92,147
Quanta Services, Inc. (a)	71,790	1,965,610
		20,011,827
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	252,300	2,777,823
Temple-Inland, Inc.	59,900	2,753,603
		5,531,426
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	33,800	1,722,448
Reliant Energy, Inc. (a)	69,600	1,812,384
		3,534,832
ELECTRICAL EQUIPMENT - 2.7%
Electrical Components & Equipment - 1.2%
Energy Conversion Devices, Inc. (a)	100	2,587
First Solar, Inc.	4,100	972,315
JA Solar Holdings Co. Ltd. ADR	31,200	1,851,408
Q-Cells AG (a)	56,900	8,017,855
Renewable Energy Corp. AS (a)	112,800	5,531,007
Sunpower Corp. Class A (a)	1,700	211,548
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	110,300	8,732,451
		25,319,171

	Shares	Value
Heavy Electrical Equipment - 1.5%
Areva (investment certificates)(non-vtg.) (d)	900	$ 987,939
Suzlon Energy Ltd.	60,000	2,879,985
Vestas Wind Systems AS (a)	283,600	26,926,075
		30,793,999
TOTAL ELECTRICAL EQUIPMENT		56,113,170
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	34,700	2,690,985
ENERGY EQUIPMENT & SERVICES - 23.5%
Oil & Gas Drilling - 6.2%
Atwood Oceanics, Inc. (a)	175,600	15,321,100
Diamond Offshore Drilling, Inc.	179,300	20,875,899
Hercules Offshore, Inc. (a)	1,194	29,862
Nabors Industries Ltd. (a)	2,600	69,940
Noble Corp.	400,700	20,888,491
Pride International, Inc. (a)	185,300	6,109,341
Rowan Companies, Inc.	1,000	35,400
Transocean, Inc. (a)	466,220	64,007,344
		127,337,377
Oil & Gas Equipment & Services - 17.3%
Acergy SA	50,600	1,073,732
Aker Kvaerner ASA	60,500	1,725,938
Baker Hughes, Inc.	90	7,224
Cameron International Corp. (a)	138,400	12,903,032
Compagnie Generale de Geophysique SA (a)	76,900	23,069,425
Emer International Group Ltd. (a)	700,000	512,462
Expro International Group PLC	327,500	6,833,071
Exterran Holdings, Inc. (a)	40,950	3,277,638
FMC Technologies, Inc. (a)	348,300	19,358,514
Global Industries Ltd. (a)	68,300	1,514,211
Grant Prideco, Inc. (a)	27,700	1,332,370
Halliburton Co.	100	3,661
NATCO Group, Inc. Class A (a)	19,000	903,260
National Oilwell Varco, Inc. (a)	1,438,722	98,048,904
Oceaneering International, Inc. (a)	310,800	19,832,148
Oil States International, Inc. (a)	4,400	139,524
Petroleum Geo-Services ASA	74,800	2,144,001
ProSafe ASA	342,450	5,870,889
Saipem SpA	120,100	4,831,758
Schlumberger Ltd. (NY Shares)	1,105,752	103,332,524
Smith International, Inc.	625,900	39,256,448
Subsea 7, Inc. (a)	185,500	4,263,638
Superior Energy Services, Inc. (a)	52,200	1,821,780
Tidewater, Inc.	36,300	1,774,707
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	90	$ 5,636
WorleyParsons Ltd.	52,688	2,330,821
		356,167,316
TOTAL ENERGY EQUIPMENT & SERVICES		483,504,693
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Archer-Daniels-Midland Co.	3,100	112,685
Global Bio-Chem Technology Group Co. Ltd.	78,700	21,934
		134,619
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	29,400	1,571,430
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
Independent Power Producers & Energy Traders - 2.2%
AES Corp. (a)	321,900	7,033,515
Constellation Energy Group, Inc.	88,600	8,878,606
Dynegy, Inc. Class A (a)	159,784	1,215,956
Mirant Corp. (a)	387,500	14,953,625
NRG Energy, Inc. (a)	318,770	13,512,660
		45,594,362
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	100	5,230
MACHINERY - 0.0%
Construction & Farm Machinery & Heavy Trucks - 0.0%
Joy Global, Inc.	50	2,900
Trinity Industries, Inc.	28,200	713,742
		716,642
METALS & MINING - 9.1%
Aluminum - 1.3%
Alcoa, Inc. (d)	748,600	27,226,582
Century Aluminum Co. (a)	1,900	108,946
		27,335,528
Diversified Metals & Mining - 2.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	193,267	19,119,904
RTI International Metals, Inc. (a)(d)	242,438	17,804,647
Teck Cominco Ltd. Class B (sub. vtg.)	3,400	130,240
Titanium Metals Corp. (d)	670,376	19,890,056
		56,944,847
Gold - 4.3%
Barrick Gold Corp. (d)	346,400	13,968,943
Eldorado Gold Corp. (a)	726,500	4,243,397
Gold Fields Ltd. sponsored ADR	352,300	5,795,335

	Shares	Value
Goldcorp, Inc.	327,300	$ 10,576,650
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	206,500	2,155,860
IAMGOLD Corp.	195,500	1,683,508
Kinross Gold Corp. (a)	256,167	4,411,858
Lihir Gold Ltd. (a)	2,329,436	8,045,636
Newcrest Mining Ltd.	553,530	16,507,314
Newmont Mining Corp.	194,400	9,659,736
Randgold Resources Ltd. sponsored ADR	265,300	9,333,254
Yamana Gold, Inc.	150,000	1,942,791
		88,324,282
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	175,300	6,378,136
Shore Gold, Inc. (a)	221,300	1,049,119
		7,427,255
Steel - 0.3%
Allegheny Technologies, Inc.	900	87,975
ArcelorMittal SA (NY Reg.) Class A	91,100	6,725,002
Hitachi Metals Ltd.	10,000	138,708
		6,951,685
TOTAL METALS & MINING		186,983,597
OIL, GAS & CONSUMABLE FUELS - 56.6%
Coal & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	16,400	460,840
Arch Coal, Inc.	311,300	11,785,818
Cameco Corp.	242,600	10,062,131
CONSOL Energy, Inc.	1,113,700	66,020,136
Foundation Coal Holdings, Inc.	178,800	8,124,672
International Coal Group, Inc. (a)	218,100	1,092,681
Massey Energy Co.	150,100	5,095,895
Natural Resource Partners LP	39,500	1,271,110
Peabody Energy Corp.	1,479,700	82,330,508
USEC, Inc. (a)	1,600	13,136
		186,256,927
Integrated Oil & Gas - 19.1%
Chevron Corp.	57,132	5,014,476
ConocoPhillips	904,830	72,422,593
Exxon Mobil Corp.	1,338,315	119,324,166
Hess Corp.	410,500	29,235,810
Husky Energy, Inc.	87,600	3,475,613
Marathon Oil Corp.	832,600	46,542,340
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	86,328
OAO Gazprom sponsored ADR	150,257	7,963,621
Occidental Petroleum Corp.	502,000	35,024,540
OMV AG	61,435	4,363,496
Petro-Canada	28,900	1,396,079
Petroleo Brasileiro SA - Petrobras sponsored ADR	296,700	28,572,210
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
SandRidge Energy, Inc.	9,400	$ 298,450
Suncor Energy, Inc.	412,400	39,435,479
		393,155,201
Oil & Gas Exploration & Production - 18.1%
American Oil & Gas, Inc. NV (a)(d)	162,600	1,047,144
Anadarko Petroleum Corp.	1,800	101,880
Apache Corp.	800	77,432
Aurora Oil & Gas Corp. (a)	50,000	67,500
Cabot Oil & Gas Corp.	886,700	30,520,214
Canadian Natural Resources Ltd.	600,300	38,977,323
Chesapeake Energy Corp. (d)	1,087,300	41,154,305
Comstock Resources, Inc. (a)	1,300	43,550
Denbury Resources, Inc. (a)	63,700	3,396,484
Devon Energy Corp.	800	66,248
EnCana Corp.	270,984	17,589,500
EOG Resources, Inc.	288,800	23,906,864
EXCO Resources, Inc. (a)	3,600	50,328
Forest Oil Corp. (a)	67,378	3,172,156
Goodrich Petroleum Corp. (a)	4,300	105,049
Hugoton Royalty Trust	19,957	459,011
Mariner Energy, Inc. (a)	85,124	1,845,488
Newfield Exploration Co. (a)	276,200	13,768,570
Nexen, Inc.	233,000	6,615,862
Noble Energy, Inc. (d)	176,200	12,693,448
Penn West Energy Trust	62,800	1,666,962
Petrohawk Energy Corp. (a)	383,500	6,251,050
Plains Exploration & Production Co. (a)	140,943	7,104,937
Quicksilver Resources, Inc. (a)	265,350	13,426,710
Range Resources Corp.	934,673	38,022,498
Southwestern Energy Co. (a)	543,300	27,040,041
Ultra Petroleum Corp. (a)	391,300	25,395,370
Vanguard Natural Resources LLC	11,200	181,440
XTO Energy, Inc.	933,000	57,678,060
		372,425,424
Oil & Gas Refining & Marketing - 7.9%
ERG SpA	3,400	68,851
Frontier Oil Corp.	117,700	5,202,340
Holly Corp.	38,400	1,860,480
Neste Oil Oyj	2,600	91,136
Petroplus Holdings AG	41,984	3,428,854
Sunoco, Inc.	265,700	17,828,470
Tesoro Corp.	605,300	29,768,654

	Shares	Value
Valero Energy Corp.	1,520,388	$ 98,931,647
Western Refining, Inc.	162,900	4,707,810
		161,888,242
Oil & Gas Storage & Transport - 2.5%
El Paso Pipeline Partners LP	156,400	3,644,120
Williams Companies, Inc.	1,357,600	47,122,296
		50,766,416
TOTAL OIL, GAS & CONSUMABLE FUELS		1,164,492,210
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	7,318
SOFTWARE - 0.1%
Application Software - 0.1%
Zhongyu Gas Holdings Ltd. (a)	8,034,000	1,351,735
TOTAL COMMON STOCKS (Cost $1,566,316,353)		2,030,939,986
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 4.73% (b)	26,676,259	26,676,259
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	44,947,416	44,947,416
TOTAL MONEY MARKET FUNDS (Cost $71,623,675)		71,623,675
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,637,940,028)		2,102,563,661
NET OTHER ASSETS - (2.2)%		(44,646,845)
NET ASSETS - 100%		2,057,916,816
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,110,117
Fidelity Securities Lending Cash Central Fund	219,247
Total	$ 1,329,364
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,641,904,809. Net unrealized appreciation aggregated $460,658,852, of which $499,902,772 related to appreciated investment securities and $39,243,920 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and
Infrastructure Portfolio

November 30, 2007

1.810705.103

NET-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Asahi Glass Co. Ltd.	23,000	$ 321,785
COMMUNICATIONS EQUIPMENT - 35.0%
Communications Equipment - 35.0%
Acme Packet, Inc.	700	8,610
Adtran, Inc.	37,600	815,544
ADVA AG Optical Networking (a)(d)	108,636	702,466
Airvana, Inc.	43,500	274,920
Alcatel-Lucent SA sponsored ADR	44,400	359,640
Aruba Networks, Inc.	1,100	15,334
Ciena Corp. (a)	18,646	820,051
Cisco Systems, Inc. (a)	180,400	5,054,808
Comtech Group, Inc. (a)	192,600	3,416,724
Comverse Technology, Inc. (a)	48,700	788,940
DragonWave, Inc. (a)	52,400	311,827
F5 Networks, Inc. (a)	49,400	1,305,148
Finisar Corp. (a)	289,500	492,150
Foxconn International Holdings Ltd. (a)	39,000	96,975
Harris Stratex Networks, Inc. Class A (a)	25,400	437,388
Infinera Corp.	3,800	82,878
Juniper Networks, Inc. (a)	123,509	3,670,687
Opnext, Inc.	4,700	38,070
Optium Corp.	200	1,680
Powerwave Technologies, Inc. (a)(d)	122,500	507,150
RADWARE Ltd. (a)	6,500	87,295
Research In Motion Ltd. (a)	22,900	2,606,478
Riverstone Networks, Inc. (a)	94,100	1
Sonus Networks, Inc. (a)	124,500	819,210
Starent Networks Corp.	14,800	309,320
Symmetricom, Inc. (a)	82,000	353,420
		23,376,714
COMPUTERS & PERIPHERALS - 15.5%
Computer Hardware - 6.9%
Concurrent Computer Corp. (a)	499,200	469,248
Sun Microsystems, Inc. (a)	199,425	4,144,052
		4,613,300
Computer Storage & Peripherals - 8.6%
EMC Corp. (a)	180,000	3,468,600
Isilon Systems, Inc.	100	565
Network Appliance, Inc. (a)	91,700	2,265,907
		5,735,072
TOTAL COMPUTERS & PERIPHERALS		10,348,372
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Electronic Equipment & Instruments - 0.9%
Chi Mei Optoelectronics Corp.	4,043	5,424

	Shares	Value
Nippon Electric Glass Co. Ltd.	26,000	$ 437,093
Orbotech Ltd. (a)	12,400	190,588
		633,105
Electronic Manufacturing Services - 1.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,280	486,868
SMART Modular Technologies (WWH), Inc. (a)	50,500	424,200
		911,068
Technology Distributors - 0.0%
Mellanox Technologies Ltd.	100	1,774
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,545,947
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	4,266
HOUSEHOLD DURABLES - 1.7%
Consumer Electronics - 1.7%
Directed Electronics, Inc. (a)	48,100	90,909
Tele Atlas NV (a)	21,600	882,580
Thomson SA	11,800	183,504
		1,156,993
INTERNET SOFTWARE & SERVICES - 15.0%
Internet Software & Services - 15.0%
Constant Contact, Inc.	100	1,904
DivX, Inc. (a)	100	1,693
Google, Inc. Class A (sub. vtg.) (a)	14,200	9,840,601
Openwave Systems, Inc.	54,200	149,050
Switch & Data Facilities Co., Inc.	300	5,697
		9,998,945
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	390	2,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.2%
Semiconductor Equipment - 0.4%
Credence Systems Corp. (a)	127,500	261,375
Semiconductors - 18.8%
Altera Corp.	52,700	989,706
AMIS Holdings, Inc. (a)	23,000	176,410
Applied Micro Circuits Corp. (a)	205,800	516,558
AuthenTec, Inc.	1,800	30,780
Broadcom Corp. Class A (a)	92,150	2,464,091
Cree, Inc. (a)	2,700	66,501
Cypress Semiconductor Corp. (a)	32,800	1,089,616
Ikanos Communications, Inc. (a)	20,300	120,379
Lattice Semiconductor Corp. (a)	34,500	115,920
Marvell Technology Group Ltd. (a)	257,080	3,840,775
Maxim Integrated Products, Inc.	6,900	160,011
Mindspeed Technologies, Inc. (a)	692,133	968,986
MIPS Technologies, Inc. (a)	33,500	190,280
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
PMC-Sierra, Inc. (a)	72,300	$ 507,546
Silicon Laboratories, Inc. (a)	26,100	969,354
Spreadtrum Communications, Inc. ADR	900	8,955
Tower Semicondutor Ltd. (a)	239,700	369,138
		12,585,006
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,846,381
SOFTWARE - 4.9%
Application Software - 1.4%
BladeLogic, Inc. (d)	7,200	176,112
Taleo Corp. Class A (a)	400	11,292
Ulticom, Inc. (a)	95,200	714,000
		901,404
Systems Software - 3.5%
Allot Communications Ltd.	2,800	13,496
Check Point Software Technologies Ltd. (a)	35,300	805,546
Double-Take Software, Inc.	12,200	302,560
Sandvine Corp. (U.K.) (a)	230,900	1,234,059
		2,355,661
TOTAL SOFTWARE		3,257,065
TOTAL COMMON STOCKS (Cost $65,294,304)		62,858,769
Convertible Bonds - 0.4%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	$ 284,266
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.73% (b)	4,551,716	4,551,716
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	1,162,112	1,162,112
TOTAL MONEY MARKET FUNDS (Cost $5,713,828)		5,713,828
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $71,238,132)		68,856,863
NET OTHER ASSETS - (3.1)%		(2,042,824)
NET ASSETS - 100%		$ 66,814,039
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,391
Fidelity Securities Lending Cash Central Fund	30,326
Total	$ 67,717
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $71,619,708. Net unrealized depreciation aggregated $2,762,845, of which $9,785,573 related to appreciated investment securities and $12,548,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of <business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

November 30, 2007

1.810706.103

PAP-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONTAINERS & PACKAGING - 36.2%
Metal & Glass Containers - 0.4%
Silgan Holdings, Inc.	1,700	$ 91,171
Paper Packaging - 35.8%
Bemis Co., Inc.	36,300	984,819
Graphic Packaging Corp. (a)	11,100	45,510
Kazakhstan Kagazy PLC GDR (a)(e)	5,000	26,000
Packaging Corp. of America	22,400	633,696
Sealed Air Corp.	43,150	1,008,416
Smurfit-Stone Container Corp. (a)	174,370	1,919,814
Sonoco Products Co.	39,300	1,193,934
Temple-Inland, Inc.	64,300	2,955,869
		8,768,058
TOTAL CONTAINERS & PACKAGING		8,859,229
FOOD PRODUCTS - 0.7%
Agricultural Products - 0.7%
BrasilAgro - Compania Brasileira de Propriedades Agricolas (a)	30,000	167,345
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Kimberly-Clark Corp.	100	6,981
MACHINERY - 2.3%
Industrial Machinery - 2.3%
Albany International Corp. Class A	1,500	58,005
Kadant, Inc. (a)	10,700	315,222
Xerium Technologies, Inc.	29,800	177,310
		550,537
PAPER & FOREST PRODUCTS - 47.3%
Forest Products - 19.6%
Deltic Timber Corp.	5,600	269,640
Gunns Ltd.	81,916	274,246
Louisiana-Pacific Corp.	25,700	395,266
Masisa SA ADR	4,600	43,700
Norbord, Inc.	45,800	341,261
Samling Global Ltd.	456,000	114,206
Stella-Jones, Inc.	10,700	433,736
Timbercorp Ltd.	44,172	67,308
TimberWest Forest Corp.	2,000	30,745
Weyerhaeuser Co. (d)	38,700	2,832,066
		4,802,174
Paper Products - 27.7%
AbitibiBowater, Inc.	5,100	114,546
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	4,600	352,452
Buckeye Technologies, Inc. (a)	9,800	139,944
Canfor Pulp Income Fund	25,000	259,039
Cascades, Inc.	42,800	354,437
Chung Hwa Pulp Corp.	158,000	112,595

	Shares	Value
Domtar Canada Paper, Inc. (a)	58,500	$ 444,082
Domtar Corp. (a)	98,100	745,560
Glatfelter	125,700	1,889,271
International Paper Co.	4,500	151,875
Kapstone Paper & Packaging Corp. (a)(d)	5,900	40,651
Lee & Man Paper Manufacturing Ltd.	19,600	86,094
MeadWestvaco Corp.	11,000	361,570
Mercer International, Inc. (SBI) (a)	6,000	47,520
Mondi PLC	8,800	70,232
Neenah Paper, Inc.	7,000	211,260
Nine Dragons Paper (Holdings) Ltd.	30,000	74,365
Schweitzer-Mauduit International, Inc.	32,700	873,090
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,100	136,202
Wausau-Mosinee Paper Corp.	34,600	326,278
		6,791,063
TOTAL PAPER & FOREST PRODUCTS		11,593,237
REAL ESTATE INVESTMENT TRUSTS - 10.7%
Specialized REITs - 10.7%
Potlatch Corp.	36,479	1,674,751
Rayonier, Inc.	20,587	954,825
		2,629,576
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.	1,000	63,100
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	5,800	53,418
BlueLinx Corp.	31,100	127,510
		180,928
TOTAL COMMON STOCKS (Cost $27,809,601)		24,050,933
Money Market Funds - 11.6%

Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c) (Cost $2,830,500)	2,830,500	2,830,500
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $30,640,101)		26,881,433
NET OTHER ASSETS - (9.8)%		(2,391,431)
NET ASSETS - 100%		$ 24,490,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,676
Fidelity Securities Lending Cash Central Fund	34,117
Total	$ 112,793
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $31,012,109. Net unrealized depreciation aggregated $4,130,676, of which $676,809 related to appreciated investment securities and $4,807,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2007

1.810707.103

PHR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
BIOTECHNOLOGY - 5.8%
Biotechnology - 5.8%
3SBio, Inc. sponsored ADR	1,600	$ 25,104
Abraxis BioScience, Inc. (a)	100	5,900
Acambis PLC (a)	6,900	18,864
Acorda Therapeutics, Inc. (a)	3,500	65,485
Alkermes, Inc. (a)	2,900	41,354
Allon Therapeutics, Inc. (a)	100	83
Allos Therapeutics, Inc. (a)	18,900	130,599
Alnylam Pharmaceuticals, Inc. (a)	13,000	424,060
Altus Pharmaceuticals, Inc. (a)	11,600	122,844
Ambrilia Biopharma, Inc. (a)	48,500	54,328
Amgen, Inc. (a)	100	5,525
Amylin Pharmaceuticals, Inc. (a)	6,060	231,431
Antigenics, Inc. (a)	100	214
Arena Pharmaceuticals, Inc. (a)	100	875
ARIAD Pharmaceuticals, Inc. (a)	100	450
ArQule, Inc. (a)	17,200	111,628
Basilea Pharmaceutica AG (a)	104	17,998
Biocon Ltd.	100	1,446
Biogen Idec, Inc. (a)	6,100	452,132
BioMarin Pharmaceutical, Inc. (a)	4,400	121,000
Biomira, Inc. (a)	100	36
Bionovo, Inc. (a)	100	188
Celgene Corp. (a)	7,200	443,160
Cephalon, Inc. (a)	6,200	464,504
Cepheid, Inc. (a)	4,500	97,335
Chelsea Therapeutics International Ltd. (a)(d)	21,400	129,898
Cougar Biotechnology, Inc. (a)	18,500	573,500
Crucell NV sponsored ADR (a)	1,100	20,504
CSL Ltd.	98,595	3,036,964
CV Therapeutics, Inc. (a)	100	872
CytRx Corp. (a)	29,100	97,194
Dendreon Corp. (a)	2,800	14,000
Dyax Corp. (a)	200	760
Dynavax Technologies Corp. (a)	2,000	9,140
Enzon Pharmaceuticals, Inc. (a)	9,000	85,140
EPIX Pharmaceuticals, Inc. (a)	100	318
Genentech, Inc. (a)	8,100	617,625
Genmab AS (a)	100	6,003
Genomic Health, Inc. (a)	2,900	70,238
Genzyme Corp. (a)	3,200	239,776
Gilead Sciences, Inc. (a)	15,000	698,100
GPC Biotech AG sponsored ADR (a)	100	475
Grifols SA	100	2,313
GTx, Inc. (a)	5,700	81,909
Human Genome Sciences, Inc. (a)	100	1,041
IDM Pharma, Inc. (a)	100	108
ImClone Systems, Inc. (a)	2,300	103,707
Indevus Pharmaceuticals, Inc. (a)	191,800	1,436,582

	Shares	Value
Insmed, Inc. (a)	100	$ 89
InterMune, Inc. (a)	100	1,624
Iomai Corp. (a)	100	135
Isis Pharmaceuticals, Inc. (a)	8,400	148,596
Kosan Biosciences, Inc. (a)	100	477
MannKind Corp. (a)(d)	6,435	60,489
Martek Biosciences (a)	1,500	38,790
Maxygen, Inc. (a)	100	757
Medarex, Inc. (a)	100	1,270
Medicure, Inc. (a)	100	70
Memory Pharmaceuticals Corp. (a)	213,600	119,616
Metabasis Therapeutics, Inc. (a)	100	286
Millennium Pharmaceuticals, Inc. (a)	7,100	104,654
Molecular Insight Pharmaceuticals, Inc.	100	879
Momenta Pharmaceuticals, Inc. (a)	100	534
Monogram Biosciences, Inc. (a)	100	124
Mymetics Corp. (a)	200	30
Myriad Genetics, Inc. (a)	4,000	192,800
Nabi Biopharmaceuticals (a)	4,500	14,850
Neurochem, Inc. (a)	100	312
Neurogen Corp. (a)	10,225	33,743
Novacea, Inc. (a)	120	342
Novavax, Inc. (a)	100	364
NPS Pharmaceuticals, Inc. (a)	100	408
Nuvelo, Inc. (a)	100	174
Omrix Biopharmaceuticals, Inc. (a)	3,000	100,170
ONYX Pharmaceuticals, Inc. (a)	7,300	398,142
Opexa Therapeutics, Inc. (a)	200	582
OREXIGEN Therapeutics, Inc.	99	1,304
OSI Pharmaceuticals, Inc. (a)	4,900	228,487
Panacos Pharmaceuticals, Inc. (a)	100	206
PDL BioPharma, Inc. (a)	900	15,939
Pharmion Corp. (a)	100	6,384
Poniard Pharmaceuticals, Inc. (a)	2,600	11,700
Prana Biotechnology Ltd. ADR (a)	1,400	3,332
Progenics Pharmaceuticals, Inc. (a)	100	1,940
Protalix BioTherapeutics, Inc. (a)	100	365
QLT, Inc. (a)	100	494
Regeneron Pharmaceuticals, Inc. (a)	100	2,178
Resverlogix Corp. (a)	100	1,354
Rigel Pharmaceuticals, Inc. (a)	9,500	68,020
Rosetta Genomics Ltd.	3,000	16,350
Sangamo Biosciences, Inc. (a)	7,300	112,201
Sinovac Biotech Ltd. (a)	100	408
Speedel Holding AG (a)	810	87,894
Targacept, Inc. (a)	2,100	20,160
Tercica, Inc. (a)(d)	6,400	42,496
Theravance, Inc. (a)	16,100	387,849
Transition Therapeutics, Inc. (a)	2,222	21,646
United Therapeutics Corp. (a)	300	30,024
Vanda Pharmaceuticals, Inc. (a)	100	899
YM Biosciences, Inc. (a)	5,000	6,651
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Zenotech Laboratories Ltd. (a)	100	$ 377
Zymogenetics, Inc. (a)	100	1,468
		12,353,143
CHEMICALS - 1.3%
Diversified Chemicals - 0.6%
Bayer AG sponsored ADR	15,700	1,288,342
Solvay SA	100	14,818
		1,303,160
Specialty Chemicals - 0.7%
Jubilant Organosys Ltd.	2,144	16,517
Lonza Group AG	6,704	782,508
Sigma Aldrich Corp.	14,200	747,630
		1,546,655
TOTAL CHEMICALS		2,849,815
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Commercial & Professional Services - 0.0%
China Direct, Inc. (a)	100	965
CONTAINERS & PACKAGING - 0.0%
Paper Packaging - 0.0%
Unified-Bio Science Group Ltd.	100,000	8,092
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Technology Distributors - 0.0%
Mingyuan Medicare Development Co. Ltd.	130,000	20,036
FOOD & STAPLES RETAILING - 0.2%
Drug Retail - 0.2%
CVS Caremark Corp.	7,600	304,684
FOOD PRODUCTS - 0.0%
Packaged Foods & Meats - 0.0%
China Mengniu Dairy Co. Ltd.	6,000	21,539
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Health Care Equipment - 3.3%
Abiomed, Inc. (a)	1,700	21,845
Advanced Medical Optics, Inc. (a)	100	2,522
Alphatec Holdings, Inc. (a)	100	459
American Medical Systems Holdings, Inc. (a)	1,200	16,404
Angiodynamics, Inc. (a)	2,100	40,761
Aradigm Corp. (a)	100	170
Baxter International, Inc.	6,900	413,103
Beckman Coulter, Inc.	3,000	212,190
Becton, Dickinson & Co.	9,700	802,481
BioLase Technology, Inc. (a)	100	293
Boston Scientific Corp. (a)	100	1,263
C.R. Bard, Inc.	7,600	642,428

	Shares	Value
China Medical Technologies, Inc. sponsored ADR (d)	19,500	$ 820,365
Clinical Data, Inc. (a)	100	2,465
Cochlear Ltd.	700	46,629
DexCom, Inc. (a)	2,300	19,895
Edwards Lifesciences Corp. (a)	100	4,945
ev3, Inc. (a)	100	1,464
Exactech, Inc. (a)	4,000	78,760
Gen-Probe, Inc. (a)	6,200	414,718
GN Store Nordic AS (a)	2,300	17,822
Golden Meditech Co. Ltd.	24,213	11,662
Hansen Medical, Inc.	100	2,949
Hillenbrand Industries, Inc.	5,600	301,504
Hologic, Inc. (a)	100	6,639
I-Flow Corp. (a)	7,300	121,691
Insulet Corp.	100	2,746
Integra LifeSciences Holdings Corp. (a)	1,400	58,030
Medtronic, Inc.	400	20,340
Micrus Endovascular Corp. (a)	2,900	53,099
Mindray Medical International Ltd. sponsored ADR	33,300	1,348,650
NeuroMetrix, Inc. (a)	100	836
Orthofix International NV (a)	400	23,364
Quidel Corp. (a)	17,000	321,300
Respironics, Inc. (a)	1,600	78,816
Sirona Dental Systems, Inc. (a)	3,100	83,886
Smith & Nephew PLC sponsored ADR	1,600	95,632
SonoSite, Inc. (a)	100	3,322
Sonova Holding AG	2,836	302,981
St. Jude Medical, Inc. (a)	9,100	361,725
Stereotaxis, Inc. (a)	100	1,349
Stryker Corp.	300	21,789
SurModics, Inc. (a)	100	5,164
ThermoGenesis Corp. (a)	100	215
Thoratec Corp. (a)	100	1,959
Varian Medical Systems, Inc. (a)	100	4,996
Volcano Corp. (a)	100	1,461
William Demant Holding AS (a)	3,400	306,802
Zimmer Holdings, Inc. (a)	100	6,473
		7,110,362
Health Care Supplies - 0.3%
Alcon, Inc.	1,400	194,796
Align Technology, Inc. (a)	100	1,689
Chembio Diagnostics, Inc. (a)	100	45
Immucor, Inc. (a)	7,600	252,092
Insite Vision (a)	100	94
Inverness Medical Innovations, Inc. (a)	1,200	70,416
Regeneration Technologies, Inc. (a)	100	888
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	44,000	104,886
		624,906
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,735,268
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Distributors & Services - 0.4%
AmerisourceBergen Corp.	100	$ 4,537
Amplifon SpA	100	569
Arseus NV	2,900	38,947
Cardinal Health, Inc.	300	18,165
Chindex International, Inc. (a)	100	3,358
Galenica AG	51	27,693
McKesson Corp.	11,900	794,087
PharMerica Corp. (a)	8	118
		887,474
Health Care Facilities - 0.0%
Apollo Hospitals Enterprise Ltd. GDR (e)	100	1,221
Brookdale Senior Living, Inc.	100	3,310
Capital Senior Living Corp. (a)	100	821
Clinica Baviera SA	1,300	46,766
HealthSouth Corp. (a)	100	1,983
Sun Healthcare Group, Inc. (a)	100	1,659
		55,760
Health Care Services - 0.4%
Air Methods Corp. (a)	100	5,265
AMN Healthcare Services, Inc. (a)	100	1,688
BioScrip, Inc. (a)	3,000	26,370
DaVita, Inc. (a)	100	6,196
Diagnosticos da America SA	500	9,678
Emergency Medical Services Corp. Class A (a)	700	21,532
Express Scripts, Inc. (a)	1,900	128,725
Fresenius Medical Care AG sponsored ADR	100	5,586
Health Grades, Inc. (a)	3,900	21,177
Healthways, Inc. (a)	500	29,185
Medco Health Solutions, Inc. (a)	6,700	669,933
Omnicare, Inc.	100	2,548
Quest Diagnostics, Inc.	100	5,506
		933,389
Managed Health Care - 0.3%
CIGNA Corp.	2,100	112,581
Humana, Inc. (a)	300	23,109
Magellan Health Services, Inc. (a)	100	4,545
National Medical Health Card Systems, Inc. (a)	100	939
UnitedHealth Group, Inc.	4,500	247,500
Universal American Financial Corp. (a)	4,500	107,280
Wellcare Health Plans, Inc. (a)	100	3,891
WellPoint, Inc. (a)	200	16,842
		516,687
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,393,310
HEALTH CARE TECHNOLOGY - 3.2%
Health Care Technology - 3.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	69,500	1,229,455

	Shares	Value
Cerner Corp. (a)	80,100	$ 4,785,975
Eclipsys Corp. (a)	4,500	104,400
HLTH Corp. (a)	14,700	205,653
Merge Technologies, Inc. (a)	100	131
Phase Forward, Inc. (a)	1,800	43,920
TriZetto Group, Inc. (a)	37,500	578,625
Vital Images, Inc. (a)	900	16,236
		6,964,395
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Alapis SA (a)	6,500	22,822
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Shanghai Industrial Holdings Ltd. (H Shares)	100	484
INSURANCE - 0.0%
Life & Health Insurance - 0.0%
China Life Insurance Co. Ltd. ADR	466	38,487
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
NutriSystem, Inc. (a)	100	2,515
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	4,300	183,438
LIFE SCIENCES TOOLS & SERVICES - 1.6%
Life Sciences Tools & Services - 1.6%
AMAG Pharmaceuticals, Inc. (a)	1,600	92,208
Applera Corp. - Celera Genomics Group (a)	1,600	24,192
Biodelivery Sciences International, Inc. (a)(d)	4,700	14,570
Charles River Laboratories International, Inc. (a)	6,400	406,592
Covance, Inc. (a)	4,800	419,184
Exelixis, Inc. (a)	9,800	85,554
ICON PLC sponsored ADR (a)	500	29,655
Illumina, Inc. (a)	6,600	381,414
Innovive Pharmaceuticals, Inc. (a)	100	130
Medivation, Inc. (a)(d)	22,000	299,200
Millipore Corp. (a)	3,800	311,144
Nektar Therapeutics (a)	5,000	33,350
PerkinElmer, Inc.	4,800	130,944
Pharmaceutical Product Development, Inc.	100	4,234
PRA International (a)	10,600	321,180
QIAGEN NV (a)	177	3,729
Sequenom, Inc. (a)	4,000	37,120
Techne Corp. (a)	2,066	134,600
Thermo Fisher Scientific, Inc. (a)	10,200	587,928
Third Wave Technologies, Inc. (a)	15,900	128,313
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Ventana Medical Systems, Inc. (a)	100	$ 8,882
Waters Corp. (a)	400	31,216
		3,485,339
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Chattem, Inc. (a)	15,000	1,063,650
Hengan International Group Co. Ltd.	100	434
		1,064,084
PHARMACEUTICALS - 76.7%
Pharmaceuticals - 76.7%
Abbott Laboratories (d)	312,900	17,994,879
Adams Respiratory Therapeutics, Inc. (a)	34,800	1,501,272
Akorn, Inc. (a)	130,600	997,784
Alembic Ltd.	110,000	246,888
Alexza Pharmaceuticals, Inc. (a)	100	876
Allergan, Inc. (d)	103,100	6,911,824
Alpharma, Inc. Class A	10,600	222,600
APP Pharmaceuticals, Inc. (d)	100	1,175
Ardea Biosciences, Inc. (a)	11,800	156,350
Aspreva Pharmaceuticals Corp. (a)	9,100	234,325
Astellas Pharma, Inc.	400	17,845
AstraZeneca PLC sponsored ADR	430	20,373
Aurobindo Pharma Ltd.	7,000	87,367
Auxilium Pharmaceuticals, Inc. (a)	7,400	207,570
Barr Pharmaceuticals, Inc. (a)	29,250	1,570,725
Beijing Med-Pharm Corp. (a)(d)	11,100	112,332
Beijing Med-Pharm Corp. warrants 8/21/12 (a)(f)	1,000	1,354
Bentley Pharmaceuticals, Inc. (a)	7,900	99,461
Biodel, Inc.	2,300	40,411
BioMimetic Therapeutics, Inc. (a)	400	4,876
Biovail Corp.	110	1,673
Bradley Pharmaceuticals, Inc. (a)	1,100	21,659
Bristol-Myers Squibb Co.	463,700	13,739,431
Cardiome Pharma Corp. (a)	12,000	121,098
China Shineway Pharmaceutical Group Ltd.	100	72
Chugai Pharmaceutical Co. Ltd.	4,200	73,452
Cipla Ltd.	100	463
Collagenex Pharmaceuticals, Inc. (a)	2,300	18,308
Cypress Bioscience, Inc. (a)	100	1,220
Daiichi Sankyo Co. Ltd.	100	3,138
DepoMed, Inc. (a)	8,100	23,490
Eisai Co. Ltd.	400	17,693
Elan Corp. PLC sponsored ADR (a)	58,300	1,342,649
Eli Lilly & Co.	115,200	6,099,840
Emisphere Technologies, Inc. (a)	100	326
Endo Pharmaceuticals Holdings, Inc. (a)	20,400	559,164
Eurand NV	1,300	19,305

	Shares	Value
Flamel Technologies SA sponsored ADR (a)(d)	10,700	$ 91,164
Forest Laboratories, Inc. (a)	520	20,046
Genesis Pharmaceuticals Enterpises, Inc. (a)	99,000	28,710
GlaxoSmithKline PLC sponsored ADR	400	21,072
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	71,000	64,015
H. Lundbeck AS	100	2,874
Hi-Tech Pharmacal Co., Inc. (a)	5,500	55,220
Impax Laboratories, Inc. (a)	47,600	523,600
Inspire Pharmaceuticals, Inc. (a)	100,900	601,364
Intercell AG (a)	10,300	390,271
Inyx, Inc. (a)	113,500	3,065
Ipsen SA	11,600	657,426
Javelin Pharmaceuticals, Inc. (a)	19,800	82,368
Jazz Pharmaceuticals, Inc.	5,000	77,550
Johnson & Johnson	140,800	9,537,792
King Pharmaceuticals, Inc. (a)	2,000	21,180
Laboratorios Almirall SA	100	2,348
Lev Pharmaceuticals, Inc. (a)	100	196
MacroChem Corp. (a)	75,100	45,060
Map Pharmaceuticals, Inc.	1,500	20,415
Meda AB (A Shares)	100	1,338
Medicines Co. (a)	6,700	118,456
Medicis Pharmaceutical Corp. Class A	7,800	209,820
Merck & Co., Inc.	584,000	34,666,237
Merck KGaA	11,561	1,500,705
MGI Pharma, Inc. (a)	48,400	1,675,124
Mylan, Inc.	13,200	189,816
Newron Pharmaceuticals SpA	100	4,238
Nexmed, Inc. (a)	413,700	575,043
Novartis AG sponsored ADR	340	19,217
Noven Pharmaceuticals, Inc. (a)	19,600	310,268
Novo Nordisk AS Series B sponsored ADR	26,000	3,313,440
Ono Pharmaceutical Co. Ltd.	400	20,371
Par Pharmaceutical Companies, Inc. (a)	19,400	373,256
Penwest Pharmaceuticals Co. (a)	4,400	26,796
Perrigo Co.	107,800	3,331,020
Pfizer, Inc.	180,500	4,288,680
Pharmaxis Ltd. (a)	15,100	55,088
Pharmstandard OJSC GDR unit (a)(e)	3,600	84,960
Pipex Pharmaceuticals, Inc. (a)	67	369
Pozen, Inc. (a)	100	1,043
Pronova BioPharma ASA	52,300	196,106
Renovo Group PLC (a)	5,900	22,134
Replidyne, Inc. (a)	100	427
Roche Holding AG (participation certificate)	5,884	1,122,667
Sanofi-Aventis sponsored ADR	456	21,642
Santarus, Inc. (a)	16,400	41,656
Schering-Plough Corp.	604,990	18,936,187
Sciele Pharma, Inc. (a)	700	15,624
Sepracor, Inc. (a)	8,200	217,546
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Shionogi & Co. Ltd.	1,000	$ 19,224
Shire PLC	121,300	2,868,745
Simcere Pharmaceutical Group sponsored ADR	100	1,310
Sirtris Pharmaceuticals, Inc. (d)	3,800	61,142
Somaxon Pharmaceuticals, Inc. (a)	3,400	19,754
Spectrum Pharmaceuticals, Inc. (a)	100	327
Stada Arzneimittel AG	8,200	508,399
Takeda Pharmaceutical Co. Ltd.	300	19,251
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,900	709,617
Tong Ren Tang Technologies Co. Ltd. (H Shares)	18,000	32,320
Tongjitang Chinese Medicines Co. sponsored ADR	100	929
ULURU, Inc. (a)	11,500	39,675
Valeant Pharmaceuticals International (a)	27,100	313,005
Vectura Group PLC (a)	100	130
ViroPharma, Inc. (a)	14,900	133,206
Warner Chilcott Ltd. (a)	128,200	2,339,650
Watson Pharmaceuticals, Inc. (a)	33,600	984,816
Wuyi International Pharmaceutical Co. Ltd.	100	19
Wyeth	317,220	15,575,502
XenoPort, Inc. (a)	102,800	5,406,252
		165,091,551
SOFTWARE - 0.0%
Systems Software - 0.0%
Quality Systems, Inc.	600	17,754
TOTAL COMMON STOCKS (Cost $164,837,907)		202,557,721
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	8,699,504	$ 8,699,504
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	9,417,279	9,417,279
TOTAL MONEY MARKET FUNDS (Cost $18,116,783)		18,116,783
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $182,954,690)		220,674,504
NET OTHER ASSETS - (2.5)%		(5,356,914)
NET ASSETS - 100%		$ 215,317,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,181 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,354 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Beijing Med-Pharm Corp. warrants 8/21/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 113,004
Fidelity Securities Lending Cash Central Fund	66,665
Total	$ 179,669
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $183,253,879. Net unrealized appreciation aggregated $37,420,625, of which $40,654,428 related to appreciated investment securities and $3,233,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2007

1.810717.103

RET-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.2%
School Specialty, Inc. (a)	3,400	$ 121,346
Office Services & Supplies - 0.3%
ACCO Brands Corp. (a)	8,700	145,377
TOTAL COMMERCIAL SERVICES & SUPPLIES		266,723
DISTRIBUTORS - 1.3%
Distributors - 1.3%
Core-Mark Holding Co., Inc. (a)	900	24,147
Genuine Parts Co.	14,600	701,530
		725,677
FOOD & STAPLES RETAILING - 4.7%
Drug Retail - 4.7%
CVS Caremark Corp.	64,600	2,589,814
HOUSEHOLD DURABLES - 2.0%
Household Appliances - 2.0%
Whirlpool Corp.	13,700	1,109,152
INTERNET & CATALOG RETAIL - 11.2%
Catalog Retail - 1.4%
Liberty Media Corp. - Interactive Series A (a)	37,800	761,670
Internet Retail - 9.8%
Amazon.com, Inc. (a)(d)	35,400	3,205,824
Blue Nile, Inc. (a)(d)	24,500	1,808,345
Expedia, Inc. (a)	13,000	423,800
		5,437,969
TOTAL INTERNET & CATALOG RETAIL		6,199,639
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
eBay, Inc. (a)	15,400	516,362
MEDIA - 3.8%
Movies & Entertainment - 3.8%
Live Nation, Inc. (a)	33,700	452,254
Regal Entertainment Group Class A	82,200	1,626,738
		2,078,992
MULTILINE RETAIL - 18.5%
Department Stores - 9.5%
JCPenney Co., Inc.	24,500	1,080,940
Kohl's Corp. (a)	40,600	2,000,768
Macy's, Inc.	28,400	842,060
Nordstrom, Inc.	7,500	251,550
Retail Ventures, Inc. (a)	3,200	22,208
Sears Holdings Corp. (a)(d)	10,000	1,055,100
		5,252,626

	Shares	Value
General Merchandise Stores - 9.0%
Target Corp. (d)	83,000	$ 4,984,980
TOTAL MULTILINE RETAIL		10,237,606
SPECIALTY RETAIL - 49.6%
Apparel Retail - 7.0%
Abercrombie & Fitch Co. Class A	11,500	943,460
American Eagle Outfitters, Inc.	30,100	688,989
Citi Trends, Inc. (a)	9,300	143,685
Collective Brands, Inc. (a)(d)	7,400	113,442
Jos. A. Bank Clothiers, Inc. (a)(d)	7,000	181,230
Ross Stores, Inc.	20,800	548,704
TJX Companies, Inc.	38,900	1,141,326
Tween Brands, Inc. (a)	3,600	90,648
Zumiez, Inc. (a)	1,700	47,260
		3,898,744
Automotive Retail - 6.7%
Advance Auto Parts, Inc.	39,300	1,413,228
Asbury Automotive Group, Inc.	19,700	329,778
AutoZone, Inc. (a)(d)	5,600	625,128
CarMax, Inc. (a)(d)	26,000	594,620
CSK Auto Corp. (a)	100	975
Lithia Motors, Inc. Class A (sub. vtg.)	1,500	23,400
O'Reilly Automotive, Inc. (a)	17,900	588,194
Penske Auto Group, Inc.	5,200	104,000
		3,679,323
Computer & Electronics Retail - 4.4%
Best Buy Co., Inc.	31,600	1,613,180
Gamestop Corp. Class A (a)	14,300	821,535
		2,434,715
Home Improvement Retail - 12.3%
Home Depot, Inc.	138,200	3,946,992
Lowe's Companies, Inc.	95,400	2,328,714
Sherwin-Williams Co.	8,800	552,904
		6,828,610
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	10,800	314,388
Specialty Stores - 18.6%
Barnes & Noble, Inc.	6,300	242,235
Borders Group, Inc.	7,100	88,821
Dick's Sporting Goods, Inc. (a)	9,500	296,970
OfficeMax, Inc.	71,100	1,772,523
PetSmart, Inc.	39,800	1,133,504
Staples, Inc.	253,800	6,015,060
Tiffany & Co., Inc.	15,700	728,951
		10,278,064
TOTAL SPECIALTY RETAIL		27,433,844
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 7.1%
Footwear - 7.1%
Deckers Outdoor Corp. (a)	22,200	$ 3,200,574
Iconix Brand Group, Inc. (a)(d)	31,100	708,769
		3,909,343
TOTAL COMMON STOCKS (Cost $53,112,840)		55,067,152
Money Market Funds - 14.2%
Fidelity Cash Central Fund, 4.73% (b)	91,484	91,484
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	7,760,025	7,760,025
TOTAL MONEY MARKET FUNDS (Cost $7,851,509)		7,851,509
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $60,964,349)		62,918,661
NET OTHER ASSETS - (13.8)%		(7,626,580)
NET ASSETS - 100%		$ 55,292,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,019
Fidelity Securities Lending Cash Central Fund	48,062
Total	$ 64,081
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $61,786,117. Net unrealized appreciation aggregated $1,132,544, of which $5,356,872 related to appreciated investment securities and $4,224,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and
Computer Services Portfolio

November 30, 2007

1.810708.103

SOF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.4%
Communications Equipment - 1.4%
Research In Motion Ltd. (a)	109,800	$ 12,497,436
COMPUTERS & PERIPHERALS - 3.3%
Computer Hardware - 3.3%
Apple, Inc. (a)	168,500	30,704,070
INTERNET SOFTWARE & SERVICES - 22.5%
Internet Software & Services - 22.5%
Blinkx PLC	437,400	197,806
DealerTrack Holdings, Inc. (a)	37,200	1,582,488
eBay, Inc. (a)	812,900	27,256,537
Google, Inc. Class A (sub. vtg.) (a)(d)	217,600	150,796,801
Omniture, Inc. (a)	61,000	1,733,010
Visual Sciences, Inc. (a)	172,292	2,725,659
Yahoo!, Inc. (a)	893,700	23,960,097
		208,252,398
IT SERVICES - 23.5%
Data Processing & Outsourced Services - 9.0%
Affiliated Computer Services, Inc. Class A (a)	262,900	11,031,284
ExlService Holdings, Inc.	328,590	7,876,302
Genpact Ltd.	237,800	3,400,540
Mastercard, Inc. Class A (d)	145,700	29,234,705
MoneyGram International, Inc.	247,500	3,821,400
Paychex, Inc. (d)	184,200	7,183,800
Syntel, Inc.	76,100	2,741,883
The Western Union Co.	452,500	10,226,500
WNS Holdings Ltd. ADR (a)	404,551	7,722,879
		83,239,293
IT Consulting & Other Services - 14.5%
Accenture Ltd. Class A	161,600	5,584,896
Cognizant Technology Solutions Corp. Class A (a)	2,225,900	69,225,490
HCL Technologies Ltd.	1,009,569	8,232,126
Infosys Technologies Ltd. sponsored ADR	400,800	16,893,720
Patni Computer Systems Ltd. sponsored ADR	407,500	6,597,425
Satyam Computer Services Ltd. sponsored ADR (d)	1,031,300	26,978,808
		133,512,465
TOTAL IT SERVICES		216,751,758
SOFTWARE - 46.9%
Application Software - 9.9%
Absolute Software Corp. (a)	128,500	4,945,422
Adobe Systems, Inc. (a)	297,100	12,519,794
Ansys, Inc. (a)	403,800	15,691,668
Autonomy Corp. PLC (a)	407,900	6,695,257
Epicor Software Corp. (a)	465,600	5,037,792
Fair Isaac Corp.	297,600	10,999,296
Informatica Corp. (a)	709,200	12,162,780

	Shares	Value
Nuance Communications, Inc. (a)(d)	234,600	$ 4,734,228
Quest Software, Inc. (a)	1,079,714	17,458,975
Salesforce.com, Inc. (a)	21,500	1,219,695
		91,464,907
Home Entertainment Software - 10.2%
Activision, Inc. (a)	456,300	10,107,045
Gameloft (a)	158,300	1,401,089
Nintendo Co. Ltd.	82,200	50,043,359
Take-Two Interactive Software, Inc. (a)(d)	193,600	2,900,128
THQ, Inc. (a)	240,100	5,870,445
Ubisoft Entertainment SA (a)	275,068	23,947,463
		94,269,529
Systems Software - 26.8%
Microsoft Corp.	4,323,900	145,283,040
Oracle Corp. (a)	2,869,700	57,910,546
Progress Software Corp. (a)	189,300	5,987,559
Red Hat, Inc. (a)	226,400	4,532,528
Utimaco Safeware AG (d)	440,397	5,540,798
VMware, Inc. Class A (d)	308,200	28,160,234
		247,414,705
TOTAL SOFTWARE		433,149,141
TOTAL COMMON STOCKS (Cost $726,939,195)		901,354,803
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 4.73% (b)	15,379,154	15,379,154
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	104,930,875	104,930,875
TOTAL MONEY MARKET FUNDS (Cost $120,310,029)		120,310,029
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $847,249,224)		1,021,664,832
NET OTHER ASSETS - (10.6)%		(98,035,600)
NET ASSETS - 100%		$ 923,629,232
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 367,018
Fidelity Securities Lending Cash Central Fund	390,719
Total	$ 757,737
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Utimaco Safeware AG	$ 21,847,289	$ -	$ 9,150,813	$ 83,277	$ -
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $848,878,812. Net unrealized appreciation aggregated $172,786,020, of which $215,490,508 related to appreciated investment securities and $42,704,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2007

1.810712.103

TEC-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.2%
China Security & Surveillance Technology, Inc. (a)(d)	166,500	$ 3,529,800
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)(d)	134,400	2,603,328
TOTAL COMMERCIAL SERVICES & SUPPLIES		6,133,128
COMMUNICATIONS EQUIPMENT - 30.0%
Communications Equipment - 30.0%
Adtran, Inc.	328,900	7,133,841
ADVA AG Optical Networking (a)	703,356	4,548,068
Airvana, Inc.	575,100	3,634,632
Aruba Networks, Inc.	21,500	299,710
AudioCodes Ltd. (a)	805,900	4,134,267
Balda AG (a)	255,800	3,480,270
Blue Coat Systems, Inc. (a)(d)	137,100	4,964,391
Ciena Corp. (a)	174,700	7,683,306
Cisco Systems, Inc. (a)	6,205,000	173,864,100
Comtech Group, Inc. (a)	932,280	16,538,647
Comverse Technology, Inc. (a)	1,003,900	16,263,180
CyberTAN Technology, Inc.	340,000	680,527
Delta Networks, Inc.	4,418,000	1,588,811
F5 Networks, Inc. (a)	1,628,300	43,019,686
Finisar Corp. (a)	2,081,200	3,538,040
Foundry Networks, Inc. (a)	364,500	6,426,135
Foxconn International Holdings Ltd. (a)	6,588,000	16,381,261
Gemtek Technology Corp.	737,539	1,336,825
Harris Stratex Networks, Inc. Class A (a)	440,800	7,590,576
Infinera Corp.	101,700	2,218,077
Juniper Networks, Inc. (a)	1,843,400	54,785,848
NETGEAR, Inc. (a)	30,902	1,047,269
Nokia Corp. sponsored ADR	774,200	30,449,286
Optium Corp. (d)	197,300	1,657,320
Powerwave Technologies, Inc. (a)(d)	2,914,600	12,066,444
QUALCOMM, Inc.	524,300	21,380,954
Research In Motion Ltd. (a)	1,076,100	122,481,705
Riverbed Technology, Inc. (a)	352,300	9,963,044
Sonus Networks, Inc. (a)(d)	4,619,777	30,398,133
Starent Networks Corp.	520,600	10,880,540
		620,434,893
COMPUTERS & PERIPHERALS - 14.3%
Computer Hardware - 11.9%
Apple, Inc. (a)	1,126,000	205,179,722
Foxconn Technology Co. Ltd.	77,000	751,510
Hewlett-Packard Co.	412,000	21,077,920
High Tech Computer Corp.	806,500	14,968,041
Palm, Inc.	423,700	2,953,189
		244,930,382

	Shares	Value
Computer Storage & Peripherals - 2.4%
ASUSTeK Computer, Inc.	4,969,003	$ 15,549,785
Brocade Communications Systems, Inc. (a)	671,300	4,893,777
China Digital TV Holding Co. Ltd. ADR	3,700	115,699
Innolux Display Corp.	1,655,051	6,230,479
Netezza Corp.	434,500	5,757,125
Network Appliance, Inc. (a)	623,000	15,394,330
TPV Technology Ltd.	3,000,000	1,903,429
		49,844,624
TOTAL COMPUTERS & PERIPHERALS		294,775,006
DIVERSIFIED CONSUMER SERVICES - 1.4%
Education Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	345,600	27,672,192
ELECTRICAL EQUIPMENT - 5.2%
Electrical Components & Equipment - 5.0%
Evergreen Solar, Inc. (a)(d)	1,698,400	22,367,928
First Solar, Inc. (d)	56,400	13,375,260
JA Solar Holdings Co. Ltd. ADR	205,100	12,170,634
Neo-Neon Holdings Ltd.	12,776,000	10,961,242
SolarWorld AG (d)	316,400	19,075,177
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	321,400	25,445,238
		103,395,479
Heavy Electrical Equipment - 0.2%
Suzlon Energy Ltd.	100,000	4,799,975
TOTAL ELECTRICAL EQUIPMENT		108,195,454
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	150,000	6,502,500
Chi Mei Optoelectronics Corp.	3,169,920	4,252,751
Chunghwa Picture Tubes LTD. (a)	4,498,000	1,693,283
ENE Technology, Inc.	156,000	529,264
Motech Industries, Inc.	574,741	4,327,252
Motech Industries, Inc. GDR (a)(e)	210,015	1,581,850
		18,886,900
Electronic Manufacturing Services - 0.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,675,758	10,695,775
Trimble Navigation Ltd. (a)	204,900	7,595,643
		18,291,418
Technology Distributors - 1.1%
Brightpoint, Inc. (a)	353,274	5,867,881
Ingram Micro, Inc. Class A (a)	306,000	6,089,400
Mellanox Technologies Ltd.	411,800	7,305,332
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Mingyuan Medicare Development Co. Ltd.	20,480,000	$ 3,156,455
Wolfson Microelectronics PLC (a)	200,000	972,299
		23,391,367
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		60,569,685
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Health Care Equipment - 1.1%
Mindray Medical International Ltd. sponsored ADR	576,100	23,332,050
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	1,500	63,990
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	100,000	1,769,000
Cerner Corp. (a)	80,000	4,780,000
		6,549,000
HOTELS, RESTAURANTS & LEISURE - 2.4%
Hotels, Resorts & Cruise Lines - 2.4%
Ctrip.com International Ltd. sponsored ADR	440,900	26,502,499
Home Inns & Hotels Management, Inc. ADR (d)	590,500	23,726,290
		50,228,789
HOUSEHOLD DURABLES - 1.4%
Consumer Electronics - 1.4%
Garmin Ltd.	243,500	26,139,725
Harman International Industries, Inc.	48,900	3,599,040
		29,738,765
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	2,800	28,196
INTERNET SOFTWARE & SERVICES - 10.6%
Internet Software & Services - 10.6%
Akamai Technologies, Inc. (a)	449,600	17,111,776
Alibaba.com Ltd.	1,889,500	9,695,095
Blinkx PLC	500,000	226,116
DealerTrack Holdings, Inc. (a)	30,700	1,305,978
Equinix, Inc. (a)(d)	58,500	6,090,435
Google, Inc. Class A (sub. vtg.) (a)	210,100	145,599,300
LivePerson, Inc. (a)	717,300	3,586,500
LoopNet, Inc. (a)	150,000	2,304,000
Omniture, Inc. (a)	300,200	8,528,682
SAVVIS, Inc. (a)	133,600	4,280,544
Sohu.com, Inc. (a)(d)	50,800	2,914,904
Tencent Holdings Ltd.	1,395,000	10,427,629

	Shares	Value
TheStreet.com, Inc.	100,000	$ 1,230,000
Visual Sciences, Inc. (a)	334,638	5,293,973
		218,594,932
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.1%
WNS Holdings Ltd. ADR (a)	130,300	2,487,427
IT Consulting & Other Services - 0.6%
HCL Technologies Ltd.	500,000	4,077,050
RightNow Technologies, Inc. (a)	437,461	7,939,917
		12,016,967
TOTAL IT SERVICES		14,504,394
MEDIA - 0.7%
Advertising - 0.7%
Focus Media Holding Ltd. ADR (a)(d)	262,000	14,787,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.9%
Semiconductor Equipment - 2.6%
ASML Holding NV (NY Shares) (a)	208,223	7,235,749
Global Unichip Corp.	895,000	6,613,710
LTX Corp. (a)	953,485	2,288,364
MKS Instruments, Inc. (a)	175,000	3,179,750
Tessera Technologies, Inc. (a)	565,800	21,851,196
Varian Semiconductor Equipment Associates, Inc. (a)	291,489	12,099,708
		53,268,477
Semiconductors - 13.3%
Advanced Analog Technology, Inc.	580,390	2,535,554
Advanced Micro Devices, Inc. (a)(d)	4,107,200	40,086,272
Altera Corp.	434,900	8,167,422
AMIS Holdings, Inc. (a)	776,800	5,958,056
Anpec Electronics Corp.	190,583	453,502
Applied Micro Circuits Corp. (a)	1,757,700	4,411,827
Atheros Communications, Inc. (a)	120,000	3,538,800
Atmel Corp. (a)	1,777,022	7,801,127
AuthenTec, Inc.	43,400	742,140
Broadcom Corp. Class A (a)	1,012,400	27,071,576
Cavium Networks, Inc. (d)	734,593	18,842,310
CSR PLC (a)(d)	392,000	5,128,886
Diodes, Inc. (a)	125,400	3,689,268
Elan Microelectronics Corp.	453,000	898,280
Epistar Corp.	528,041	2,184,151
Faraday Technology Corp.	539,000	1,407,830
Formosa Epitaxy, Inc. (a)	700,000	826,336
Global Mixed-mode Technology, Inc.	534,500	3,535,732
Hittite Microwave Corp. (a)	226,300	9,773,897
Marvell Technology Group Ltd. (a)	4,720,743	70,527,900
MediaTek, Inc.	233,000	3,032,068
Micrel, Inc.	268,600	2,395,912
Mindspeed Technologies, Inc. (a)	4,341,000	6,077,400
Omnivision Technologies, Inc. (a)(d)	544,400	10,136,728
PMC-Sierra, Inc. (a)	850,900	5,973,318
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Richtek Technology Corp.	1,478,500	$ 13,971,882
Samsung Electronics Co. Ltd.	5,363	3,289,471
Spreadtrum Communications, Inc. ADR	22,100	219,895
Supertex, Inc. (a)	43,700	1,483,615
Taiwan Semiconductor Manufacturing Co. Ltd.	10,278	19,298
Xilinx, Inc.	374,400	8,199,360
Zoran Corp. (a)	101,900	2,223,458
		274,603,271
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		327,871,748
SOFTWARE - 11.4%
Application Software - 2.8%
Ansys, Inc. (a)	188,800	7,336,768
Autonomy Corp. PLC (a)	485,300	7,965,698
BladeLogic, Inc.	74,706	1,827,309
Callidus Software, Inc. (a)	1,302,400	8,153,024
Concur Technologies, Inc. (a)	78,200	2,937,192
Global Digital Creations Holdings Ltd. (a)	11,602,000	3,546,486
Longtop Financial Technologies Ltd. ADR	272,000	6,816,320
Salesforce.com, Inc. (a)	147,400	8,362,002
Smith Micro Software, Inc. (a)(d)	1,195,382	9,575,010
SuccessFactors, Inc.	13,300	182,609
Ulticom, Inc. (a)	100,000	750,000
		57,452,418
Home Entertainment Software - 5.4%
Activision, Inc. (a)	472,300	10,461,445
Nintendo Co. Ltd.	161,100	98,077,678
THQ, Inc. (a)	150,000	3,667,500
		112,206,623
Systems Software - 3.2%
Sandvine Corp. (a)	1,031,100	5,496,587
Sandvine Corp. (U.K.) (a)	1,941,200	10,374,860
Utimaco Safeware AG	125,000	1,572,671
VMware, Inc. Class A (d)	537,700	49,129,649
		66,573,767
TOTAL SOFTWARE		236,232,808

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	43,100	$ 1,962,774
Crown Castle International Corp. (a)	49,600	2,080,720
		4,043,494
TOTAL COMMON STOCKS (Cost $1,961,597,313)		2,043,755,804
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 4.73% (b)	4,819,852	4,819,852
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	156,381,726	156,381,726
TOTAL MONEY MARKET FUNDS (Cost $161,201,578)		161,201,578
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $2,122,798,891)	2,204,957,382
NET OTHER ASSETS - (6.6)%	(137,381,674)
NET ASSETS - 100%	$ 2,067,575,708
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,581,850 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 549,849
Fidelity Securities Lending Cash Central Fund	1,043,648
Total	$ 1,593,497
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,124,758,848. Net unrealized appreciation aggregated $80,198,534, of which $287,412,258 related to appreciated investment securities and $207,213,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2007

1.810721.103

TEL-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.4%
Communications Equipment - 5.4%
Aruba Networks, Inc. (d)	485,892	$ 6,773,334
F5 Networks, Inc. (a)	1,600	42,272
Infinera Corp.	26,800	584,508
Juniper Networks, Inc. (a)	16,700	496,324
Polycom, Inc. (a)	1,700	41,259
Redline Communications Group, Inc. (a)	113,500	476,772
Sonus Networks, Inc. (a)	56,800	373,744
Starent Networks Corp.	852,214	17,811,273
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	7,338
		26,606,824
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc.	500	2,825
Network Appliance, Inc. (a)	700	17,297
Synaptics, Inc. (a)	300	16,662
		36,784
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.6%
Alternative Carriers - 13.1%
Cable & Wireless PLC	18,800	72,808
Cogent Communications Group, Inc. (a)	120,408	2,502,078
Global Crossing Ltd. (a)	199,200	3,651,336
Iliad Group SA	7,036	730,002
Level 3 Communications, Inc. (a)(d)	6,736,664	22,635,191
PAETEC Holding Corp. (a)	98,700	1,056,090
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	1,499,000	33,622,570
		64,270,075
Integrated Telecommunication Services - 40.5%
AT&T, Inc. (d)	2,121,002	81,043,484
BT Group PLC	5,053	29,747
Cbeyond, Inc. (a)	138,162	5,715,762
Cincinnati Bell, Inc. (a)	546,100	2,599,436
Embarq Corp.	340,200	17,333,190
FairPoint Communications, Inc.	116,900	1,744,148
NTELOS Holdings Corp.	632	16,767
Qwest Communications International, Inc. (a)(d)	6,583,644	43,649,560
Telefonica SA	66,100	2,218,096
Telefonica SA sponsored ADR	140,200	14,113,934
Telenor ASA	78,400	1,819,657
Telenor ASA sponsored ADR	4,100	283,925

	Shares	Value
Verizon Communications, Inc.	639,424	$ 27,629,511
Windstream Corp.	60,008	777,104
		198,974,321
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		263,244,396
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	331,406
INTERNET SOFTWARE & SERVICES - 3.8%
Internet Software & Services - 3.8%
Google, Inc. Class A (sub. vtg.) (a)	90	62,370
SAVVIS, Inc. (a)(d)	583,900	18,708,156
		18,770,526
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
Comcast Corp. Class A (a)	1,600	32,864
Liberty Global, Inc. Class A (a)	400	16,248
Time Warner Cable, Inc. (a)	1,200	31,236
Virgin Media, Inc.	29,600	562,400
		642,748
SOFTWARE - 7.9%
Application Software - 3.9%
Synchronoss Technologies, Inc. (a)	584,663	19,247,106
Home Entertainment Software - 3.6%
Gameloft (a)(d)	1,775,286	15,712,786
Glu Mobile, Inc.	325,514	1,777,306
		17,490,092
Systems Software - 0.4%
Sandvine Corp. (a)	365,300	1,947,341
TOTAL SOFTWARE		38,684,539
WIRELESS TELECOMMUNICATION SERVICES - 24.9%
Wireless Telecommunication Services - 24.9%
America Movil SAB de CV Series L sponsored ADR	128,200	7,904,812
American Tower Corp. Class A (a)	289,200	13,170,168
Bharti Airtel Ltd. (a)	29,742	707,050
Centennial Communications Corp. Class A (a)	129,200	1,149,880
Clearwire Corp. (d)	24,600	383,022
Crown Castle International Corp. (a)(d)	348,800	14,632,160
Leap Wireless International, Inc. (a)	50,614	1,756,812
MetroPCS Communications, Inc.	22,500	384,750
Millicom International Cellular SA (a)	33,700	4,019,736
NII Holdings, Inc. (a)	615,700	33,962,012
Orascom Telecom Holding SAE unit	29,400	2,293,200
SBA Communications Corp. Class A (a)	288,064	10,785,116
Sprint Nextel Corp.	538,800	8,362,176
Telephone & Data Systems, Inc.	26,400	1,643,400
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Virgin Mobile USA, Inc. Class A	600	$ 4,368
Vodafone Group PLC sponsored ADR	565,300	21,057,425
		122,216,087
TOTAL COMMON STOCKS (Cost $475,287,945)		470,533,310
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 4.73% (b)	19,137,945	19,137,945
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	46,739,550	46,739,550
TOTAL MONEY MARKET FUNDS (Cost $65,877,495)		65,877,495
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $541,165,440)	536,410,805
NET OTHER ASSETS - (9.2)%	(44,997,038)
NET ASSETS - 100%	$ 491,413,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 223,184
Fidelity Securities Lending Cash Central Fund	217,077
Total	$ 440,261
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $545,678,473. Net unrealized depreciation aggregated $9,267,668, of which $42,193,345 related to appreciated investment securities and $51,461,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.100

ATLC-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.4%
Communications Equipment - 5.4%
Aruba Networks, Inc. (d)	485,892	$ 6,773,334
F5 Networks, Inc. (a)	1,600	42,272
Infinera Corp.	26,800	584,508
Juniper Networks, Inc. (a)	16,700	496,324
Polycom, Inc. (a)	1,700	41,259
Redline Communications Group, Inc. (a)	113,500	476,772
Sonus Networks, Inc. (a)	56,800	373,744
Starent Networks Corp.	852,214	17,811,273
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	7,338
		26,606,824
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc.	500	2,825
Network Appliance, Inc. (a)	700	17,297
Synaptics, Inc. (a)	300	16,662
		36,784
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.6%
Alternative Carriers - 13.1%
Cable & Wireless PLC	18,800	72,808
Cogent Communications Group, Inc. (a)	120,408	2,502,078
Global Crossing Ltd. (a)	199,200	3,651,336
Iliad Group SA	7,036	730,002
Level 3 Communications, Inc. (a)(d)	6,736,664	22,635,191
PAETEC Holding Corp. (a)	98,700	1,056,090
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	1,499,000	33,622,570
		64,270,075
Integrated Telecommunication Services - 40.5%
AT&T, Inc. (d)	2,121,002	81,043,484
BT Group PLC	5,053	29,747
Cbeyond, Inc. (a)	138,162	5,715,762
Cincinnati Bell, Inc. (a)	546,100	2,599,436
Embarq Corp.	340,200	17,333,190
FairPoint Communications, Inc.	116,900	1,744,148
NTELOS Holdings Corp.	632	16,767
Qwest Communications International, Inc. (a)(d)	6,583,644	43,649,560
Telefonica SA	66,100	2,218,096
Telefonica SA sponsored ADR	140,200	14,113,934
Telenor ASA	78,400	1,819,657
Telenor ASA sponsored ADR	4,100	283,925

	Shares	Value
Verizon Communications, Inc.	639,424	$ 27,629,511
Windstream Corp.	60,008	777,104
		198,974,321
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		263,244,396
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	331,406
INTERNET SOFTWARE & SERVICES - 3.8%
Internet Software & Services - 3.8%
Google, Inc. Class A (sub. vtg.) (a)	90	62,370
SAVVIS, Inc. (a)(d)	583,900	18,708,156
		18,770,526
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
Comcast Corp. Class A (a)	1,600	32,864
Liberty Global, Inc. Class A (a)	400	16,248
Time Warner Cable, Inc. (a)	1,200	31,236
Virgin Media, Inc.	29,600	562,400
		642,748
SOFTWARE - 7.9%
Application Software - 3.9%
Synchronoss Technologies, Inc. (a)	584,663	19,247,106
Home Entertainment Software - 3.6%
Gameloft (a)(d)	1,775,286	15,712,786
Glu Mobile, Inc.	325,514	1,777,306
		17,490,092
Systems Software - 0.4%
Sandvine Corp. (a)	365,300	1,947,341
TOTAL SOFTWARE		38,684,539
WIRELESS TELECOMMUNICATION SERVICES - 24.9%
Wireless Telecommunication Services - 24.9%
America Movil SAB de CV Series L sponsored ADR	128,200	7,904,812
American Tower Corp. Class A (a)	289,200	13,170,168
Bharti Airtel Ltd. (a)	29,742	707,050
Centennial Communications Corp. Class A (a)	129,200	1,149,880
Clearwire Corp. (d)	24,600	383,022
Crown Castle International Corp. (a)(d)	348,800	14,632,160
Leap Wireless International, Inc. (a)	50,614	1,756,812
MetroPCS Communications, Inc.	22,500	384,750
Millicom International Cellular SA (a)	33,700	4,019,736
NII Holdings, Inc. (a)	615,700	33,962,012
Orascom Telecom Holding SAE unit	29,400	2,293,200
SBA Communications Corp. Class A (a)	288,064	10,785,116
Sprint Nextel Corp.	538,800	8,362,176
Telephone & Data Systems, Inc.	26,400	1,643,400
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Virgin Mobile USA, Inc. Class A	600	$ 4,368
Vodafone Group PLC sponsored ADR	565,300	21,057,425
		122,216,087
TOTAL COMMON STOCKS (Cost $475,287,945)		470,533,310
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 4.73% (b)	19,137,945	19,137,945
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	46,739,550	46,739,550
TOTAL MONEY MARKET FUNDS (Cost $65,877,495)		65,877,495
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $541,165,440)	536,410,805
NET OTHER ASSETS - (9.2)%	(44,997,038)
NET ASSETS - 100%	$ 491,413,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 223,184
Fidelity Securities Lending Cash Central Fund	217,077
Total	$ 440,261
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $545,678,473. Net unrealized depreciation aggregated $9,267,668, of which $42,193,345 related to appreciated investment securities and $51,461,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2007

1.810722.103

TRN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 1.4%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	34,200	$ 206,941
General Dynamics Corp.	3,500	310,730
Precision Castparts Corp.	1,300	191,542
Spirit AeroSystems Holdings, Inc. Class A	7,100	248,145
The Boeing Co.	1,900	175,826
		1,133,184
AIR FREIGHT & LOGISTICS - 24.5%
Air Freight & Logistics - 24.5%
C.H. Robinson Worldwide, Inc. (d)	43,900	2,263,045
Expeditors International of Washington, Inc.	62,920	2,952,206
FedEx Corp.	50,100	4,933,347
Forward Air Corp.	64,595	2,090,940
Hub Group, Inc. Class A (a)	7,360	191,949
United Parcel Service, Inc. Class B	93,800	6,911,184
		19,342,671
AIRLINES - 18.9%
Airlines - 18.9%
AMR Corp. (a)	125,000	2,647,500
Continental Airlines, Inc. Class B (a)	48,300	1,359,645
Delta Air Lines, Inc. (a)(d)	136,102	2,689,376
easyJet PLC (a)	49,600	574,022
Northwest Airlines Corp. (a)	89,500	1,627,110
Ryanair Holdings PLC sponsored ADR (a)	19,676	798,255
Southwest Airlines Co.	80,387	1,137,476
UAL Corp. (a)(d)	68,300	2,796,202
US Airways Group, Inc. (a)(d)	61,600	1,279,432
		14,909,018
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
General Motors Corp.	5,700	170,031
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp.	26,554	236,596
MACHINERY - 0.8%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Bucyrus International, Inc. Class A	2,500	219,275
Cummins, Inc.	3,400	397,460
		616,735
MARINE - 6.0%
Marine - 6.0%
Alexander & Baldwin, Inc.	16,800	863,184

	Shares	Value
Eagle Bulk Shipping, Inc.	11,100	$ 317,460
Genco Shipping & Trading Ltd.	6,700	424,110
Horizon Lines, Inc. Class A	38,290	762,354
Kirby Corp. (a)	22,800	1,095,996
Navios Maritime Holdings, Inc.	30,200	440,618
OceanFreight, Inc.	36,300	794,244
		4,697,966
METALS & MINING - 2.6%
Diversified Metals & Mining - 2.6%
Titanium Metals Corp. (d)	69,200	2,053,164
OIL, GAS & CONSUMABLE FUELS - 3.0%
Oil & Gas Refining & Marketing - 0.7%
Valero Energy Corp.	8,300	540,081
Oil & Gas Storage & Transport - 2.3%
Double Hull Tankers, Inc.	29,700	393,822
Overseas Shipholding Group, Inc.	11,100	794,760
Ship Finance International Ltd. (NY Shares)	24,700	629,109
		1,817,691
TOTAL OIL, GAS & CONSUMABLE FUELS		2,357,772
ROAD & RAIL - 39.7%
Railroads - 31.6%
Burlington Northern Santa Fe Corp.	53,900	4,501,728
Canadian Pacific Railway Ltd.	7,100	473,215
CSX Corp.	56,000	2,352,000
Kansas City Southern (a)	8,350	287,491
Norfolk Southern Corp.	107,500	5,505,075
Union Pacific Corp.	93,200	11,756,247
		24,875,756
Trucking - 8.1%
Avis Budget Group, Inc. (a)	9,300	139,779
Con-way, Inc.	17,700	748,356
Hertz Global Holdings, Inc.	43,500	830,850
J.B. Hunt Transport Services, Inc.	27,500	722,975
Knight Transportation, Inc. (d)	29,000	440,800
Landstar System, Inc.	21,670	862,033
Old Dominion Freight Lines, Inc. (a)	26,700	601,551
Ryder System, Inc.	24,900	1,079,664
Saia, Inc. (a)	26,700	348,168
YRC Worldwide, Inc. (a)(d)	34,800	616,308
		6,390,484
TOTAL ROAD & RAIL		31,266,240
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc. Class A (a)	26,550	418,428
TOTAL COMMON STOCKS (Cost $61,995,314)		77,201,805
Money Market Funds - 15.1%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	1,690,919	$ 1,690,919
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	10,194,810	10,194,810
TOTAL MONEY MARKET FUNDS (Cost $11,885,729)		11,885,729
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $73,881,043)	89,087,534
NET OTHER ASSETS - (13.0)%	(10,269,363)
NET ASSETS - 100%	$ 78,818,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,467
Fidelity Securities Lending Cash Central Fund	35,174
Total	$ 78,641
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $73,975,745. Net unrealized appreciation aggregated $15,111,789, of which $19,833,038 related to appreciated investment securities and $4,721,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

November 30, 2007

1.810724.103

UTI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	147,800	$ 1,463,220
ELECTRIC UTILITIES - 49.3%
Electric Utilities - 49.3%
Allegheny Energy, Inc.	520,200	31,602,150
American Electric Power Co., Inc.	625,800	29,831,886
DPL, Inc.	148,000	4,481,440
Edison International	409,000	22,895,820
Entergy Corp.	250,500	29,944,770
Exelon Corp.	796,900	64,604,683
FirstEnergy Corp.	408,500	28,006,760
FPL Group, Inc.	467,000	32,577,920
Great Plains Energy, Inc. (d)	149,200	4,428,256
ITC Holdings Corp.	142,000	7,247,680
Northeast Utilities	179,100	5,655,978
Pepco Holdings, Inc. (d)	524,400	14,735,640
PPL Corp.	1,180,800	60,173,568
Reliant Energy, Inc. (a)	504,179	13,128,821
Sierra Pacific Resources	287,100	4,938,120
Westar Energy, Inc.	280,200	7,259,982
		361,513,474
GAS UTILITIES - 6.3%
Gas Utilities - 6.3%
Equitable Resources, Inc.	267,200	14,124,192
Questar Corp.	203,100	10,855,695
Southern Union Co.	707,000	21,103,950
		46,083,837
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 21.9%
Independent Power Producers & Energy Traders - 21.9%
AES Corp. (a)(d)	2,868,098	62,667,941
Constellation Energy Group, Inc.	368,900	36,967,469
Dynegy, Inc. Class A (a)	1,002,300	7,627,503
Mirant Corp. (a)	452,400	17,458,116
NRG Energy, Inc. (a)(d)	837,700	35,510,103
		160,231,132
MULTI-UTILITIES - 19.4%
Multi-Utilities - 19.4%
Alliant Energy Corp.	136,300	5,659,176

	Shares	Value
Ameren Corp.	45,200	$ 2,434,020
CenterPoint Energy, Inc. (d)	542,400	9,681,840
CMS Energy Corp. (d)	842,816	14,690,283
OGE Energy Corp.	161,600	5,752,960
PG&E Corp.	576,400	26,670,028
Public Service Enterprise Group, Inc.	313,500	30,014,490
Sempra Energy	467,300	29,262,326
Wisconsin Energy Corp.	65,900	3,152,656
Xcel Energy, Inc. (d)	638,900	14,764,979
		142,082,758
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Aqua America, Inc. (d)	159,104	3,522,563
TOTAL COMMON STOCKS (Cost $609,716,733)		714,896,984
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 4.73% (b)	16,233,124	16,233,124
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	45,663,325	45,663,325
TOTAL MONEY MARKET FUNDS (Cost $61,896,449)		61,896,449
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $671,613,182)		776,793,433
NET OTHER ASSETS - (6.0)%		(44,274,929)
NET ASSETS - 100%		$ 732,518,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,238,345
Fidelity Securities Lending Cash Central Fund	103,620
Total	$ 1,341,965
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $672,742,139. Net unrealized appreciation aggregated $104,051,294, of which $110,277,289 related to appreciated investment securities and $6,225,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2007

1.810702.103

WIR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
Fortress Investment Group LLC	400	$ 7,284
COMMUNICATIONS EQUIPMENT - 35.6%
Communications Equipment - 35.6%
Aruba Networks, Inc. (d)	1,211,284	16,885,299
Comverse Technology, Inc. (a)	2,620	42,444
Harris Corp.	325,300	20,419,081
Motorola, Inc.	840,980	13,430,451
Nokia Corp. sponsored ADR (d)	1,682,000	66,153,060
Powerwave Technologies, Inc. (a)	93,000	385,020
QUALCOMM, Inc.	571,750	23,315,965
Redline Communications Group, Inc. (a)	135,100	567,505
Research In Motion Ltd. (a)	671,800	76,464,278
Starent Networks Corp. (d)	1,268,712	26,516,081
Tekelec (a)	1,600	19,680
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	636,500	15,568,790
		259,767,654
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.1%
Apple, Inc. (a)	5,800	1,056,876
Computer Storage & Peripherals - 0.1%
Synaptics, Inc. (a)	11,000	610,940
TOTAL COMPUTERS & PERIPHERALS		1,667,816
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Integrated Telecommunication Services - 1.9%
AT&T, Inc.	16,997	649,455
Cbeyond, Inc. (a)	8,800	364,056
NTELOS Holdings Corp.	205,000	5,438,650
Telefonica SA sponsored ADR	42,200	4,248,274
Telenor ASA sponsored ADR	40,500	2,804,625
Verizon Communications, Inc.	16,100	695,681
		14,200,741
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	1,000	37,070
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	100	69,300
Openwave Systems, Inc.	205,941	566,338
SAVVIS, Inc. (a)	6,200	198,648
		834,286

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
Semiconductors - 5.1%
Atheros Communications, Inc. (a)	104,900	$ 3,093,501
Cree, Inc. (a)	26,200	645,306
Marvell Technology Group Ltd. (a)	1,127,200	16,840,368
RF Micro Devices, Inc. (a)(d)	971,800	5,617,004
Skyworks Solutions, Inc. (a)(d)	1,251,600	11,364,528
		37,560,707
SOFTWARE - 5.9%
Application Software - 4.4%
Synchronoss Technologies, Inc. (a)(d)	970,800	31,958,736
Home Entertainment Software - 1.5%
Gameloft (a)	778,262	6,888,278
Glu Mobile, Inc. (d)	694,779	3,793,493
		10,681,771
Systems Software - 0.0%
Sandvine Corp. (a)	10,900	58,106
TOTAL SOFTWARE		42,698,613
WIRELESS TELECOMMUNICATION SERVICES - 46.3%
Wireless Telecommunication Services - 46.3%
America Movil SAB de CV Series L sponsored ADR	321,200	19,805,192
American Tower Corp. Class A (a)	529,692	24,122,174
Bharti Airtel Ltd. (a)	55,103	1,309,951
China Mobile (Hong Kong) Ltd. sponsored ADR	19,500	1,787,370
Clearwire Corp. (d)	168,200	2,618,874
Crown Castle International Corp. (a)	639,500	26,827,025
InPhonic, Inc. (a)	27,700	391
KDDI Corp.	2,500	17,843,736
Leap Wireless International, Inc. (a)	173,783	6,032,008
MetroPCS Communications, Inc. (d)	370,900	6,342,390
Millicom International Cellular SA (a)	66,200	7,896,336
NII Holdings, Inc. (a)(d)	1,185,600	65,397,696
NTT DoCoMo, Inc.	11,900	18,932,900
Orascom Telecom Holding SAE unit	12,900	1,006,200
SBA Communications Corp. Class A (a)	703,700	26,346,528
Sprint Nextel Corp.	756,231	11,736,705
Telephone & Data Systems, Inc.	54,900	3,417,525
U.S. Cellular Corp. (a)	17,700	1,451,400
Virgin Mobile USA, Inc. Class A	6,100	44,408
Vodafone Group PLC sponsored ADR	2,550,000	94,987,499
		337,906,308
TOTAL COMMON STOCKS (Cost $602,654,255)		694,680,479
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 4.73% (b)	10,969,382	$ 10,969,382
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	43,091,025	43,091,025
TOTAL MONEY MARKET FUNDS (Cost $54,060,407)		54,060,407
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $656,714,662)	748,740,886
NET OTHER ASSETS - (2.5)%	(18,252,918)
NET ASSETS - 100%	$ 730,487,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 557,889
Fidelity Securities Lending Cash Central Fund	266,439
Total	$ 824,328
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $665,966,490. Net unrealized appreciation aggregated $82,774,396, of which $134,218,044 related to appreciated investment securities and $51,443,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008